HARTFORD LEADERS SOLUTION OUTLOOK
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [The Hartford Logo]
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This prospectus describes information you should know before you purchase Series
I and Series IR of Hartford Leaders Solution Outlook variable annuity. Please read it carefully.

Hartford Leaders Solution Outlook variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- MERRILL LYNCH GLOBAL GROWTH V.I. FUND SUB-ACCOUNT which purchases Class A shares of Merrill Lynch Global Growth V.I. Fund of Merrill Lynch Variable Series Funds, Inc.

- MERRILL LYNCH LARGE CAP GROWTH V.I. FUND SUB-ACCOUNT which purchases Class A shares of Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc.

- AIM V.I. AGGRESSIVE GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Aggressive Growth Fund of the A I M Variable Insurance Funds

- AIM V.I. BASIC VALUE FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Basic Value Fund of the A I M Variable Insurance Funds

- AIM V.I. BLUE CHIP FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Blue Chip Fund of the A I M Variable Insurance Funds

- AIM V.I. CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Capital Appreciation Fund of the A I M Variable Insurance Funds

- AIM V.I. DENT DEMOGRAPHIC TRENDS FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Dent Demographic Trends Fund of the A I M Variable Insurance Funds

- AIM V.I. GOVERNMENT SECURITIES FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Government Securities Fund of the A I M Variable Insurance Funds

- AIM V.I. INTERNATIONAL GROWTH FUND SUB-ACCOUNT (formerly AIM V.I. International Equity Fund Sub-Account) which purchases Series I shares of the AIM V.I. International Growth Fund (formerly AIM V.I. International Equity
  Fund) of the A I M Variable Insurance Funds

- AIM V.I. MID CAP CORE EQUITY FUND SUB-ACCOUNT (formerly AIM V.I. Mid Cap Equity Fund Sub-Account) which purchases Series I shares of the AIM V.I. Mid Cap Core Equity Fund (formerly AIM V.I. Mid Cap Equity Fund) of the A I M Variable Insurance Funds

- AIM V.I. PREMIER EQUITY FUND SUB-ACCOUNT (formerly AIM V.I. Value Fund Sub-Account) which purchases Series I shares of the AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund) of the A I M Variable Insurance Funds

- AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series (also known as American Variable Insurance Series) ("American Funds Asset Allocation Fund")

- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")

- AMERICAN FUNDS BOND FUND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT which purchases Class 2 shares of the New World Fund of American Funds Insurance Series ("American Funds New World Fund")

- FRANKLIN INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Income Securities Fund")

- FRANKLIN LARGE CAP GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Large Cap Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Large Cap Growth Securities Fund")

- FRANKLIN REAL ESTATE FUND SUB-ACCOUNT (closed to Contracts issued on or after May 1, 2002) which purchases Class 2 shares of the Franklin Real Estate Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Real Estate Fund")

- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- FRANKLIN TECHNOLOGY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Technology Securities Fund of the Franklin Templeton Variable Insurance Products Trust. ("Franklin Technology Securities Fund")

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Emerging Growth Series of the
  MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS GLOBAL EQUITY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Global Equity Series of the
  MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Growth Stock Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Trust Series of the
  MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Mid Cap Growth Series of the
  MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS NEW DISCOVERY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- New Discovery Series of the
  MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Total Return Series of the
  MFS-Registered Trademark- Variable Insurance Trust(SM)

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")

- TEMPLETON FOREIGN SECURITIES FUND SUB-ACCOUNT (formerly Templeton International Securities Fund Sub-Account) which purchases Class 2 shares of the Templeton Foreign Securities Fund (formerly Templeton International Securities Fund) of the Franklin Templeton Variable Insurance Products Trust ("Templeton Foreign Securities Fund")

- TEMPLETON GLOBAL ASSET ALLOCATION FUND SUB-ACCOUNT (formerly Templeton Asset Strategy Fund Sub-Account) (closed to Contracts issued on or after May 1,
  2002) which purchases Class 2 shares of the Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy Fund) of the Franklin Templeton Variable Insurance Products Trust ("Templeton Global Asset Allocation Fund")

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
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PROSPECTUS DATED: AUGUST 5, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 5, 2002
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4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                            PAGE
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
DEFINITIONS                                                                   5
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FEE TABLE                                                                     7
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HIGHLIGHTS                                                                   12
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GENERAL CONTRACT INFORMATION                                                 14
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  Hartford Life and Annuity Insurance Company                                14
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  The Separate Account                                                       14
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  The Funds                                                                  14
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PERFORMANCE RELATED INFORMATION                                              18
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FIXED ACCUMULATION FEATURE                                                   18
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THE CONTRACT                                                                 19
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  Purchases and Contract Value                                               19
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  Charges and Fees                                                           22
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  Principal First                                                            24
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  Death Benefit                                                              25
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  Surrenders                                                                 28
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ANNUITY PAYOUTS                                                              30
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OTHER PROGRAMS AVAILABLE                                                     32
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OTHER INFORMATION                                                            33
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  Legal Matters                                                              33
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  More Information                                                           33
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FEDERAL TAX CONSIDERATIONS                                                   34
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     38
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           39
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           42
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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  45
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APPENDIX IV -- ACCUMULATION UNIT VALUES                                      46
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

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                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each year under Principal First. It is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".
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6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, we make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. This benefit is called the Guaranteed Income Benefit in your Contract.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.
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                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      6%
---------------------------------------------------------
    Second Year                                         5%
---------------------------------------------------------
    Third Year                                          4%
---------------------------------------------------------
    Fourth Year                                         0%
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ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.50%
---------------------------------------------------------
    Administrative Fees                              0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.70%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.35%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all Optional Charges                            2.40%
---------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so this Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                            12B-1 DISTRIBUTION            TOTAL FUND
                                MANAGEMENT   AND/OR SERVICING    OTHER    OPERATING
                                   FEES            FEES         EXPENSES   EXPENSES
------------------------------------------------------------------------------------
Merrill Lynch Global Growth
  V.I. Fund                       0.75%            N/A           0.13%      0.88%
------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth
  V.I. Fund                       0.65%            N/A           0.50%      1.15%
------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth
  Fund -- Series I (1)            0.80%            N/A           0.41%      1.21%
------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund --
  Series I (1)(2)                 0.73%            N/A           0.57%      1.30%
------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund --
  Series I (1)                    0.75%            N/A           0.51%      1.26%
------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
  Fund -- Series I (1)            0.61%            N/A           0.24%      0.85%
------------------------------------------------------------------------------------
AIM V.I. Dent Demographic
  Trends Fund -- Series I
  (1)(3)                          0.85%            N/A           0.59%      1.44%
------------------------------------------------------------------------------------
AIM V.I. Government Securities
  Fund -- Series I (1)            0.50%            N/A           0.58%      1.08%
------------------------------------------------------------------------------------
AIM V.I. International Growth
  Fund -- Series I (1)            0.73%            N/A           0.32%      1.05%
------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
  Fund -- Series I (1)(2)         0.73%            N/A           0.57%      1.30%
------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
  -- Series I (1)                 0.60%            N/A           0.25%      0.85%
------------------------------------------------------------------------------------
American Funds Asset
  Allocation Fund                 0.43%           0.25%          0.02%      0.70%
------------------------------------------------------------------------------------
American Funds Blue Chip
  Income and Growth Fund (4)      0.25%           0.12%          0.00%      0.37%
------------------------------------------------------------------------------------
American Funds Bond Fund          0.48%           0.25%          0.01%      0.74%
------------------------------------------------------------------------------------
American Funds Global Growth
  Fund                            0.66%           0.25%          0.04%      0.95%
------------------------------------------------------------------------------------
American Funds Global Small
  Capitalization Fund             0.80%           0.25%          0.03%      1.08%
------------------------------------------------------------------------------------
American Funds Growth Fund        0.37%           0.25%          0.01%      0.63%
------------------------------------------------------------------------------------
American Funds Growth-Income
  Fund                            0.33%           0.25%          0.02%      0.60%
------------------------------------------------------------------------------------
American Funds International
  Fund                            0.55%           0.25%          0.06%      0.86%
------------------------------------------------------------------------------------
American Funds New World Fund     0.85%           0.25%          0.06%      1.16%
------------------------------------------------------------------------------------
Franklin Real Estate Fund --
  Class 2 (5)(6)                  0.56%           0.25%          0.03%      0.84%
------------------------------------------------------------------------------------
Franklin Income Securities
  Fund -- Class 2 (5)(6)          0.49%           0.25%          0.04%      0.78%
------------------------------------------------------------------------------------
Franklin Large Cap Growth
  Securities Fund -- Class 2
  (5)(6)                          0.75%           0.25%          0.03%      1.03%
------------------------------------------------------------------------------------
Franklin Small Cap Fund --
  Class 2 (6)(7)                  0.53%           0.25%          0.31%      1.09%
------------------------------------------------------------------------------------
Franklin Strategic Income
  Securities Fund -- Class 1
  (7)                             0.42%            N/A           0.34%      0.76%
------------------------------------------------------------------------------------
Franklin Technology Securities
  Fund -- Class 2 (6)(7)          0.55%           0.25%          0.51%      1.31%
------------------------------------------------------------------------------------
Hartford Money Market HLS Fund
  -- Class IA                     0.45%            N/A           0.03%      0.48%
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Capital Opportunities Series
  -- Initial Class (8)(9)         0.75%            N/A           0.16%      0.91%
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Emerging Growth Series --
  Initial Class (8)               0.75%            N/A           0.12%      0.87%
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Global Equity Series --
  Initial Class (8)(9)            1.00%            N/A           0.16%      1.16%
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Investors Growth Stock
  Series -- Initial Class
  (8)(9)                          0.75%            N/A           0.17%      0.92%
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Investors Trust Series --
  Initial Class (8)               0.75%            N/A           0.15%      0.90%
------------------------------------------------------------------------------------
MFS-Registered Trademark- High
  Income Series -- Initial
  Class (8)(9)                    0.75%            N/A           0.16%      0.91%
------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid
  Cap Growth Series -- Initial
  Class (8)(9)                    0.75%            N/A           0.15%      0.90%
------------------------------------------------------------------------------------
MFS-Registered Trademark- New
  Discovery Series -- Initial
  Class (8)(9)                    0.90%            N/A           0.16%      1.06%
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Total Return Series --
  Initial Class (8)               0.75%            N/A           0.14%      0.89%
------------------------------------------------------------------------------------
Mutual Shares Securities Fund
  -- Class 2 (6)                  0.60%           0.25%          0.19%      1.04%
------------------------------------------------------------------------------------
Templeton Global Asset
  Allocation Fund -- Class 2
  (6)                             0.61%           0.25%          0.20%      1.06%
------------------------------------------------------------------------------------
Templeton Developing Markets
  Securities Fund -- Class 1      1.25%            N/A           0.32%      1.57%
------------------------------------------------------------------------------------
Templeton Growth Securities
  Fund -- Class 2 (5)(6)          0.80%           0.25%          0.05%      1.10%
------------------------------------------------------------------------------------
Templeton Foreign Securities
  Fund -- Class 2 (6)(7)          0.69%           0.25%          0.22%      1.16%
------------------------------------------------------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets.

                                                                               9
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(2) Figures shown in the table are estimates for the current year and are expressed as a percentage of Fund average daily net assets.

(3) The investment adviser has voluntarily agreed to waive fees and/or expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increase in expenses due to expense offset arrangements, if any) to limit total fund operating expenses as shown in the table below.

                                            12B-1 DISTRIBUTION            TOTAL FUND
                                MANAGEMENT   AND/OR SERVICING    OTHER    OPERATING
                                   FEES            FEES         EXPENSES   EXPENSES
------------------------------------------------------------------------------------
AIM V.I. Dent Demographic
  Trends Fund -- Series I
  Shares                          0.71%           0.00%          0.59%      1.30%
------------------------------------------------------------------------------------

(4) The Fund commenced operations on July 5, 2001, therefore the expenses provided are not representative of a full year and are based on activity from July 5, 2001 through December 31, 2001.

(5) The Fund administration fee is paid indirectly through the Management Fee.

(6) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(7) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses are:

                                            12B-1 DISTRIBUTION            TOTAL FUND
                                MANAGEMENT   AND/OR SERVICING    OTHER    OPERATING
                                   FEES            FEES         EXPENSES   EXPENSES
------------------------------------------------------------------------------------
Franklin Small Cap Fund --
  Class 2                         0.45%           0.25%          0.31%      1.01%
------------------------------------------------------------------------------------
Franklin Strategic Income
  Securities Fund -- Class 1      0.37%            N/A           0.34%      0.71%
------------------------------------------------------------------------------------
Franklin Technology Securities
  Fund -- Class 2                 0.52%           0.25%          0.51%      1.28%
------------------------------------------------------------------------------------
Templeton Foreign Securities
  Fund -- Class 2                 0.68%           0.25%          0.22%      1.15%
------------------------------------------------------------------------------------

(8) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Fund Operating Expenses would be lower for certain series and would equal:

                                            12B-1 DISTRIBUTION            TOTAL FUND
                                MANAGEMENT   AND/OR SERVICING    OTHER    OPERATING
                                   FEES            FEES         EXPENSES   EXPENSES
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Capital Opportunities Series
  -- Initial Class                0.75%            N/A           0.15%      0.90%
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Emerging Growth Series --
  Initial Class                   0.75%            N/A           0.11%      0.86%
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Global Equity Series --
  Initial Class                   1.00%            N/A           0.15%      1.15%
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Investors Growth Stock
  Series -- Initial Class         0.75%            N/A           0.15%      0.90%
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Investors Trust Series --
  Initial Class                   0.75%            N/A           0.14%      0.89%
------------------------------------------------------------------------------------
MFS-Registered Trademark- High
  Income Series -- Initial
  Class                           0.75%            N/A           0.15%      0.90%
------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid
  Cap Growth Series -- Initial
  Class                           0.75%            N/A           0.15%      0.90%
------------------------------------------------------------------------------------
MFS-Registered Trademark- New
  Discovery Series -- Initial
  Class                           0.90%            N/A           0.15%      1.05%
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Total Return Series --
  Initial Class                   0.75%            N/A           0.13%      0.88%
------------------------------------------------------------------------------------

(9) MFS has contractually agreed, subject to reimbursement, to bear certain "Other Expenses" for these series, after taking into account the expense offset arrangement described above. These contractual fee arrangements will continue until at least

10
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
    May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Without these reductions, Total Fund Operating Expenses would have been:

                                            12B-1 DISTRIBUTION            TOTAL FUND
                                MANAGEMENT   AND/OR SERVICING    OTHER    OPERATING
                                   FEES            FEES         EXPENSES   EXPENSES
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Capital Opportunities Series
  -- Initial Class                0.75%            N/A           0.21%      0.96%
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Global Equity Series --
  Initial Class                   1.00%            N/A           1.22%      2.22%
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Investors Growth Stock
  Series -- Initial Class         0.75%            N/A           0.17%      0.92%
------------------------------------------------------------------------------------
MFS-Registered Trademark- High
  Income Series -- Initial
  Class                           0.75%            N/A           0.26%      1.01%
------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid
  Cap Growth Series -- Initial
  Class                           0.75%            N/A           0.20%      0.95%
------------------------------------------------------------------------------------
MFS-Registered Trademark- New
  Discovery Series -- Initial
  Class                           0.90%            N/A           0.19%      1.09%
------------------------------------------------------------------------------------

                                                                              11
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                                                                                              If you do not Surrender your
                      If you Surrender your Contract:     If you annuitize your Contract:     Contract:
SUB-ACCOUNT           1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global
  Growth V.I. Fund     $90     $143     $177      $369     $34     $104     $177      $368     $34     $105     $177      $369
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large
  Cap Growth V.I.
  Fund                 $92     $151     $191      $394     $36     $112     $190      $393     $37     $113     $191      $394
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive
  Growth Fund          $93     $153     $194      $399     $37     $114     $193      $398     $38     $115     $194      $399
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value
  Fund                 $94     $155     $198      $407     $38     $117     $197      $406     $39     $117     $198      $407
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip
  Fund                 $93     $154     $196      $404     $38     $115     $195      $403     $38     $116     $196      $404
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital
  Appreciation Fund    $89     $142     $176      $366     $33     $103     $175      $365     $34     $104     $176      $366
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent
  Demographic Trends
  Fund                 $95     $159     $205      $420     $39     $121     $204      $419     $40     $122     $205      $420
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government
  Securities Fund      $92     $149     $187      $387     $36     $110     $186      $387     $36     $111     $187      $387
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I.
  International
  Growth Fund          $91     $148     $186      $385     $35     $109     $185      $384     $36     $110     $186      $385
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap
  Core Equity Fund     $94     $155     $198      $407     $38     $117     $197      $406     $39     $117     $198      $407
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier
  Equity Fund          $89     $142     $176      $366     $33     $103     $175      $365     $34     $104     $176      $366
--------------------------------------------------------------------------------------------------------------------------------
American Funds Asset
  Allocation Fund      $88     $138     $168      $352     $32     $ 99     $168      $351     $33     $ 99     $168      $352
--------------------------------------------------------------------------------------------------------------------------------
American Funds Blue
  Chip Income and
  Growth Fund          $84     $128     $152      $321     $28     $ 89     $151      $320     $29     $ 89     $152      $321
--------------------------------------------------------------------------------------------------------------------------------
American Funds Bond
  Fund                 $88     $139     $170      $356     $32     $100     $170      $355     $33     $101     $170      $356
--------------------------------------------------------------------------------------------------------------------------------
American Funds
  Global Growth Fund   $90     $145     $181      $376     $34     $106     $180      $375     $35     $107     $181      $376
--------------------------------------------------------------------------------------------------------------------------------
American Funds
  Global Small
  Capitalization
  Fund                 $92     $149     $187      $387     $36     $110     $186      $387     $36     $111     $187      $387
--------------------------------------------------------------------------------------------------------------------------------
American Funds
  Growth Fund          $87     $136     $165      $346     $31     $ 96     $164      $345     $32     $ 97     $165      $346
--------------------------------------------------------------------------------------------------------------------------------
American Funds
  Growth-Income Fund   $87     $135     $164      $343     $31     $ 96     $163      $342     $32     $ 96     $164      $343
--------------------------------------------------------------------------------------------------------------------------------
American Funds
  International Fund   $89     $142     $176      $367     $33     $103     $176      $366     $34     $104     $176      $367
--------------------------------------------------------------------------------------------------------------------------------
American Funds New
  World Fund           $92     $151     $191      $395     $36     $112     $190      $394     $37     $113     $191      $395
--------------------------------------------------------------------------------------------------------------------------------
Franklin Income
  Securities Fund      $89     $140     $172      $360     $33     $101     $172      $359     $33     $102     $172      $360
--------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap
  Growth Securities
  Fund                 $91     $147     $185      $383     $35     $109     $184      $382     $36     $109     $185      $383
--------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate
  Fund                 $89     $142     $175      $365     $33     $103     $175      $364     $34     $104     $175      $365
--------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap
  Fund                 $92     $149     $188      $388     $36     $110     $187      $387     $37     $111     $188      $388
--------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic
  Income Securities
  Fund                 $88     $139     $171      $358     $32     $100     $171      $357     $33     $101     $171      $358
--------------------------------------------------------------------------------------------------------------------------------
Franklin Technology
  Securities Fund      $94     $155     $198      $408     $38     $117     $198      $407     $39     $118     $198      $408
--------------------------------------------------------------------------------------------------------------------------------
Hartford Money
  Market HLS Fund      $85     $131     $158      $331     $30     $ 92     $157      $330     $30     $ 93     $158      $331
--------------------------------------------------------------------------------------------------------------------------------
MFS Capital
  Opportunities
  Series               $90     $144     $179      $372     $34     $105     $178      $371     $35     $106     $179      $372
--------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth
  Series               $89     $143     $177      $368     $34     $104     $176      $367     $34     $104     $177      $368
--------------------------------------------------------------------------------------------------------------------------------
MFS Global Equity
  Series               $92     $151     $191      $395     $36     $112     $190      $394     $37     $113     $191      $395
--------------------------------------------------------------------------------------------------------------------------------
MFS High Income
  Series               $90     $144     $179      $372     $34     $105     $178      $371     $35     $106     $179      $372
--------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth
  Stock Series         $90     $144     $179      $373     $34     $105     $179      $372     $35     $106     $179      $373
--------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust
  Series               $90     $143     $178      $371     $34     $105     $178      $370     $35     $105     $178      $371
--------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth
  Series               $90     $143     $178      $371     $34     $105     $178      $370     $35     $105     $178      $371
--------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery
  Series               $91     $148     $186      $386     $35     $109     $185      $385     $36     $110     $186      $386
--------------------------------------------------------------------------------------------------------------------------------
MFS Total Return
  Series               $90     $143     $178      $370     $34     $104     $177      $369     $34     $105     $178      $370
--------------------------------------------------------------------------------------------------------------------------------
Mutual Shares
  Securities Fund      $91     $148     $185      $384     $35     $109     $184      $383     $36     $110     $185      $384
--------------------------------------------------------------------------------------------------------------------------------
Templeton Developing
  Markets Securities
  Fund                 $97     $163     $211      $431     $41     $125     $210      $430     $41     $125     $211      $431
--------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign
  Securities Fund      $92     $151     $191      $395     $36     $112     $190      $394     $37     $113     $191      $395
--------------------------------------------------------------------------------------------------------------------------------
Templeton Global
  Asset Allocation
  Fund                 $91     $148     $186      $386     $35     $109     $185      $385     $36     $110     $186      $386
--------------------------------------------------------------------------------------------------------------------------------
Templeton Growth
  Securities Fund      $92     $149     $188      $389     $36     $111     $187      $388     $37     $111     $188      $389
--------------------------------------------------------------------------------------------------------------------------------

12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                      6%
-----------------------------------------
      2                      5%
-----------------------------------------
      3                      4%
-----------------------------------------
  4 or more                  0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount.

X Premium Payments or earnings that have been in your Contract for more than three years.
X  Distributions made due to death.

X  Most payments we made to you as part of your Annuity Payout.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WHAT IS PRINCIPAL FIRST?

Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-

                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders,

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  the Contract Value of your Contract;

-  your Maximum Anniversary Value; or

- your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

14
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                          9/26/01         A+   Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      9/20/01        AA    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                  9/21/01        AA+   Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on April 1, 1999 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Merrill Lynch Large Cap Growth V.I. Fund, a series of Mercury V.I. Funds, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company, is managed by Fund Asset Management, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc.

Merrill Lynch Global Growth V.I. Fund, a series of Merrill Lynch Variable Series Funds, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company, is advised by Merrill Lynch Investment Managers, L.P. (formerly Merrill Lynch Asset Management, L. P.), an indirect wholly-owned subsidiary of Merrill Lynch & Co.

The AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund (formerly AIM V.I. International Equity Fund), AIM V.I. Mid Cap Core Equity Fund (formerly AIM V.I. Mid Cap Equity Fund), and AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund) are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Fund Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford Money Market HLS Fund is sponsored and administered by Hartford. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment adviser to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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day investment services. The Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

MFS-Registered Trademark- Capital Opportunities Series,
MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark-Global Equity Series, MFS-Registered Trademark- High Income Series, MFS-Registered Trademark- Investors Growth Stock Series,
MFS-Registered Trademark- Investors Trust Series, MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, and MFS-Registered Trademark- Total Return Series are series of the
MFS-Registered Trademark- Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark-Variable Insurance Trust(SM). MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Franklin Technology Securities Fund, Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy Fund), Templeton Foreign Securities Fund (formerly Templeton International Securities Fund), Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares are available for Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund. The investment manager of the Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, and Franklin Technology Securities Fund is Franklin Advisers, Inc. located at One Franklin Parkway, P. O. Box 7777, San Mateo, California 94403-7777. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisors Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987. Under an agreement with Templeton Global Advisors Limited, Templeton Asset Management, Ltd. serves as Templeton Growth Securities Fund sub-advisor. The investment manager of Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy Fund) and Templeton Foreign Securities Fund (formerly Templeton International Securities Fund) is Templeton Investment Counsel LLC, located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. Templeton Investment Counsel LLC, Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Templeton Asset Management, Ltd are wholly owned by Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MERRILL LYNCH GLOBAL GROWTH V.I. FUND -- Seeks to achieve long-term growth of capital by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND -- Seeks to achieve long-term capital growth through investments primarily in a diversified portfolio of large capitalization equity securities of companies located in the U.S. In selecting securities, the Portfolio emphasizes those securities that the Portfolio's management believes to have good prospects for earnings growth.

AIM V.I. AGGRESSIVE GROWTH FUND -- Seeks long-term growth of capital. Invests primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small- and medium-sized companies.

AIM V.I. BASIC VALUE FUND -- Seeks long-term growth of capital. Invests, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.

AIM V.I. BLUE CHIP FUND -- Seeks long-term growth of capital with a secondary objective of current income. Invests, normally, at least 80% of its net assets in blue chip companies.

AIM V.I. CAPITAL APPRECIATION FUND -- Seeks growth of capital. Invests principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earnings with excellent prospects for future growth.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -- Seeks long-term growth of capital. Invests in securities of companies that are likely to benefit from changing demographic, economic, and lifestyle trends.

AIM V.I. GOVERNMENT SECURITIES FUND -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Invests, normally, at least 80% of its net assets in debt securities issued, guaranteed or otherwise backed by the United States Government.
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AIM V.I. INTERNATIONAL GROWTH FUND (formerly AIM V.I. International Equity Fund)
-- Seeks to achieve long-term growth of capital. Invests in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund intends to invest at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in foreign over-the-counter markets.

AIM V.I. MID CAP CORE EQUITY FUND (formerly AIM V.I. Mid Cap Equity Fund) -- Seeks long-term growth of capital. Invests, normally, at least 80% of its net assets in equity securities, including convertible securities of mid-cap companies.

AIM V.I. PREMIER EQUITY FUND (formerly AIM V.I. Value Fund) -- Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets in equity securities, including convertible securities.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN INCOME SECURITIES FUND -- Seeks to maximize income while maintaining prospects for capital appreciation, by investing in debt and equity securities, including high yield, lower-rated bonds (junk bonds). The Fund may also invest in foreign securities including emerging markets.

FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- Seeks long-term capital appreciation by primarily investing in investments of large capitalization companies, with market capitalizations within the top 50% of companies in the Russell-Registered Trademark- 1000 Index, at the time of purchase.

FRANKLIN REAL ESTATE FUND (closed to Contracts issued on or after May 1, 2002) -- Seeks capital appreciation, with a secondary goal to earn current income, by investing primarily in investments of companies operating in the real estate sector, primarily equity real estate investment trusts (REITs).

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by investing in investments of small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000-Registered Trademark- Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation as a secondary goal, by investing primarily in U.S. and foreign debt securities, including high yield, lower-rated bonds (junk bonds), government securities, mortgage and other asset-backed securities, convertible securities and preferred stock.

FRANKLIN TECHNOLOGY SECURITIES FUND -- Seeks capital appreciation by investing primarily in investments of companies expected to benefit from the development, advancement, and use of technology.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital.

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.
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MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- Seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by investing in equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by investing primarily in investments of emerging market companies.

TEMPLETON FOREIGN SECURITIES FUND (formerly Templeton International Securities
Fund) -- Seeks long-term capital growth by investing in investments of foreign companies, including those in emerging markets.

TEMPLETON GLOBAL ASSET ALLOCATION FUND (formerly Templeton Asset Strategy Fund) (closed to Contracts issued on or after May 1, 2002) -- Seeks high total return by investing in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments.

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by investing in equity securities of companies located anywhere in the World, including those in the U.S. and emerging markets.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs
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known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract
Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required once your Premium Payments total $1,000,000 or more.
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You and your Annuitant must not be older than age 90 on the date that your
Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Massachusetts, Premium Payments are accepted until the later of age 67 or the seventh Contract Anniversary. For Contracts issued in Oregon, Premium Payments are accepted for the first seven Contract years only.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.
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Effective August 1, 2001, Hartford introduced a new policy for transfers between
Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                      6%
-----------------------------------------
      2                      5%
-----------------------------------------
      3                      4%
-----------------------------------------
  4 or more                  0%
-----------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first three years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- We will waive any applicable Contingent Deferred Sales Charge if you take part in a program for partial surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first three Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be
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taken first from Premium Payments, then from earnings. Surrenders from Premium
Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the third Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than three years and then from Premium Payments invested for less than three years. Only Premium Payments invested for less than three years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.20% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

PRINCIPAL FIRST CHARGE

If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment is used as the basis for determining the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is used to determine the Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as we make payments.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You would not want to elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.

If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in
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                                                                              25
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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addition to those Annuity Payout Options offered in the Contract. Under this
Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

At this time, you must elect Principal First when you purchase your Contract. However, we expect to offer you the opportunity to add this to existing contracts in November of 2002. For more information, please call your registered representative or Hartford. Principal First may not be available through all broker-dealer firms. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the date the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added:

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The Optional Death Benefit may not be available if the Contract Owner or
Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a checkbook. The Beneficiary can write one check for total payment of the Death Benefit, or keep the money in the General Account and write checks as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary or the Contract Owner resides in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS Life expectancy tables. This option is subject to different limitations and conditions on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as
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28
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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  Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the variable dollar amount Annuity Payouts under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain, or Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options. Under these options, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you elect the Payments for a Period Certain, Life Annuity with Payments for a Period Certain, or Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but check with your qualified tax adviser because there could be adverse tax consequences.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.
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30
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts during the lifetime of the Annuitant, but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts for the number of years that you select. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout
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the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The Annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value, minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your third Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/ Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.
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OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)
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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the
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    Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).
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    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE
       EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f.  REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by
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the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFERS

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Independent Public Accountants
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
PERFORMANCE TABLES
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under
Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

--------------------------------------------------------------------------------

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000)

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or
  $14,000.
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.

There is no information for Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Merrill Lynch Global Growth V.I. Fund and Merrill Lynch Large Cap Growth V.I. Fund Sub-Accounts because as of December 31, 2001 the Sub-Accounts had not yet commenced operations.

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(c)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.180          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.179          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(c)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.170          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.169          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(c)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.189          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.188          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(c)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.254          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.253          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

                                                                              47
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(c)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.288          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.287          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(c)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 0.999          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 0.998          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(c)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.100          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.099          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(c)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.151          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.150          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

48
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(c)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.166          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.165          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.273     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.152     $10.273
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.477          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.114          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
  GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(b)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 0.938          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 0.937          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.077     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.715     $10.077
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.346          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.675          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

                                                                              49
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 8.695     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.333     $ 8.695
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.183          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.306          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 8.391     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.189     $ 8.391
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.752          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.162          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 8.982     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.227     $ 8.982
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.525          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.200          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.335     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.420     $10.335
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.745          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.382          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

50
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 8.604     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.777     $ 8.604
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.902          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.752          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 9.473     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.922     $ 9.473
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.926          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.889          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.477     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $11.113     $10.477
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.657          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $11.072          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 8.115     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.762     $ 8.115
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.560          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.737          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

                                                                              51
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.122     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.400     $10.122
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.481          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.361          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
FRANKLIN TECHNOLOGY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 6.377     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 4.414     $ 6.377
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 7.467          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 4.398          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.011     $ 1.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.033     $ 1.011
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.029          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 8.782     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.606     $ 8.782
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.517          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.582          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

52
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
MFS EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 8.138     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 5.321     $ 8.138
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 7.717          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 5.302          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 9.618     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.515     $ 9.618
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.591          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.483          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
MFS HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 9.341     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 9.374     $ 9.341
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.902          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 9.339          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 8.718     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.501     $ 8.718
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.862          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.477          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

                                                                              53
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 9.695     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.011     $ 9.695
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.595          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.981          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
MFS MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 9.211     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.466     $ 9.211
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.959          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.438          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 9.159     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.551     $ 9.159
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.824          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.520          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
MFS TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.500     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.348     $10.500
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.438          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.310          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

54
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.489     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $11.039     $10.489
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $11.008          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.998          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.117     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.957     $10.117
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.130          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.924          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 9.303     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.407     $ 9.303
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.081          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.375          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.486     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.174     $10.486
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.544          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.137          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

                                                                              55
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.099     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.340     $10.099
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.048          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.309          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

(a) Inception date October 2, 2000.

(b) Inception date July 5, 2001.

(c) Inception date September 20, 2001.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Hartford Leaders Solution Outlook variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
          SERIES I AND SERIES IR OF HARTFORD LEADERS SOLUTION OUTLOOK

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, Ct 06102-5085.

Date of Prospectus: August 5, 2002
Date of Statement of Additional Information: August 5, 2002

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $93,125,104; 2000: $52,247,774; and 1999: $16,156,318.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Sec.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                           SUB-ACCOUNT                                                            SINCE
SUB-ACCOUNT                               INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth V.I. Fund         04/01/99            -27.33%             N/A              N/A            -8.26%
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth V.I. Fund      04/30/99            -13.85%             N/A              N/A            -8.03%
----------------------------------------------------------------------------------------------------------------------------
Aim V.I. Aggressive Growth Fund               04/01/99            -34.49%             N/A              N/A            -0.64%
----------------------------------------------------------------------------------------------------------------------------
Aim V.I. Basic Value Fund                     09/10/01               N/A              N/A              N/A            -6.85%
----------------------------------------------------------------------------------------------------------------------------
Aim V.I. Blue Chip Fund                       12/29/99            -31.23%             N/A              N/A           -21.90%
----------------------------------------------------------------------------------------------------------------------------
Aim V.I. Capital Appreciation Fund            04/01/99            -31.92%             N/A              N/A            -6.33%
----------------------------------------------------------------------------------------------------------------------------
Aim V.I. Dent Demographic Trends Fund         12/29/99            -39.90%             N/A              N/A           -31.33%
----------------------------------------------------------------------------------------------------------------------------
Aim V.I. Government Securities Fund           04/01/99             -4.38%             N/A              N/A            -0.80%
----------------------------------------------------------------------------------------------------------------------------
Aim V.I. International Growth Fund            04/01/99            -32.15%             N/A              N/A           -10.36%
----------------------------------------------------------------------------------------------------------------------------
Aim V.I. Mid Cap Core Equity Fund             09/10/01               N/A              N/A              N/A            -2.19%
----------------------------------------------------------------------------------------------------------------------------
Aim V.I. Premier Equity Fund                  04/01/99            -22.01%             N/A              N/A           -10.35%
----------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund          04/01/99             -9.93%             N/A              N/A            -3.20%
----------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and
 Growth Fund                                  07/05/01               N/A              N/A              N/A           -14.62%
----------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                      04/01/99             -2.68%             N/A              N/A            -1.06%
----------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund             04/01/99            -23.55%             N/A              N/A            -3.10%
----------------------------------------------------------------------------------------------------------------------------
American Funds Global Small
 Capitalization Fund                          04/01/99            -22.28%             N/A              N/A             3.04%
----------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                    04/01/99            -27.18%             N/A              N/A             1.94%
----------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund             04/01/99             -8.04%             N/A              N/A             0.51%
----------------------------------------------------------------------------------------------------------------------------
American Funds International Fund             04/01/99            -28.79%             N/A              N/A            -5.36%
----------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                 06/17/99            -14.28%             N/A              N/A            -7.08%
----------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund               04/01/99             -9.70%             N/A              N/A             0.97%
----------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities
 Fund                                         04/01/99            -20.96%             N/A              N/A             0.41%
----------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                     04/01/99             -2.93%             N/A              N/A             6.78%
----------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                       04/01/99            -24.50%             N/A              N/A             7.52%
----------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities
 Fund                                         07/01/99             -6.24%             N/A              N/A            -2.16%
----------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund           05/01/00            -37.76%             N/A              N/A           -38.83%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                04/01/99             -6.83%             N/A              N/A            -1.58%
----------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series              04/01/99            -32.11%             N/A              N/A            -4.63%
----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                    04/01/99            -41.35%             N/A              N/A            -9.49%
----------------------------------------------------------------------------------------------------------------------------
MFS Global Equity Series                      05/03/99            -19.60%             N/A              N/A            -5.05%
----------------------------------------------------------------------------------------------------------------------------
MFS High Income Series                        04/01/99             -8.49%             N/A              N/A            -7.73%
----------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series             05/03/99            -32.72%             N/A              N/A            -6.28%
----------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                    04/01/99            -25.15%             N/A              N/A           -10.71%
----------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Series                     05/01/00            -26.63%             N/A              N/A           -19.96%
----------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                      04/01/99            -15.05%             N/A              N/A            13.77%
----------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                       04/01/99            -10.18%             N/A              N/A             0.41%
----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                 04/01/99             -3.76%             N/A              N/A             5.01%
----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
 Fund                                         04/01/99            -17.87%             N/A              N/A           -11.61%
----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund             04/01/99            -25.19%             N/A              N/A            -6.36%
----------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund        04/01/99            -19.60%             N/A              N/A            -3.35%
----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund              04/01/99            -11.62%             N/A              N/A             0.58%
----------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                               FUND                                                               SINCE
SUB-ACCOUNT                               INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth V.I. Fund        06/05/98             -24.33%             N/A              N/A            -2.19%
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth V.I. Fund     04/30/99             -10.85%             N/A              N/A            -4.63%
----------------------------------------------------------------------------------------------------------------------------
Aim V.I. Aggressive Growth Fund              05/01/98             -27.31%             N/A              N/A             0.58%
----------------------------------------------------------------------------------------------------------------------------
Aim V.I. Basic Value Fund                    09/10/01                N/A              N/A              N/A             2.09%
----------------------------------------------------------------------------------------------------------------------------
Aim V.I. Blue Chip Fund                      12/29/99             -23.84%             N/A              N/A           -17.05%
----------------------------------------------------------------------------------------------------------------------------
Aim V.I. Capital Appreciation Fund           05/03/93             -24.58%            4.22%             N/A             9.85%
----------------------------------------------------------------------------------------------------------------------------
Aim V.I. Dent Demographic Trends Fund        12/29/99             -33.06%             N/A              N/A           -26.44%
----------------------------------------------------------------------------------------------------------------------------
Aim V.I. Government Securities Fund          05/05/93               4.62%            4.36%             N/A             3.71%
----------------------------------------------------------------------------------------------------------------------------
Aim V.I. International Growth Fund           05/05/93             -24.82%           -0.20%             N/A             5.05%
----------------------------------------------------------------------------------------------------------------------------
Aim V.I. Mid Cap Core Equity Fund            09/10/01                N/A              N/A              N/A             6.81%
----------------------------------------------------------------------------------------------------------------------------
Aim V.I. Premier Equity Fund                 05/03/93             -14.03%            7.84%             N/A            11.49%
----------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund         08/01/89              -1.18%            6.94%            8.54%             N/A
----------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and
 Growth Fund                                 07/05/01                N/A              N/A              N/A            -6.17%
----------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                     01/02/96               6.32%            4.12%             N/A             4.07%
----------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund            04/30/97             -15.67%             N/A              N/A             9.40%
----------------------------------------------------------------------------------------------------------------------------
American Funds Global Small
 Capitalization Fund                         04/30/98             -14.32%             N/A              N/A             8.30%
----------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                   02/08/84             -19.54%           16.74%           14.41%             N/A
----------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund            02/08/84               0.83%           10.88%           11.48%             N/A
----------------------------------------------------------------------------------------------------------------------------
American Funds International Fund            05/01/90             -21.24%            5.83%            8.02%             N/A
----------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                06/17/99              -5.81%             N/A              N/A            -2.09%
----------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund              01/24/89              -0.94%            5.20%            7.42%             N/A
----------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities
 Fund                                        05/01/96             -12.92%            9.89%             N/A            10.92%
----------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                    01/24/89               6.07%            4.16%            9.57%             N/A
----------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                      11/01/95             -16.68%            8.65%             N/A            11.53%
----------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities
 Fund                                        07/01/99               2.75%             N/A              N/A             3.07%
----------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund          05/01/00             -30.78%             N/A              N/A           -32.58%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund               06/30/80               2.12%            3.30%            2.87%             N/A
----------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series             08/14/96             -24.77%            9.87%             N/A            10.73%
----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                   07/24/95             -34.61%            7.26%             N/A            10.51%
----------------------------------------------------------------------------------------------------------------------------
MFS Global Equity Series                     05/03/99             -11.47%             N/A              N/A            -0.38%
----------------------------------------------------------------------------------------------------------------------------
MFS High Income Series                       07/26/95               0.35%            1.10%             N/A             3.05%
----------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series            05/03/99             -25.42%             N/A              N/A            -1.81%
----------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                   10/09/95             -17.37%            5.48%             N/A             8.87%
----------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Series                    05/01/00             -18.95%             N/A              N/A           -13.80%
----------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                     05/01/98              -6.63%             N/A              N/A            12.68%
----------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                      01/03/95              -1.44%            8.45%             N/A            11.29%
----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                11/08/96               5.24%            8.31%             N/A             8.74%
----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
 Fund                                        03/04/96              -9.63%          -13.09%             N/A           -12.44%
----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund            05/01/92             -17.41%            2.86%             N/A             7.79%
----------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund       08/24/88             -11.47%            4.60%            8.28%             N/A
----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund             03/15/94              -2.98%            6.57%             N/A             8.21%
----------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

                                                                                     EFFECTIVE
SUB-ACCOUNT                                                         YIELD              YIELD
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                      0.11%                   0.11%
-------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
American Funds Bond Fund                                             N/A
---------------------------------------------------------------------------
Franklin Strategic Income Securities Fund                            N/A
---------------------------------------------------------------------------
MFS High Income Series                                               N/A
---------------------------------------------------------------------------

8
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.

There is no information for Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Merrill Lynch Global Growth V.I. Fund and Merrill Lynch Large Cap Growth V.I. Fund Sub-Accounts because as of December 31, 2001 the Sub-Accounts had not yet commenced operations.

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(c)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.180          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.179          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.179          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.179          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(c)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.170          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.169          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.169          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.169          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

                                                                               9
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(c)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.189          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.189          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.189          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.188          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(c)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.254          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.253          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.253          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.253          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

10
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(c)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.288          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.287          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.287          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.287          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(c)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 0.999          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 0.999          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 0.999          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 0.998          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

                                                                              11
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(c)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.100          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.100          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.099          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.099          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(c)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.151          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.151          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.151          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.150          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(c)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.166          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.166          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.166          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.165          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.273     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.152     $10.273
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.269     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.133     $10.269
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.482          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.133          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.477          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.114          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
  GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --(b)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 0.938          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 0.938          --
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 0.937          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 0.937          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.077     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.715     $10.077
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.074     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.695     $10.074
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.351          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.695          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.346          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.675          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

14
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 8.695     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.333     $ 8.695
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.692     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.319     $ 8.692
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.188          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.319          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.183          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.306          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 8.391     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.189     $ 8.391
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.388     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.175     $ 8.388
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.756          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.176          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.752          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.162          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

                                                                              15
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 8.982     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.227     $ 8.982
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.978     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.213     $ 8.978
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.530          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.214          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.525          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.200          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.335     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.420     $10.335
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.331     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.401     $10.331
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.750          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.401          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.745          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.382          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

16
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 8.604     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.777     $ 8.604
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.601     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.764     $ 8.601
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.907          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.764          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.902          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.752          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 9.473     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.922     $ 9.473
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.469     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.905     $ 9.469
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.931          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.906          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.926          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.889          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

                                                                              17
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.477     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $11.113     $10.477
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.473     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $11.092     $10.473
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.662          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $11.092          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.657          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $11.072          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 8.115     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.762     $ 8.115
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.112     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.749     $ 8.112
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.565          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.749          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.560          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.737          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

18
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.122     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.400     $10.122
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.118     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.380     $10.118
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.486          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.381          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.481          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.361          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
FRANKLIN TECHNOLOGY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 6.377     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 4.414     $ 6.377
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 6.375     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 4.406     $ 6.375
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 7.471          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 4.406          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 7.467          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 4.398          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

                                                                              19
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 1.011     $ 1.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.033     $ 1.011
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.011     $ 1.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.031     $ 1.011
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.031          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 1.000          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 1.029          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 8.782     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.606     $ 8.782
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.779     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.594     $ 8.779
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.521          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.594          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.517          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.582          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

20
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
MFS EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 8.138     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 5.321     $ 8.138
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.135     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 5.311     $ 8.135
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 7.721          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 5.312          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 7.717          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 5.302          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 9.618     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.515     $ 9.618
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.614     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.499     $ 9.614
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.596          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.499          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.591          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.483          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

                                                                              21
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
MFS HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 9.341     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 9.374     $ 9.341
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.338     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 9.357     $ 9.338
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.907          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 9.357          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.902          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 9.339          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 8.718     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.501     $ 8.718
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.714     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.489     $ 8.714
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.867          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.489          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 8.862          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 6.477          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

22
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 9.695     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.011     $ 9.695
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.692     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.996     $ 9.692
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.599          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.996          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.595          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.981          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
MFS MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 9.211     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.466     $ 9.211
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.208     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.452     $ 9.208
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.964          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.452          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.959          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 7.438          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

                                                                              23
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 9.159     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.551     $ 9.159
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.155     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.535     $ 9.155
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.829          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.536          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.824          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.520          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
MFS TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.500     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.348     $10.500
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.496     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.329     $10.496
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.443          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.329          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.438          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.310          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

24
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.489     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $11.039     $10.489
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.486     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $11.018     $10.486
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $11.013          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $11.019          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $11.008          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.998          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.117     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.957     $10.117
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.113     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.940     $10.113
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.135          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.941          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.130          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.924          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

                                                                              25
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $ 9.303     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.407     $ 9.303
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $ 9.299     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.391     $ 9.299
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.086          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.391          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.081          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.375          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.486     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.174     $10.486
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.483     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.155     $10.483
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.549          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.156          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.544          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $10.137          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

26
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
SUB-ACCOUNT                                  2001         2000
-------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                             $10.099     $10.000(a)
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.340     $10.099
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.095     $10.000
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.325     $10.095
-------------------------------------------------------------------
    Number Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.053          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.325          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                             $10.048          --
-------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                                $ 8.309          --
-------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                 --          --
-------------------------------------------------------------------

(a) Inception date October 2, 2000.

(b) Inception date July 5, 2001.

(c) Inception date September 20, 2001.

--------------------------------------------------------------------------------

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (Hartford Money Market HLS Fund, American Funds Asset Allocation Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, Franklin Real Estate Fund, Franklin Small Cap Fund, Mutual Shares Securities Fund, Franklin Strategic Income Securities Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS High Income Series, MFS New Discovery Series, MFS Total Return Series, Templeton Asset Strategy Fund, Templeton International Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Franklin Technology Securities Fund, Merrill Lynch Large Cap Growth Focus Fund, Merrill Lynch Global Growth Focus Fund, MFS Mid Cap Growth Series, AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. Midcap Equity Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, American Funds Blue Chip Income and Growth Fund, Prudential Jennison Portfolio, Prudential 20/20 Focus Portfolio, Prudential Jennison International Growth Portfolio and Prudential Value Portfolio sub-accounts) (collectively, the Account) as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2001

                                            HARTFORD    AMERICAN FUNDS
                                          MONEY MARKET       ASSET       AMERICAN FUNDS   AMERICAN FUNDS
                                            HLS FUND    ALLOCATION FUND    BOND FUND      GLOBAL GROWTH
                                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    FUND SUB-ACCOUNT
                                          ------------  ---------------  --------------  ----------------
ASSETS:
  Investments in Hartford HLS
   Fund, Inc.:
    Hartford Money Market HLS
     Fund, Inc. -- Class IA
      Shares 126,579,516
      Cost $126,579,516
      Market Value......................  $126,579,516       --               --              --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
      Shares 9,522,977
      Cost $140,863,073
      Market Value......................      --         $135,702,423         --              --
    Bond Fund
      Shares 12,666,364
      Cost $130,357,777
      Market Value......................      --             --           $131,730,189        --
    Global Growth Fund
      Shares 7,372,155
      Cost $128,295,633
      Market Value......................      --             --               --           $98,639,433
    Global Small Capitalization Fund
      Shares 3,570,809
      Cost $54,189,019
      Market Value......................      --             --               --              --
    Growth Fund
      Shares 11,325,012
      Cost $666,228,154
      Market Value......................      --             --               --              --
    Growth-Income Fund
      Shares 19,293,739
      Cost $642,829,522
      Market Value......................      --             --               --              --
    International Fund
      Shares 9,496,889
      Cost $178,809,440
      Market Value......................      --             --               --              --
    New World Fund
      Shares 2,481,894
      Cost $26,394,227
      Market Value......................      --             --               --              --
  Investments in Franklin Templeton
   Variable Insurance Products Trust:
    Real Estate Fund
      Shares 959,470
      Cost $16,254,576
      Market Value......................      --             --               --              --
    Small Cap Fund
      Shares 3,496,836
      Cost $73,151,959
      Market Value......................      --             --               --              --
  Due from Hartford Life and Annuity
   Insurance Company....................      753,270         637,110          662,707         540,385
  Receivable from fund shares sold......      --             --               --              --
  Other assets..........................        5,798        --               --              --
                                          ------------   ------------     ------------     -----------
  Total Assets..........................  127,338,584     136,339,533      132,392,896      99,179,818
                                          ------------   ------------     ------------     -----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................      --             --               --              --
  Payable for fund shares purchased.....      753,270         637,110          662,707         540,386
  Other liabilities.....................      --                   23               15              13
                                          ------------   ------------     ------------     -----------
  Total Liabilities.....................      753,270         637,133          662,722         540,399
                                          ------------   ------------     ------------     -----------
  Net Assets (variable annuity contract
   liabilities).........................  $126,585,314   $135,702,400     $131,730,174     $98,639,419
                                          ============   ============     ============     ===========

_____________________________________ SA-2 _____________________________________

                                            AMERICAN FUNDS
                                             GLOBAL SMALL      AMERICAN FUNDS    AMERICAN FUNDS      AMERICAN FUNDS
                                          CAPITALIZATION FUND   GROWTH FUND    GROWTH-INCOME FUND  INTERNATIONAL FUND
                                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  --------------  ------------------  ------------------
ASSETS:
  Investments in Hartford HLS
   Fund, Inc.:
    Hartford Money Market HLS
     Fund, Inc. -- Class IA
      Shares 126,579,516
      Cost $126,579,516
      Market Value......................        --                  --               --                  --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
      Shares 9,522,977
      Cost $140,863,073
      Market Value......................        --                  --               --                  --
    Bond Fund
      Shares 12,666,364
      Cost $130,357,777
      Market Value......................        --                  --               --                  --
    Global Growth Fund
      Shares 7,372,155
      Cost $128,295,633
      Market Value......................        --                  --               --                  --
    Global Small Capitalization Fund
      Shares 3,570,809
      Cost $54,189,019
      Market Value......................      $40,992,889           --               --                  --
    Growth Fund
      Shares 11,325,012
      Cost $666,228,154
      Market Value......................        --              $499,206,509         --                  --
    Growth-Income Fund
      Shares 19,293,739
      Cost $642,829,522
      Market Value......................        --                  --            $609,296,267           --
    International Fund
      Shares 9,496,889
      Cost $178,809,440
      Market Value......................        --                  --               --               $113,677,767
    New World Fund
      Shares 2,481,894
      Cost $26,394,227
      Market Value......................        --                  --               --                  --
  Investments in Franklin Templeton
   Variable Insurance Products Trust:
    Real Estate Fund
      Shares 959,470
      Cost $16,254,576
      Market Value......................        --                  --               --                  --
    Small Cap Fund
      Shares 3,496,836
      Cost $73,151,959
      Market Value......................        --                  --               --                  --
  Due from Hartford Life and Annuity
   Insurance Company....................           93,758          2,157,443         2,491,170             372,310
  Receivable from fund shares sold......        --                  --               --                  --
  Other assets..........................                7                538         --                        419
                                              -----------       ------------      ------------        ------------
  Total Assets..........................       41,086,654        501,364,490       611,787,437         114,050,496
                                              -----------       ------------      ------------        ------------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................        --                  --               --                  --
  Payable for fund shares purchased.....           93,758          2,157,443         2,491,170             372,310
  Other liabilities.....................        --                  --                     225           --
                                              -----------       ------------      ------------        ------------
  Total Liabilities.....................           93,758          2,157,443         2,491,395             372,310
                                              -----------       ------------      ------------        ------------
  Net Assets (variable annuity contract
   liabilities).........................      $40,992,896       $499,207,047      $609,296,042        $113,678,186
                                              ===========       ============      ============        ============


                                          AMERICAN FUNDS      FRANKLIN         FRANKLIN
                                          NEW WORLD FUND  REAL ESTATE FUND  SMALL CAP FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          --------------  ----------------  --------------
ASSETS:
  Investments in Hartford HLS
   Fund, Inc.:
    Hartford Money Market HLS
     Fund, Inc. -- Class IA
      Shares 126,579,516
      Cost $126,579,516
      Market Value......................       --              --                --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
      Shares 9,522,977
      Cost $140,863,073
      Market Value......................       --              --                --
    Bond Fund
      Shares 12,666,364
      Cost $130,357,777
      Market Value......................       --              --                --
    Global Growth Fund
      Shares 7,372,155
      Cost $128,295,633
      Market Value......................       --              --                --
    Global Small Capitalization Fund
      Shares 3,570,809
      Cost $54,189,019
      Market Value......................       --              --                --
    Growth Fund
      Shares 11,325,012
      Cost $666,228,154
      Market Value......................       --              --                --
    Growth-Income Fund
      Shares 19,293,739
      Cost $642,829,522
      Market Value......................       --              --                --
    International Fund
      Shares 9,496,889
      Cost $178,809,440
      Market Value......................       --              --                --
    New World Fund
      Shares 2,481,894
      Cost $26,394,227
      Market Value......................   $23,354,620         --                --
  Investments in Franklin Templeton
   Variable Insurance Products Trust:
    Real Estate Fund
      Shares 959,470
      Cost $16,254,576
      Market Value......................       --           $17,260,860          --
    Small Cap Fund
      Shares 3,496,836
      Cost $73,151,959
      Market Value......................       --              --            $62,418,531
  Due from Hartford Life and Annuity
   Insurance Company....................        64,030           28,970          279,481
  Receivable from fund shares sold......       --              --                --
  Other assets..........................           220                2          --
                                           -----------      -----------      -----------
  Total Assets..........................    23,418,870       17,289,832       62,698,012
                                           -----------      -----------      -----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................       --              --                --
  Payable for fund shares purchased.....        64,030           28,970          279,481
  Other liabilities.....................       --              --                      6
                                           -----------      -----------      -----------
  Total Liabilities.....................        64,030           28,970          279,487
                                           -----------      -----------      -----------
  Net Assets (variable annuity contract
   liabilities).........................   $23,354,840      $17,260,862      $62,418,525
                                           ===========      ===========      ===========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                               FRANKLIN
                                           MUTUAL SHARES   STRATEGIC INCOME
                                          SECURITIES FUND  SECURITIES FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------  ----------------
ASSETS:
  Investments in Franklin Templeton
   Variable
    Mutual Shares Securities Fund
      Shares 7,515,081
      Cost $105,438,575
      Market Value......................   $105,436,587         --
    Strategic Income Securities Fund
      Shares 3,191,994
      Cost $32,280,408
      Market Value......................       --            $31,504,978
  Investments in the MFS Variable
   Insurance Trust:
    Capital Opportunities Series
      Shares 4,995,762
      Cost $91,609,047
      Market Value......................       --               --
    Emerging Growth Series
      Shares 2,963,704
      Cost $86,850,761
      Market Value......................       --               --
    Global Equity Series
      Shares 462,606
      Cost $4,976,648
      Market Value......................       --               --
    Investors Growth Stock Series
      Shares 7,290,304
      Cost $89,162,772
      Market Value......................       --               --
    Investors Trust Series
      Shares 4,691,696
      Cost $91,980,061
      Market Value......................       --               --
    High Income Series
      Shares 3,126,682
      Cost $30,856,513
      Market Value......................       --               --
    New Discovery Series
      Shares 2,096,316
      Cost $33,857,208
      Market Value......................       --               --
    Total Return Series
      Shares 6,653,053
      Cost $122,958,748
      Market Value......................       --               --
  Due from Hartford Life and Annuity
   Insurance Company....................        999,995          107,580
  Receivable from fund shares sold......       --               --
  Other assets..........................       --               --
                                           ------------      -----------
  Total Assets..........................    106,436,582       31,612,558
                                           ------------      -----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................       --               --
  Payable for fund shares purchased.....        999,995          107,580
  Other liabilities.....................              8                2
                                           ------------      -----------
  Total Liabilities.....................      1,000,003          107,582
                                           ------------      -----------
  Net Assets (variable annuity contract
   liabilities).........................   $105,436,579      $31,504,976
                                           ============      ===========

  * Formerly MFS Growth Series, MFS Growth & Income Series, respectively. Change effective on January 29, 2001.

_____________________________________ SA-4 _____________________________________

                                                  MFS                MFS                      MFS INVESTORS      MFS
                                                CAPITAL           EMERGING      MFS GLOBAL       GROWTH       INVESTORS
                                          OPPORTUNITIES SERIES  GROWTH SERIES  EQUITY SERIES  STOCK SERIES   TRUST SERIES
                                              SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT*
                                          --------------------  -------------  -------------  -------------  ------------
ASSETS:
  Investments in Franklin Templeton
   Variable
    Mutual Shares Securities Fund
      Shares 7,515,081
      Cost $105,438,575
      Market Value......................        --                   --            --              --            --
    Strategic Income Securities Fund
      Shares 3,191,994
      Cost $32,280,408
      Market Value......................        --                   --            --              --            --
  Investments in the MFS Variable
   Insurance Trust:
    Capital Opportunities Series
      Shares 4,995,762
      Cost $91,609,047
      Market Value......................      $67,742,534            --            --              --            --
    Emerging Growth Series
      Shares 2,963,704
      Cost $86,850,761
      Market Value......................        --               $53,287,403       --              --            --
    Global Equity Series
      Shares 462,606
      Cost $4,976,648
      Market Value......................        --                   --         $4,482,652         --            --
    Investors Growth Stock Series
      Shares 7,290,304
      Cost $89,162,772
      Market Value......................        --                   --            --          $71,226,271       --
    Investors Trust Series
      Shares 4,691,696
      Cost $91,980,061
      Market Value......................        --                   --            --              --        $80,368,745
    High Income Series
      Shares 3,126,682
      Cost $30,856,513
      Market Value......................        --                   --            --              --            --
    New Discovery Series
      Shares 2,096,316
      Cost $33,857,208
      Market Value......................        --                   --            --              --            --
    Total Return Series
      Shares 6,653,053
      Cost $122,958,748
      Market Value......................        --                   --            --              --            --
  Due from Hartford Life and Annuity
   Insurance Company....................          166,263             92,840        26,730         192,272       235,701
  Receivable from fund shares sold......        --                   --            --              --            --
  Other assets..........................        --                   --                  1         --            --
                                              -----------        -----------    ----------     -----------   -----------
  Total Assets..........................       67,908,797         53,380,243     4,509,383      71,418,543    80,604,446
                                              -----------        -----------    ----------     -----------   -----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................        --                   --            --              --            --
  Payable for fund shares purchased.....          166,263             92,840        26,731         192,272       235,701
  Other liabilities.....................                7                114       --                   45            17
                                              -----------        -----------    ----------     -----------   -----------
  Total Liabilities.....................          166,270             92,954        26,731         192,317       235,718
                                              -----------        -----------    ----------     -----------   -----------
  Net Assets (variable annuity contract
   liabilities).........................      $67,742,527        $53,287,289    $4,482,652     $71,226,226   $80,368,728
                                              ===========        ===========    ==========     ===========   ===========


                                            MFS HIGH         MFS NEW         MFS TOTAL
                                          INCOME SERIES  DISCOVERY SERIES  RETURN SERIES
                                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                          -------------  ----------------  -------------
ASSETS:
  Investments in Franklin Templeton
   Variable
    Mutual Shares Securities Fund
      Shares 7,515,081
      Cost $105,438,575
      Market Value......................       --             --                --
    Strategic Income Securities Fund
      Shares 3,191,994
      Cost $32,280,408
      Market Value......................       --             --                --
  Investments in the MFS Variable
   Insurance Trust:
    Capital Opportunities Series
      Shares 4,995,762
      Cost $91,609,047
      Market Value......................       --             --                --
    Emerging Growth Series
      Shares 2,963,704
      Cost $86,850,761
      Market Value......................       --             --                --
    Global Equity Series
      Shares 462,606
      Cost $4,976,648
      Market Value......................       --             --                --
    Investors Growth Stock Series
      Shares 7,290,304
      Cost $89,162,772
      Market Value......................       --             --                --
    Investors Trust Series
      Shares 4,691,696
      Cost $91,980,061
      Market Value......................       --             --                --
    High Income Series
      Shares 3,126,682
      Cost $30,856,513
      Market Value......................   $28,828,013        --                --
    New Discovery Series
      Shares 2,096,316
      Cost $33,857,208
      Market Value......................       --          $32,010,744          --
    Total Return Series
      Shares 6,653,053
      Cost $122,958,748
      Market Value......................       --             --           $123,813,308
  Due from Hartford Life and Annuity
   Insurance Company....................        33,123         151,779          848,298
  Receivable from fund shares sold......       --             --                --
  Other assets..........................       --             --                     14
                                           -----------     -----------     ------------
  Total Assets..........................    28,861,136      32,162,523      124,661,620
                                           -----------     -----------     ------------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................       --             --                --
  Payable for fund shares purchased.....        33,123         151,779          848,298
  Other liabilities.....................             3               4          --
                                           -----------     -----------     ------------
  Total Liabilities.....................        33,126         151,783          848,298
                                           -----------     -----------     ------------
  Net Assets (variable annuity contract
   liabilities).........................   $28,828,010     $32,010,740     $123,813,322
                                           ===========     ===========     ============

  * Formerly MFS Growth Series, MFS Growth & Income Series, respectively. Change effective on January 29, 2001.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                            TEMPLETON       TEMPLETON
                                              ASSET       INTERNATIONAL
                                          STRATEGY FUND  SECURITIES FUND
                                           SUB-ACCOUNT     SUB-ACCOUNT
                                          -------------  ---------------
ASSETS:
  Investments in the Franklin Templeton
   Variable Insurance Products Trust:
    Asset Strategy Fund
      Shares 813,627
      Cost $15,054,488
      Market Value......................   $12,537,991        --
    International Securities Fund
      Shares 1,502,777
      Cost $23,344,811
      Market Value......................       --          $17,642,603
    Developing Markets Securities Fund
      Shares 1,150,107
      Cost $6,822,135
      Market Value......................       --             --
    Growth Securities Fund
      Shares 2,074,161
      Cost $25,717,013
      Market Value......................       --             --
    Technology Securities Fund
      Shares 1,387,236
      Cost $8,742,803
      Market Value......................       --             --
  Investments in the Mercury V.I.
   Funds, Inc.:
    Merrill Lynch Large Cap Growth Focus
     Fund
      Shares 102,475
      Cost $1,115,064
      Market Value......................       --             --
  Investments in the Merrill Lynch
   Variable Series Funds, Inc:
    Merrill Lynch Global Growth Focus
     Fund
      Shares 41,713
      Cost $542,098
      Market Value......................       --             --
  Investments in the MFS Variable
   Insurance Trust:
    Mid Cap Growth Series
      Shares 5,225,350
      Cost $44,329,875
      Market Value......................       --             --
  Due from Hartford Life and Annuity
   Insurance Company....................        13,854          57,603
  Receivable from fund shares sold......       --             --
  Other assets..........................       --             --
                                           -----------     -----------
  Total Assets..........................    12,551,845      17,700,206
                                           -----------     -----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................       --             --
  Payable for fund shares purchased.....        13,854          57,603
  Other liabilities.....................             5               8
                                           -----------     -----------
  Total Liabilities.....................        13,859          57,611
                                           -----------     -----------
  Net Assets (variable annuity contract
   liabilities).........................   $12,537,986     $17,642,595
                                           ===========     ===========

 ** Formerly Mercury V.I. U.S. Large Cap Fund. Change effective on January 29, 2001.

_____________________________________ SA-6 _____________________________________

                                              TEMPLETON                            FRANKLIN       MERRILL LYNCH    MERRILL LYNCH
                                          DEVELOPING MARKETS  TEMPLETON GROWTH    TECHNOLOGY     LARGE CAP GROWTH  GLOBAL GROWTH
                                           SECURITIES FUND    SECURITIES FUND   SECURITIES FUND     FOCUS FUND      FOCUS FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT**     SUB-ACCOUNT
                                          ------------------  ----------------  ---------------  ----------------  -------------
ASSETS:
  Investments in the Franklin Templeton
   Variable Insurance Products Trust:
    Asset Strategy Fund
      Shares 813,627
      Cost $15,054,488
      Market Value......................        --                 --                --               --               --
    International Securities Fund
      Shares 1,502,777
      Cost $23,344,811
      Market Value......................        --                 --                --               --               --
    Developing Markets Securities Fund
      Shares 1,150,107
      Cost $6,822,135
      Market Value......................      $5,497,512           --                --               --               --
    Growth Securities Fund
      Shares 2,074,161
      Cost $25,717,013
      Market Value......................        --              $22,836,513          --               --               --
    Technology Securities Fund
      Shares 1,387,236
      Cost $8,742,803
      Market Value......................        --                 --             $7,393,966          --               --
  Investments in the Mercury V.I.
   Funds, Inc.:
    Merrill Lynch Large Cap Growth Focus
     Fund
      Shares 102,475
      Cost $1,115,064
      Market Value......................        --                 --                --              $924,327          --
  Investments in the Merrill Lynch
   Variable Series Funds, Inc:
    Merrill Lynch Global Growth Focus
     Fund
      Shares 41,713
      Cost $542,098
      Market Value......................        --                 --                --               --             $371,666
  Investments in the MFS Variable
   Insurance Trust:
    Mid Cap Growth Series
      Shares 5,225,350
      Cost $44,329,875
      Market Value......................        --                 --                --               --               --
  Due from Hartford Life and Annuity
   Insurance Company....................         106,926            110,785           25,856          --               --
  Receivable from fund shares sold......        --                 --                --                   177              44
  Other assets..........................        --                        5                1          --               --
                                              ----------        -----------       ----------         --------        --------
  Total Assets..........................       5,604,438         22,947,303        7,419,823          924,504         371,710
                                              ----------        -----------       ----------         --------        --------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................        --                 --                --                   177              44
  Payable for fund shares purchased.....         106,926            110,785           25,856          --               --
  Other liabilities.....................              11           --                --                    10               2
                                              ----------        -----------       ----------         --------        --------
  Total Liabilities.....................         106,937            110,785           25,856              187              46
                                              ----------        -----------       ----------         --------        --------
  Net Assets (variable annuity contract
   liabilities).........................      $5,497,501        $22,836,518       $7,393,967         $924,317        $371,664
                                              ==========        ===========       ==========         ========        ========

                                               MFS
                                             MID CAP
                                          GROWTH SERIES
                                           SUB-ACCOUNT
                                          -------------
ASSETS:
  Investments in the Franklin Templeton
   Variable Insurance Products Trust:
    Asset Strategy Fund
      Shares 813,627
      Cost $15,054,488
      Market Value......................       --
    International Securities Fund
      Shares 1,502,777
      Cost $23,344,811
      Market Value......................       --
    Developing Markets Securities Fund
      Shares 1,150,107
      Cost $6,822,135
      Market Value......................       --
    Growth Securities Fund
      Shares 2,074,161
      Cost $25,717,013
      Market Value......................       --
    Technology Securities Fund
      Shares 1,387,236
      Cost $8,742,803
      Market Value......................       --
  Investments in the Mercury V.I.
   Funds, Inc.:
    Merrill Lynch Large Cap Growth Focus
     Fund
      Shares 102,475
      Cost $1,115,064
      Market Value......................       --
  Investments in the Merrill Lynch
   Variable Series Funds, Inc:
    Merrill Lynch Global Growth Focus
     Fund
      Shares 41,713
      Cost $542,098
      Market Value......................       --
  Investments in the MFS Variable
   Insurance Trust:
    Mid Cap Growth Series
      Shares 5,225,350
      Cost $44,329,875
      Market Value......................   $41,489,279
  Due from Hartford Life and Annuity
   Insurance Company....................       344,509
  Receivable from fund shares sold......       --
  Other assets..........................            89
                                           -----------
  Total Assets..........................    41,833,877
                                           -----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................       --
  Payable for fund shares purchased.....       344,509
  Other liabilities.....................       --
                                           -----------
  Total Liabilities.....................       344,509
                                           -----------
  Net Assets (variable annuity contract
   liabilities).........................   $41,489,368
                                           ===========

 ** Formerly Mercury V.I. U.S. Large Cap Fund. Change effective on January 29, 2001.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                           AIM V.I.
                                          AGGRESSIVE   AIM V.I. BASIC
                                          GROWTH FUND    VALUE FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------  --------------
ASSETS:
  Investments in the AIM V.I. Funds:
    Aggressive Growth
      Shares 71,092
      Cost $742,764
      Market Value......................   $768,508         --
    Basic Value
      Shares 669,387
      Cost $6,625,334
      Market Value......................     --          $6,861,216
    Blue Chip
      Shares 257,388
      Cost $1,752,527
      Market Value......................     --             --
    Capital Appreciation
      Shares 57,468
      Cost $1,276,759
      Market Value......................     --             --
    Dent Demographic Trends
      Shares 102,539
      Cost $561,252
      Market Value......................     --             --
    Government Securities
      Shares 504,298
      Cost $5,998,069
      Market Value......................     --             --
    Mid Cap Equity
      Shares 276,961
      Cost $2,876,177
      Market Value......................     --             --
    International Equity
      Shares 15,746
      Cost $236,154
      Market Value......................     --             --
  Due from Hartford Life and Annuity
   Insurance Company....................     18,070         258,397
  Receivable from fund shares sold......     --             --
  Other assets..........................          1         --
                                           --------      ----------
  Total Assets..........................    786,579       7,119,613
                                           --------      ----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................     --             --
  Payable for fund shares purchased.....     18,070         258,397
  Other liabilities.....................     --                   1
                                           --------      ----------
  Total Liabilities.....................     18,070         258,398
                                           --------      ----------
  Net Assets (variable annuity contract
   liabilities).........................   $768,509      $6,861,215
                                           ========      ==========

_____________________________________ SA-8 _____________________________________

                                                             AIM V.I.           AIM V.I.         AIM V.I.       AIM V.I.
                                          AIM V.I. BLUE       CAPITAL       DENT DEMOGRAPHIC    GOVERNMENT       MID CAP
                                            CHIP FUND    APPRECIATION FUND    TRENDS FUND     SECURITIES FUND  EQUITY FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------  -----------------  ----------------  ---------------  -----------
ASSETS:
  Investments in the AIM V.I. Funds:
    Aggressive Growth
      Shares 71,092
      Cost $742,764
      Market Value......................      --              --                 --                --              --
    Basic Value
      Shares 669,387
      Cost $6,625,334
      Market Value......................      --              --                 --                --              --
    Blue Chip
      Shares 257,388
      Cost $1,752,527
      Market Value......................   $1,830,028         --                 --                --              --
    Capital Appreciation
      Shares 57,468
      Cost $1,276,759
      Market Value......................      --            $1,248,203           --                --              --
    Dent Demographic Trends
      Shares 102,539
      Cost $561,252
      Market Value......................      --              --                $573,196           --              --
    Government Securities
      Shares 504,298
      Cost $5,998,069
      Market Value......................      --              --                 --             $5,814,553         --
    Mid Cap Equity
      Shares 276,961
      Cost $2,876,177
      Market Value......................      --              --                 --                --          $2,969,019
    International Equity
      Shares 15,746
      Cost $236,154
      Market Value......................      --              --                 --                --              --
  Due from Hartford Life and Annuity
   Insurance Company....................       11,804           15,266            58,018            57,824        102,887
  Receivable from fund shares sold......      --              --                 --                --              --
  Other assets..........................      --              --                 --                      1              2
                                           ----------       ----------          --------        ----------     ----------
  Total Assets..........................    1,841,832        1,263,469           631,214         5,872,378      3,071,908
                                           ----------       ----------          --------        ----------     ----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................      --              --                 --                --              --
  Payable for fund shares purchased.....       11,804           15,266            58,018            57,824        102,887
  Other liabilities.....................            1                2                 1           --              --
                                           ----------       ----------          --------        ----------     ----------
  Total Liabilities.....................       11,805           15,268            58,019            57,824        102,887
                                           ----------       ----------          --------        ----------     ----------
  Net Assets (variable annuity contract
   liabilities).........................   $1,830,027       $1,248,201          $573,195        $5,814,554     $2,969,021
                                           ==========       ==========          ========        ==========     ==========

                                            AIM V.I.
                                          INTERNATIONAL
                                           EQUITY FUND
                                           SUB-ACCOUNT
                                          -------------
ASSETS:
  Investments in the AIM V.I. Funds:
    Aggressive Growth
      Shares 71,092
      Cost $742,764
      Market Value......................      --
    Basic Value
      Shares 669,387
      Cost $6,625,334
      Market Value......................      --
    Blue Chip
      Shares 257,388
      Cost $1,752,527
      Market Value......................      --
    Capital Appreciation
      Shares 57,468
      Cost $1,276,759
      Market Value......................      --
    Dent Demographic Trends
      Shares 102,539
      Cost $561,252
      Market Value......................      --
    Government Securities
      Shares 504,298
      Cost $5,998,069
      Market Value......................      --
    Mid Cap Equity
      Shares 276,961
      Cost $2,876,177
      Market Value......................      --
    International Equity
      Shares 15,746
      Cost $236,154
      Market Value......................    $234,776
  Due from Hartford Life and Annuity
   Insurance Company....................      --
  Receivable from fund shares sold......          32
  Other assets..........................      --
                                            --------
  Total Assets..........................     234,808
                                            --------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................          32
  Payable for fund shares purchased.....      --
  Other liabilities.....................      --
                                            --------
  Total Liabilities.....................          32
                                            --------
  Net Assets (variable annuity contract
   liabilities).........................    $234,776
                                            ========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                        AMERICAN FUNDS
                                           AIM V.I.    BLUE CHIP INCOME
                                          VALUE FUND   AND GROWTH FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT
                                          -----------  ----------------
ASSETS:
  Investments in the AIM V.I. Funds:
    Value Fund
      Shares 76,970
      Cost $1,783,625
      Market Value......................  $1,797,246        --
  Investments in the American Funds:
    Blue Chip Income and Growth
      Shares 5,023,589
      Cost $46,921,172
      Market Value......................      --         $47,322,206
  Investments in the Prudential
   Series Funds, Inc.:
    Prudential Jennison Portfolio
      Shares 37,430
      Cost $718,534
      Market Value......................      --            --
    Prudential 20/20 Focus Portfolio
      Shares 31,409
      Cost $325,413
      Market Value......................      --            --
    Prudential Jennison International
     Growth Portfolio
      Shares 302
      Cost $1,500
      Market Value......................      --            --
    Prudential Value Portfolio
      Shares 10,725
      Cost $198,849
      Market Value......................      --            --
  Due from Hartford Life and Annuity
   Insurance Company....................      14,238         527,995
  Receivable from fund shares sold......      --            --
  Other assets..........................      --                  76
                                          ----------     -----------
  Total Assets..........................   1,811,484      47,850,277
                                          ----------     -----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................      --            --
  Payable for fund shares purchased.....      14,239         527,995
  Other liabilities.....................      --            --
                                          ----------     -----------
  Total Liabilities.....................      14,239         527,995
                                          ----------     -----------
  Net Assets (variable annuity contract
   liabilities).........................  $1,797,245     $47,322,282
                                          ==========     ===========

_____________________________________ SA-10 ____________________________________

                                                                                 PRUDENTIAL JENNISON  PRUDENTIAL
                                          PRUDENTIAL JENNISON  PRUDENTIAL 20/20     INTERNATIONAL        VALUE
                                               PORTFOLIO       FOCUS PORTFOLIO    GROWTH PORTFOLIO     PORTFOLIO
                                              SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                          -------------------  ----------------  -------------------  -----------
ASSETS:
  Investments in the AIM V.I. Funds:
    Value Fund
      Shares 76,970
      Cost $1,783,625
      Market Value......................       --                   --                --                 --
  Investments in the American Funds:
    Blue Chip Income and Growth
      Shares 5,023,589
      Cost $46,921,172
      Market Value......................       --                   --                --                 --
  Investments in the Prudential
   Series Funds, Inc.:
    Prudential Jennison Portfolio
      Shares 37,430
      Cost $718,534
      Market Value......................       $690,577             --                --                 --
    Prudential 20/20 Focus Portfolio
      Shares 31,409
      Cost $325,413
      Market Value......................       --                  $333,882           --                 --
    Prudential Jennison International
     Growth Portfolio
      Shares 302
      Cost $1,500
      Market Value......................       --                   --                 $1,642            --
    Prudential Value Portfolio
      Shares 10,725
      Cost $198,849
      Market Value......................       --                   --                --               $192,092
  Due from Hartford Life and Annuity
   Insurance Company....................       --                     1,631           --                  1,683
  Receivable from fund shares sold......             89             --                --                 --
  Other assets..........................              8                   2           --                      4
                                               --------            --------            ------          --------
  Total Assets..........................        690,674             335,515             1,642           193,779
                                               --------            --------            ------          --------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................             89             --                      7            --
  Payable for fund shares purchased.....       --                     1,631           --                  1,683
  Other liabilities.....................       --                   --                --                 --
                                               --------            --------            ------          --------
  Total Liabilities.....................             89               1,631                 7             1,683
                                               --------            --------            ------          --------
  Net Assets (variable annuity contract
   liabilities).........................       $690,585            $333,884            $1,635          $192,096
                                               ========            ========            ======          ========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD:
  Hartford Money Market HLS Fund, Inc. -- Class IA 0.80%......................        695,479      $ 1.091492     $      759,110
  Hartford Money Market HLS Fund, Inc. -- Class IA 0.95%......................         63,263        1.087877             68,822
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.00%......................         52,863        1.089484             57,593
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.15%......................        140,280        1.085878            152,327
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.25%......................     20,141,671        1.091334         21,981,290
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.40%......................      4,284,552        1.087246          4,658,362
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.45%......................      3,023,713        1.089330          3,293,821
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.50%......................     43,639,617        1.084525         47,328,255
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.50%......................     18,390,859        1.032564         18,989,739
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.60%......................      1,662,884        1.085242          1,804,632
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.65%......................      2,724,721        1.080870          2,945,070
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.65%......................      7,748,216        1.030636          7,985,591
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.70%......................      8,119,228        1.030669          8,368,237
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.85%......................      5,399,887        1.078884          5,825,852
  Hartford Money Market HLS Fund, Inc. -- Class IA 1.85%......................      2,288,157        1.028730          2,353,896
  American Funds Asset Allocation Fund 0.80%..................................        671,535       10.854660          7,289,285
  American Funds Asset Allocation Fund 0.95%..................................         62,290       10.818682            673,894
  American Funds Asset Allocation Fund 1.00%..................................         57,883       10.834684            627,143
  American Funds Asset Allocation Fund 1.15%..................................         28,104       10.798756            303,488
  American Funds Asset Allocation Fund 1.25%..................................      5,605,165        9.975280         55,913,090
  American Funds Asset Allocation Fund 1.40%..................................        968,661        9.937913          9,626,469
  American Funds Asset Allocation Fund 1.45%..................................        599,752        9.956915          5,971,683
  American Funds Asset Allocation Fund 1.50%..................................      2,072,347        9.913090         20,543,368
  American Funds Asset Allocation Fund 1.50%..................................      1,531,376       10.151775         15,546,181
  American Funds Asset Allocation Fund 1.60%..................................        287,854        9.919618          2,855,398
  American Funds Asset Allocation Fund 1.65%..................................        177,458        9.879693          1,753,231
  American Funds Asset Allocation Fund 1.65%..................................        484,038       10.132820          4,904,668
  American Funds Asset Allocation Fund 1.70%..................................        511,418       10.133084          5,182,238
  American Funds Asset Allocation Fund 1.85%..................................        123,064        9.861497          1,213,593
  American Funds Asset Allocation Fund 1.85%..................................        316,688       10.114163          3,203,032
  American Funds Bond Fund 0.80%..............................................        315,987       11.380863          3,596,207
  American Funds Bond Fund 0.95%..............................................         33,592       11.343124            381,039
  American Funds Bond Fund 1.00%..............................................         36,897       11.359926            419,147
  American Funds Bond Fund 1.15%..............................................          9,648       11.322272            109,240
  American Funds Bond Fund 1.25%..............................................      3,759,113       11.158333         41,945,437
  American Funds Bond Fund 1.40%..............................................        707,414       11.116527          7,863,991
  American Funds Bond Fund 1.45%..............................................        691,131       11.137807          7,697,682
  American Funds Bond Fund 1.50%..............................................      1,978,384       11.088761         21,937,831
  American Funds Bond Fund 1.50%..............................................      1,870,017       10.714589         20,036,460
  American Funds Bond Fund 1.60%..............................................        269,655       11.096087          2,992,116
  American Funds Bond Fund 1.65%..............................................        218,329       11.051434          2,412,852
  American Funds Bond Fund 1.65%..............................................        819,217       10.694602          8,761,195
  American Funds Bond Fund 1.70%..............................................        619,180       10.694897          6,622,070
  American Funds Bond Fund 1.85%..............................................        156,592       11.031113          1,727,380
  American Funds Bond Fund 1.85%..............................................        470,397       10.674933          5,021,455
  American Funds Global Growth Fund 0.80%.....................................        500,267        9.380782          4,692,897

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  American Funds Global Growth Fund 0.95%.....................................        103,286      $ 9.349644     $      965,683
  American Funds Global Growth Fund 1.00%.....................................         38,000        9.363486            355,814
  American Funds Global Growth Fund 1.15%.....................................         10,173        9.332410             94,943
  American Funds Global Growth Fund 1.25%.....................................      4,518,568        9.460575         42,748,248
  American Funds Global Growth Fund 1.40%.....................................        739,749        9.425124          6,972,228
  American Funds Global Growth Fund 1.45%.....................................        391,910        9.443128          3,700,855
  American Funds Global Growth Fund 1.50%.....................................      1,724,757        9.401549         16,215,388
  American Funds Global Growth Fund 1.50%.....................................      1,184,379        7.332824          8,684,846
  American Funds Global Growth Fund 1.60%.....................................        128,085        9.407735          1,204,986
  American Funds Global Growth Fund 1.65%.....................................        170,090        9.369862          1,593,716
  American Funds Global Growth Fund 1.65%.....................................        761,380        7.319086          5,572,602
  American Funds Global Growth Fund 1.70%.....................................        475,850        7.319292          3,482,885
  American Funds Global Growth Fund 1.85%.....................................         87,066        9.352564            814,287
  American Funds Global Growth Fund 1.85%.....................................        202,317        7.305593          1,478,049
  American Funds Global Small Capitalization Fund 0.80%.......................        138,117        9.181961          1,268,189
  American Funds Global Small Capitalization Fund 0.95%.......................         42,248        9.151476            386,629
  American Funds Global Small Capitalization Fund 1.00%.......................          3,137        9.165012             28,749
  American Funds Global Small Capitalization Fund 1.15%.......................          2,082        9.134592             19,017
  American Funds Global Small Capitalization Fund 1.25%.......................      2,123,865        9.750312         20,708,345
  American Funds Global Small Capitalization Fund 1.40%.......................        351,778        9.713755          3,417,086
  American Funds Global Small Capitalization Fund 1.45%.......................        113,225        9.732310          1,101,945
  American Funds Global Small Capitalization Fund 1.50%.......................        603,547        9.689458          5,848,042
  American Funds Global Small Capitalization Fund 1.50%.......................        364,285        7.188880          2,618,804
  American Funds Global Small Capitalization Fund 1.60%.......................         48,385        9.695815            469,130
  American Funds Global Small Capitalization Fund 1.65%.......................         73,761        9.656765            712,295
  American Funds Global Small Capitalization Fund 1.65%.......................        277,442        7.175406          1,990,758
  American Funds Global Small Capitalization Fund 1.70%.......................        195,035        7.175608          1,399,495
  American Funds Global Small Capitalization Fund 1.85%.......................         18,266        9.638932            176,062
  American Funds Global Small Capitalization Fund 1.85%.......................        106,118        7.162167            760,034
  American Funds Growth Fund 0.80%............................................      1,640,369       10.793870         17,705,934
  American Funds Growth Fund 0.95%............................................        162,092       10.758041          1,743,792
  American Funds Growth Fund 1.00%............................................        141,118       10.773934          1,520,397
  American Funds Growth Fund 1.15%............................................         83,253       10.738176            893,988
  American Funds Growth Fund 1.25%............................................     19,032,618       10.407808        198,087,830
  American Funds Growth Fund 1.40%............................................      3,664,482       10.368787         37,996,230
  American Funds Growth Fund 1.45%............................................      2,644,251       10.388595         27,470,048
  American Funds Growth Fund 1.50%............................................      7,477,331       10.342858         77,336,970
  American Funds Growth Fund 1.50%............................................      6,430,385        7.226960         46,472,135
  American Funds Growth Fund 1.60%............................................      1,150,521       10.349637         11,907,478
  American Funds Growth Fund 1.65%............................................        876,759       10.307969          9,037,609
  American Funds Growth Fund 1.65%............................................      4,077,078        7.213436         29,409,741
  American Funds Growth Fund 1.70%............................................      2,740,006        7.213619         19,765,359
  American Funds Growth Fund 1.85%............................................        528,558       10.288947          5,438,305
  American Funds Growth Fund 1.85%............................................      1,934,824        7.200112         13,930,953
  American Funds Growth Income Fund 0.80%.....................................      2,517,626       11.588474         29,175,441
  American Funds Growth Income Fund 0.95%.....................................        241,600       11.550053          2,790,488
  American Funds Growth Income Fund 1.00%.....................................        169,157       11.567122          1,956,658

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  American Funds Growth Income Fund 1.15%.....................................        108,433      $11.528773     $    1,250,102
  American Funds Growth Income Fund 1.25%.....................................     24,728,800       10.325741        255,343,189
  American Funds Growth Income Fund 1.40%.....................................      4,531,497       10.287055         46,615,756
  American Funds Growth Income Fund 1.45%.....................................      3,284,863       10.306735         33,856,215
  American Funds Growth Income Fund 1.50%.....................................      8,416,445       10.261367         86,364,236
  American Funds Growth Income Fund 1.50%.....................................      5,509,179       10.420482         57,408,303
  American Funds Growth Income Fund 1.60%.....................................      1,335,895       10.268111         13,717,117
  American Funds Growth Income Fund 1.65%.....................................      1,191,351       10.226775         12,183,674
  American Funds Growth Income Fund 1.65%.....................................      2,606,452       10.401001         27,109,714
  American Funds Growth Income Fund 1.70%.....................................      1,969,225       10.401284         20,482,471
  American Funds Growth Income Fund 1.85%.....................................        580,535       10.207943          5,926,066
  American Funds Growth Income Fund 1.85%.....................................      1,361,993       10.381852         14,140,008
  American Funds International Fund 0.80%.....................................        373,239        8.453967          3,155,354
  American Funds International Fund 0.95%.....................................         48,325        8.425916            407,180
  American Funds International Fund 1.00%.....................................         21,085        8.438375            177,922
  American Funds International Fund 1.15%.....................................         10,708        8.410369             90,058
  American Funds International Fund 1.25%.....................................      5,782,877        8.902426         51,481,632
  American Funds International Fund 1.40%.....................................      1,015,999        8.869055          9,010,952
  American Funds International Fund 1.45%.....................................        698,828        8.886008          6,209,788
  American Funds International Fund 1.50%.....................................      2,106,273        8.846886         18,633,955
  American Funds International Fund 1.50%.....................................      1,479,801        6.776811         10,028,330
  American Funds International Fund 1.60%.....................................        199,491        8.852697          1,766,037
  American Funds International Fund 1.65%.....................................        245,419        8.817060          2,163,875
  American Funds International Fund 1.65%.....................................        706,663        6.764125          4,779,955
  American Funds International Fund 1.70%.....................................        480,244        6.764300          3,248,513
  American Funds International Fund 1.85%.....................................         68,062        8.800789            599,003
  American Funds International Fund 1.85%.....................................        273,741        6.751649          1,848,204
  American Funds New World Fund 0.80%.........................................        127,490       10.034141          1,279,256
  American Funds New World Fund 0.95%.........................................         28,260       10.000854            282,624
  American Funds New World Fund 1.00%.........................................          2,009       10.015650             20,122
  American Funds New World Fund 1.15%.........................................          3,405        9.982431             33,994
  American Funds New World Fund 1.25%.........................................      1,349,452        9.481613         12,794,982
  American Funds New World Fund 1.40%.........................................        190,144        9.446091          1,796,113
  American Funds New World Fund 1.45%.........................................         53,185        9.464137            503,350
  American Funds New World Fund 1.50%.........................................        355,569        9.422472          3,350,344
  American Funds New World Fund 1.50%.........................................        128,223        8.922067          1,144,015
  American Funds New World Fund 1.60%.........................................         17,156        9.428684            161,763
  American Funds New World Fund 1.65%.........................................         21,077        9.390711            197,924
  American Funds New World Fund 1.65%.........................................         62,988        8.905373            560,931
  American Funds New World Fund 1.70%.........................................         79,974        8.905623            712,217
  American Funds New World Fund 1.85%.........................................         26,302        9.373399            246,543
  American Funds New World Fund 1.85%.........................................         30,081        8.888964            267,385
  Franklin Real Estate Fund 0.80%.............................................         21,727       14.148124            307,392
  Franklin Real Estate Fund 0.95%.............................................            377       14.101229              5,321
  Franklin Real Estate Fund 1.00%.............................................            775       14.122106             10,949
  Franklin Real Estate Fund 1.15%.............................................            935       14.075282             13,154
  Franklin Real Estate Fund 1.25%.............................................        568,240       12.205308          6,935,548

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Franklin Real Estate Fund 1.40%.............................................         81,967      $12.159597     $      996,684
  Franklin Real Estate Fund 1.45%.............................................         58,895       12.182845            717,503
  Franklin Real Estate Fund 1.50%.............................................        208,387       12.129206          2,527,575
  Franklin Real Estate Fund 1.50%.............................................        175,351       11.112871          1,948,651
  Franklin Real Estate Fund 1.60%.............................................         14,440       12.137224            175,262
  Franklin Real Estate Fund 1.65%.............................................         17,515       12.088370            211,726
  Franklin Real Estate Fund 1.65%.............................................        181,653       11.092112          2,014,920
  Franklin Real Estate Fund 1.70%.............................................         51,254       11.092412            568,527
  Franklin Real Estate Fund 1.85%.............................................         21,304       12.066122            257,055
  Franklin Real Estate Fund 1.85%.............................................         50,725       11.071713            561,612
  Franklin Small Cap Fund 0.80%...............................................        105,522       11.193018          1,181,107
  Franklin Small Cap Fund 0.95%...............................................          9,285       11.155866            103,585
  Franklin Small Cap Fund 1.00%...............................................          4,853       11.172380             54,222
  Franklin Small Cap Fund 1.15%...............................................          1,270       11.135286             14,141
  Franklin Small Cap Fund 1.25%...............................................      2,142,286       11.700482         25,065,784
  Franklin Small Cap Fund 1.40%...............................................        470,106       11.656626          5,479,853
  Franklin Small Cap Fund 1.45%...............................................        304,329       11.678898          3,554,225
  Franklin Small Cap Fund 1.50%...............................................        805,523       11.627462          9,366,184
  Franklin Small Cap Fund 1.50%...............................................      1,062,373        6.761826          7,183,582
  Franklin Small Cap Fund 1.60%...............................................        137,655       11.635118          1,601,631
  Franklin Small Cap Fund 1.65%...............................................         90,121       11.588254          1,044,346
  Franklin Small Cap Fund 1.65%...............................................        393,341        6.749167          2,654,721
  Franklin Small Cap Fund 1.70%...............................................        491,655        6.749356          3,318,358
  Franklin Small Cap Fund 1.85%...............................................         42,843       11.566880            495,556
  Franklin Small Cap Fund 1.85%...............................................        191,509        6.736716          1,290,142
  Franklin Mutual Shares Securities Fund 0.80%................................        151,349       12.870679          1,947,968
  Franklin Mutual Shares Securities Fund 0.95%................................         35,568       12.828009            456,271
  Franklin Mutual Shares Securities Fund 1.00%................................         18,284       12.846985            234,896
  Franklin Mutual Shares Securities Fund 1.15%................................          9,165       12.804403            117,353
  Franklin Mutual Shares Securities Fund 1.25%................................      2,593,661       11.547491         29,950,278
  Franklin Mutual Shares Securities Fund 1.40%................................        458,005       11.504242          5,269,004
  Franklin Mutual Shares Securities Fund 1.45%................................        519,227       11.526233          5,984,733
  Franklin Mutual Shares Securities Fund 1.50%................................      1,632,105       11.475505         18,729,233
  Franklin Mutual Shares Securities Fund 1.50%................................      1,545,561       11.038879         17,061,256
  Franklin Mutual Shares Securities Fund 1.60%................................        186,541       11.483068          2,142,062
  Franklin Mutual Shares Securities Fund 1.65%................................        182,952       11.436846          2,092,395
  Franklin Mutual Shares Securities Fund 1.65%................................        665,068       11.018277          7,327,903
  Franklin Mutual Shares Securities Fund 1.70%................................        626,221       11.018556          6,900,052
  Franklin Mutual Shares Securities Fund 1.85%................................        172,324       11.415795          1,967,211
  Franklin Mutual Shares Securities Fund 1.85%................................        455,876       10.997991          5,013,724
  Franklin Strategic Income Securities Fund 0.80%.............................         23,723       11.164587            264,858
  Franklin Strategic Income Securities Fund 0.95%.............................          2,899       11.127572             32,256
  Franklin Strategic Income Securities Fund 1.00%.............................          6,715       11.144040             74,829
  Franklin Strategic Income Securities Fund 1.15%.............................          1,953       11.107104             21,696
  Franklin Strategic Income Securities Fund 1.25%.............................      1,008,001       10.866369         10,953,316
  Franklin Strategic Income Securities Fund 1.40%.............................        252,595       10.825671          2,734,514
  Franklin Strategic Income Securities Fund 1.45%.............................        206,061       10.846373          2,235,014

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Franklin Strategic Income Securities Fund 1.50%.............................        355,238      $10.798640     $    3,836,088
  Franklin Strategic Income Securities Fund 1.50%.............................        480,029       10.399883          4,992,246
  Franklin Strategic Income Securities Fund 1.60%.............................        129,511       10.805746          1,399,463
  Franklin Strategic Income Securities Fund 1.65%.............................         47,334       10.762253            509,425
  Franklin Strategic Income Securities Fund 1.65%.............................        142,007       10.380469          1,474,101
  Franklin Strategic Income Securities Fund 1.70%.............................        153,667       10.380742          1,595,180
  Franklin Strategic Income Securities Fund 1.85%.............................         34,385       10.742457            369,382
  Franklin Strategic Income Securities Fund 1.85%.............................         94,388       10.361373            977,987
  MFS Capital Opportunities Series 0.80%......................................        171,636        9.347977          1,604,451
  MFS Capital Opportunities Series 0.95%......................................         13,683        9.316962            127,484
  MFS Capital Opportunities Series 1.00%......................................          8,492        9.330737             79,238
  MFS Capital Opportunities Series 1.15%......................................          3,350        9.299770             31,153
  MFS Capital Opportunities Series 1.25%......................................      3,206,628        8.758679         28,085,823
  MFS Capital Opportunities Series 1.40%......................................        618,780        8.725841          5,399,373
  MFS Capital Opportunities Series 1.45%......................................        228,692        8.742524          1,999,345
  MFS Capital Opportunities Series 1.50%......................................      1,417,909        8.704015         12,341,499
  MFS Capital Opportunities Series 1.50%......................................        986,630        6.606164          6,517,838
  MFS Capital Opportunities Series 1.60%......................................        150,150        8.709742          1,307,765
  MFS Capital Opportunities Series 1.65%......................................        186,394        8.674665          1,616,903
  MFS Capital Opportunities Series 1.65%......................................        501,800        6.593786          3,308,765
  MFS Capital Opportunities Series 1.70%......................................        524,293        6.593971          3,457,170
  MFS Capital Opportunities Series 1.85%......................................         88,938        8.658657            770,080
  MFS Capital Opportunities Series 1.85%......................................        166,470        6.581620          1,095,640
  MFS Emerging Growth Series 0.80%............................................        216,012        8.124799          1,755,057
  MFS Emerging Growth Series 0.95%............................................         16,138        8.097825            130,687
  MFS Emerging Growth Series 1.00%............................................          5,473        8.109799             44,384
  MFS Emerging Growth Series 1.15%............................................          6,448        8.082879             52,122
  MFS Emerging Growth Series 1.25%............................................      3,191,262        8.018392         25,588,788
  MFS Emerging Growth Series 1.40%............................................        701,495        7.988323          5,603,768
  MFS Emerging Growth Series 1.45%............................................        248,882        8.003593          1,991,949
  MFS Emerging Growth Series 1.50%............................................        982,727        7.968344          7,830,704
  MFS Emerging Growth Series 1.50%............................................        706,547        5.321449          3,759,853
  MFS Emerging Growth Series 1.60%............................................         92,979        7.973588            741,375
  MFS Emerging Growth Series 1.65%............................................        139,222        7.941474          1,105,629
  MFS Emerging Growth Series 1.65%............................................        351,507        5.311474          1,867,022
  MFS Emerging Growth Series 1.70%............................................        382,271        5.311619          2,030,476
  MFS Emerging Growth Series 1.85%............................................         43,590        7.926819            345,530
  MFS Emerging Growth Series 1.85%............................................         71,339        5.301677            378,216
  MFS Global Equity Series 0.80%..............................................         30,790        9.887155            304,422
  MFS Global Equity Series 0.95%..............................................          3,909        9.854364             38,518
  MFS Global Equity Series 1.00%..............................................          1,819        9.868944             17,953
  MFS Global Equity Series 1.15%..............................................          2,182        9.836205             21,464
  MFS Global Equity Series 1.25%..............................................        183,457        9.437039          1,731,293
  MFS Global Equity Series 1.40%..............................................         43,683        9.401680            410,698
  MFS Global Equity Series 1.45%..............................................          3,056        9.419653             28,784
  MFS Global Equity Series 1.50%..............................................         79,893        9.378187            749,255
  MFS Global Equity Series 1.50%..............................................         68,099        8.514840            579,851

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  MFS Global Equity Series 1.60%..............................................          3,689      $ 9.384368     $       34,622
  MFS Global Equity Series 1.65%..............................................          6,420        9.346588             60,010
  MFS Global Equity Series 1.65%..............................................         22,192        8.498930            188,609
  MFS Global Equity Series 1.70%..............................................         23,249        8.499149            197,598
  MFS Global Equity Series 1.85%..............................................          5,247        9.329370             48,951
  MFS Global Equity Series 1.85%..............................................          8,325        8.483277             70,624
  MFS Investors Growth Stock Series 0.80%.....................................        200,649        8.712830          1,748,218
  MFS Investors Growth Stock Series 0.95%.....................................         16,236        8.683925            140,994
  MFS Investors Growth Stock Series 1.00%.....................................          5,417        8.696776             47,108
  MFS Investors Growth Stock Series 1.15%.....................................          2,085        8.667911             18,074
  MFS Investors Growth Stock Series 1.25%.....................................      3,895,363        8.316955         32,397,560
  MFS Investors Growth Stock Series 1.40%.....................................        947,111        8.285788          7,847,565
  MFS Investors Growth Stock Series 1.45%.....................................        472,719        8.301618          3,924,331
  MFS Investors Growth Stock Series 1.50%.....................................      1,084,039        8.265073          8,959,658
  MFS Investors Growth Stock Series 1.50%.....................................        945,467        6.501354          6,146,815
  MFS Investors Growth Stock Series 1.60%.....................................        294,756        8.270508          2,437,780
  MFS Investors Growth Stock Series 1.65%.....................................        172,731        8.237210          1,422,826
  MFS Investors Growth Stock Series 1.65%.....................................        330,233        6.489192          2,142,948
  MFS Investors Growth Stock Series 1.70%.....................................        331,323        6.489372          2,150,079
  MFS Investors Growth Stock Series 1.85%.....................................         95,433        8.222021            784,651
  MFS Investors Growth Stock Series 1.85%.....................................        157,303        6.477239          1,018,890
  MFS Investors Trust Series 0.80%............................................        369,708        9.173237          3,391,420
  MFS Investors Trust Series 0.95%............................................         53,286        9.142817            487,184
  MFS Investors Trust Series 1.00%............................................         24,440        9.156347            223,783
  MFS Investors Trust Series 1.15%............................................         13,498        9.125973            123,186
  MFS Investors Trust Series 1.25%............................................      4,736,371        8.130073         38,507,042
  MFS Investors Trust Series 1.40%............................................      1,201,065        8.099609          9,728,158
  MFS Investors Trust Series 1.45%............................................        429,457        8.115103          3,485,084
  MFS Investors Trust Series 1.50%............................................        969,899        8.079375          7,836,178
  MFS Investors Trust Series 1.50%............................................        771,442        8.011060          6,180,067
  MFS Investors Trust Series 1.60%............................................        343,290        8.084687          2,775,391
  MFS Investors Trust Series 1.65%............................................        193,448        8.052146          1,557,669
  MFS Investors Trust Series 1.65%............................................        274,245        7.996066          2,192,885
  MFS Investors Trust Series 1.70%............................................        245,589        7.996305          1,963,806
  MFS Investors Trust Series 1.85%............................................         59,589        8.037315            478,935
  MFS Investors Trust Series 1.85%............................................        172,773        7.981347          1,378,962
  MFS High Income Series 0.80%................................................         96,471        9.586514            924,818
  MFS High Income Series 0.95%................................................         12,459        9.554739            119,039
  MFS High Income Series 1.00%................................................          3,197        9.568880             30,596
  MFS High Income Series 1.15%................................................          1,867        9.537153             17,808
  MFS High Income Series 1.25%................................................      1,107,479        9.311731         10,312,547
  MFS High Income Series 1.40%................................................        199,704        9.276848          1,852,623
  MFS High Income Series 1.45%................................................        107,999        9.294610          1,003,809
  MFS High Income Series 1.50%................................................        550,515        9.253663          5,094,277
  MFS High Income Series 1.50%................................................        375,290        9.374171          3,518,034
  MFS High Income Series 1.60%................................................         34,447        9.259778            318,974
  MFS High Income Series 1.65%................................................         27,613        9.222504            254,659

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  MFS High Income Series 1.65%................................................        160,869      $ 9.356653     $    1,505,195
  MFS High Income Series 1.70%................................................        155,101        9.356922          1,451,271
  MFS High Income Series 1.85%................................................         36,550        9.205533            336,461
  MFS High Income Series 1.85%................................................        221,905        9.339433          2,072,467
  MFS New Discovery Series 0.80%..............................................         39,518       14.108957            557,555
  MFS New Discovery Series 0.95%..............................................         17,582       14.062152            247,242
  MFS New Discovery Series 1.00%..............................................            727       14.082952             10,232
  MFS New Discovery Series 1.15%..............................................             31       14.036237                442
  MFS New Discovery Series 1.25%..............................................        929,253       12.976150         12,058,122
  MFS New Discovery Series 1.40%..............................................        232,752       12.927505          3,008,905
  MFS New Discovery Series 1.45%..............................................        102,752       12.952238          1,330,865
  MFS New Discovery Series 1.50%..............................................        493,979       12.895195          6,369,951
  MFS New Discovery Series 1.50%..............................................        316,792        8.551475          2,709,037
  MFS New Discovery Series 1.60%..............................................         30,546       12.903685            394,153
  MFS New Discovery Series 1.65%..............................................         96,565       12.851743          1,241,033
  MFS New Discovery Series 1.65%..............................................        203,928        8.535482          1,740,626
  MFS New Discovery Series 1.70%..............................................        153,208        8.535713          1,307,736
  MFS New Discovery Series 1.85%..............................................         31,741       12.828048            407,172
  MFS New Discovery Series 1.85%..............................................         67,688        8.519743            576,684
  MFS Total Return Series 0.80%...............................................        332,913       11.807401          3,930,837
  MFS Total Return Series 0.95%...............................................         36,999       11.768274            435,413
  MFS Total Return Series 1.00%...............................................         24,195       11.785669            285,157
  MFS Total Return Series 1.15%...............................................         11,446       11.746613            134,446
  MFS Total Return Series 1.25%...............................................      3,466,527       10.970528         38,029,632
  MFS Total Return Series 1.40%...............................................        672,823       10.929430          7,353,568
  MFS Total Return Series 1.45%...............................................        605,187       10.950339          6,627,003
  MFS Total Return Series 1.50%...............................................      1,696,082       10.902146         18,490,930
  MFS Total Return Series 1.50%...............................................      1,963,588       10.348219         20,319,638
  MFS Total Return Series 1.60%...............................................        334,993       10.909320          3,654,544
  MFS Total Return Series 1.65%...............................................        360,391       10.865432          3,915,798
  MFS Total Return Series 1.65%...............................................        710,274       10.328896          7,336,348
  MFS Total Return Series 1.70%...............................................        667,532       10.329175          6,895,056
  MFS Total Return Series 1.85%...............................................        178,026       10.845432          1,930,767
  MFS Total Return Series 1.85%...............................................        421,648       10.309892          4,347,143
  Templeton Asset Strategy Fund 0.80%.........................................         65,893        9.897515            652,177
  Templeton Asset Strategy Fund 0.95%.........................................            710        9.864676              7,000
  Templeton Asset Strategy Fund 1.00%.........................................            191        9.879280              1,884
  Templeton Asset Strategy Fund 1.15%.........................................          5,028        9.846502             49,504
  Templeton Asset Strategy Fund 1.25%.........................................        622,515        9.521245          5,927,122
  Templeton Asset Strategy Fund 1.40%.........................................        207,693        9.485566          1,970,086
  Templeton Asset Strategy Fund 1.45%.........................................         29,826        9.503695            283,455
  Templeton Asset Strategy Fund 1.50%.........................................        172,826        9.461852          1,635,256
  Templeton Asset Strategy Fund 1.50%.........................................         82,586        8.957019            739,728
  Templeton Asset Strategy Fund 1.60%.........................................         33,292        9.468086            315,211
  Templeton Asset Strategy Fund 1.65%.........................................         23,322        9.429965            219,928
  Templeton Asset Strategy Fund 1.65%.........................................         29,464        8.940274            263,420
  Templeton Asset Strategy Fund 1.70%.........................................         35,537        8.940520            317,717

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Templeton Asset Strategy Fund 1.85%.........................................          8,086      $ 9.412598     $       76,106
  Templeton Asset Strategy Fund 1.85%.........................................          6,904        8.923796             61,609
  Templeton International Securities Fund 0.80%...............................         53,890        9.127253            491,865
  Templeton International Securities Fund 0.95%...............................          6,261        9.096953             56,956
  Templeton International Securities Fund 1.00%...............................          1,154        9.110425             10,516
  Templeton International Securities Fund 1.15%...............................          1,534        9.080184             13,927
  Templeton International Securities Fund 1.25%...............................        664,062        8.740011          5,803,909
  Templeton International Securities Fund 1.40%...............................        123,613        8.707259          1,076,326
  Templeton International Securities Fund 1.45%...............................         61,199        8.723911            533,898
  Templeton International Securities Fund 1.50%...............................        352,743        8.685484          3,063,746
  Templeton International Securities Fund 1.50%...............................        319,557        8.340359          2,665,222
  Templeton International Securities Fund 1.60%...............................         44,799        8.691202            389,360
  Templeton International Securities Fund 1.65%...............................         80,072        8.656198            693,116
  Templeton International Securities Fund 1.65%...............................         79,938        8.324769            665,464
  Templeton International Securities Fund 1.70%...............................        133,421        8.324981          1,110,731
  Templeton International Securities Fund 1.85%...............................         37,313        8.640238            322,395
  Templeton International Securities Fund 1.85%...............................         74,344        8.309420            617,758
  Templeton Developing Markets Securities Fund 0.80%..........................         16,135        8.097194            130,649
  Templeton Developing Markets Securities Fund 0.95%..........................            306        8.070296              2,467
  Templeton Developing Markets Securities Fund 1.15%..........................             27        8.055415                219
  Templeton Developing Markets Securities Fund 1.25%..........................        364,230        7.008039          2,552,537
  Templeton Developing Markets Securities Fund 1.40%..........................        116,176        6.981743            811,112
  Templeton Developing Markets Securities Fund 1.45%..........................         52,258        6.995114            365,553
  Templeton Developing Markets Securities Fund 1.50%..........................        118,878        6.964274            827,900
  Templeton Developing Markets Securities Fund 1.50%..........................         20,863        8.406617            175,383
  Templeton Developing Markets Securities Fund 1.60%..........................         28,419        6.968868            198,050
  Templeton Developing Markets Securities Fund 1.65%..........................         16,512        6.940776            114,609
  Templeton Developing Markets Securities Fund 1.65%..........................         15,562        8.390896            130,578
  Templeton Developing Markets Securities Fund 1.70%..........................         15,476        8.391119            129,863
  Templeton Developing Markets Securities Fund 1.85%..........................          2,938        6.927973             20,352
  Templeton Developing Markets Securities Fund 1.85%..........................          4,564        8.375416             38,229
  Templeton Growth Securities Fund 0.80%......................................         37,561       11.068585            415,749
  Templeton Growth Securities Fund 1.00%......................................          2,156       11.048202             23,818
  Templeton Growth Securities Fund 1.15%......................................            268       11.011581              2,956
  Templeton Growth Securities Fund 1.25%......................................        789,559       10.340363          8,164,322
  Templeton Growth Securities Fund 1.40%......................................        158,234       10.301638          1,630,067
  Templeton Growth Securities Fund 1.45%......................................         90,684       10.321320            935,982
  Templeton Growth Securities Fund 1.50%......................................        455,507       10.275885          4,680,740
  Templeton Growth Securities Fund 1.50%......................................        282,961       10.174451          2,878,970
  Templeton Growth Securities Fund 1.60%......................................         38,874       10.282664            399,733
  Templeton Growth Securities Fund 1.65%......................................         35,530       10.241277            363,877
  Templeton Growth Securities Fund 1.65%......................................        106,537       10.155450          1,081,928
  Templeton Growth Securities Fund 1.70%......................................         90,483       10.155716            918,915
  Templeton Growth Securities Fund 1.85%......................................         32,095       10.222412            328,086
  Templeton Growth Securities Fund 1.85%......................................         90,513       10.136741            917,508
  Templeton Technology Securities Fund 0.80%..................................         11,042        4.008112             44,257
  Templeton Technology Securities Fund 0.95%..................................          3,264        4.000073             13,057

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Templeton Technology Securities Fund 1.00%..................................            169      $ 4.000691     $          677
  Templeton Technology Securities Fund 1.15%..................................          4,930        3.992671             19,685
  Templeton Technology Securities Fund 1.25%..................................        420,607        3.984026          1,675,709
  Templeton Technology Securities Fund 1.40%..................................         70,168        3.976035            278,989
  Templeton Technology Securities Fund 1.45%..................................         66,099        3.976667            262,854
  Templeton Technology Securities Fund 1.50%..................................        204,502        3.970719            812,019
  Templeton Technology Securities Fund 1.50%..................................        392,991        4.414246          1,734,757
  Templeton Technology Securities Fund 1.60%..................................         29,123        3.968687            115,580
  Templeton Technology Securities Fund 1.65%..................................         66,700        3.962751            264,317
  Templeton Technology Securities Fund 1.65%..................................        176,817        4.405970            779,052
  Templeton Technology Securities Fund 1.70%..................................        229,428        4.406096          1,010,883
  Templeton Technology Securities Fund 1.85%..................................         50,688        3.955422            200,491
  Templeton Technology Securities Fund 1.85%..................................         41,011        4.397814            180,358
  Merrill Lynch Large Cap Growth Focus Fund 1.25%.............................         66,563        8.189183            545,098
  Merrill Lynch Large Cap Growth Focus Fund 1.40%.............................         40,773        8.162619            332,815
  Merrill Lynch Large Cap Growth Focus Fund 1.45%.............................            643        8.174093              5,256
  Merrill Lynch Large Cap Growth Focus Fund 1.60%.............................          5,050        8.147579             41,148
  Merrill Lynch Global Growth Focus Fund 1.25%................................         38,021        7.944369            302,053
  Merrill Lynch Global Growth Focus Fund 1.40%................................          7,470        7.918597             59,155
  Merrill Lynch Global Growth Focus Fund 1.60%................................          1,323        7.904003             10,456
  MFS Mid Cap Growth Fund 0.80%...............................................         64,603        6.973714            450,521
  MFS Mid Cap Growth Fund 0.95%...............................................          6,510        6.959775             45,311
  MFS Mid Cap Growth Fund 1.00%...............................................          6,249        6.960847             43,495
  MFS Mid Cap Growth Fund 1.15%...............................................          4,746        6.946937             32,971
  MFS Mid Cap Growth Fund 1.25%...............................................      1,392,016        6.931960          9,649,402
  MFS Mid Cap Growth Fund 1.40%...............................................        217,432        6.918112          1,504,220
  MFS Mid Cap Growth Fund 1.45%...............................................        467,496        6.919178          3,234,686
  MFS Mid Cap Growth Fund 1.50%...............................................        795,582        6.908881          5,496,580
  MFS Mid Cap Growth Fund 1.50%...............................................      1,148,377        7.465873          8,573,637
  MFS Mid Cap Growth Fund 1.60%...............................................        248,787        6.905354          1,717,960
  MFS Mid Cap Growth Fund 1.65%...............................................         67,326        6.895073            464,219
  MFS Mid Cap Growth Fund 1.65%...............................................        473,826        7.451892          3,530,900
  MFS Mid Cap Growth Fund 1.70%...............................................        487,539        7.452100          3,633,191
  MFS Mid Cap Growth Fund 1.85%...............................................        199,790        6.882349          1,375,025
  MFS Mid Cap Growth Fund 1.85%...............................................        233,560        7.438139          1,737,250
  AIM V.I. Aggressive Growth Fund 0.80%.......................................          2,317        1.182176              2,739
  AIM V.I. Aggressive Growth Fund 1.25%.......................................        221,245        1.180687            261,221
  AIM V.I. Aggressive Growth Fund 1.40%.......................................          2,804        1.180200              3,309
  AIM V.I. Aggressive Growth Fund 1.45%.......................................         44,443        1.180033             52,444
  AIM V.I. Aggressive Growth Fund 1.50%.......................................         80,507        1.179861             94,987
  AIM V.I. Aggressive Growth Fund 1.55%.......................................        132,123        1.179704            155,866
  AIM V.I. Aggressive Growth Fund 1.60%.......................................         15,787        1.179534             18,621
  AIM V.I. Aggressive Growth Fund 1.65%.......................................          6,959        1.179373              8,207
  AIM V.I. Aggressive Growth Fund 1.70%.......................................         53,624        1.179207             63,234
  AIM V.I. Aggressive Growth Fund 1.75%.......................................         34,754        1.179040             40,976
  AIM V.I. Aggressive Growth Fund 1.85%.......................................          2,324        1.178713              2,740
  AIM V.I. Aggressive Growth Fund 1.90%.......................................         54,444        1.178547             64,165

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  AIM V.I. Basic Value Fund 0.80%.............................................         44,098      $ 1.172426     $       51,701
  AIM V.I. Basic Value Fund 0.95%.............................................         17,425        1.171941             20,421
  AIM V.I. Basic Value Fund 1.00%.............................................         17,765        1.171778             20,816
  AIM V.I. Basic Value Fund 1.15%.............................................         20,365        1.171278             23,853
  AIM V.I. Basic Value Fund 1.25%.............................................      1,472,331        1.170960          1,724,042
  AIM V.I. Basic Value Fund 1.40%.............................................        133,250        1.170466            155,965
  AIM V.I. Basic Value Fund 1.45%.............................................        264,189        1.170311            309,183
  AIM V.I. Basic Value Fund 1.50%.............................................        682,936        1.170141            799,131
  AIM V.I. Basic Value Fund 1.55%.............................................      1,200,385        1.169980          1,404,427
  AIM V.I. Basic Value Fund 1.60%.............................................         50,698        1.169816             59,308
  AIM V.I. Basic Value Fund 1.65%.............................................        103,124        1.169653            120,619
  AIM V.I. Basic Value Fund 1.70%.............................................        756,912        1.169491            885,201
  AIM V.I. Basic Value Fund 1.75%.............................................        509,110        1.169321            595,314
  AIM V.I. Basic Value Fund 1.85%.............................................        229,525        1.169003            268,315
  AIM V.I. Basic Value Fund 1.90%.............................................        361,829        1.168835            422,919
  AIM V.I. Blue Chip Fund 0.80%...............................................         10,402        1.191965             12,399
  AIM V.I. Blue Chip Fund 0.95%...............................................            858        1.191473              1,023
  AIM V.I. Blue Chip Fund 1.00%...............................................            859        1.191303              1,023
  AIM V.I. Blue Chip Fund 1.25%...............................................        487,059        1.190472            579,830
  AIM V.I. Blue Chip Fund 1.40%...............................................         82,121        1.189977             97,722
  AIM V.I. Blue Chip Fund 1.45%...............................................        136,098        1.189808            161,930
  AIM V.I. Blue Chip Fund 1.50%...............................................        143,511        1.189641            170,726
  AIM V.I. Blue Chip Fund 1.55%...............................................        224,788        1.189479            267,381
  AIM V.I. Blue Chip Fund 1.60%...............................................         37,367        1.189312             44,441
  AIM V.I. Blue Chip Fund 1.65%...............................................          7,867        1.189145              9,355
  AIM V.I. Blue Chip Fund 1.70%...............................................         57,448        1.188979             68,304
  AIM V.I. Blue Chip Fund 1.75%...............................................        187,762        1.188819            223,216
  AIM V.I. Blue Chip Fund 1.85%...............................................         41,517        1.188482             49,342
  AIM V.I. Blue Chip Fund 1.90%...............................................        120,620        1.188319            143,335
  AIM V.I. Capital Appreciation Fund 0.80%....................................          4,894        1.256556              6,150
  AIM V.I. Capital Appreciation Fund 0.95%....................................          5,354        1.256037              6,725
  AIM V.I. Capital Appreciation Fund 1.15%....................................            920        1.255334              1,156
  AIM V.I. Capital Appreciation Fund 1.25%....................................        534,149        1.254982            670,347
  AIM V.I. Capital Appreciation Fund 1.40%....................................          7,692        1.254461              9,649
  AIM V.I. Capital Appreciation Fund 1.45%....................................         17,977        1.254285             22,548
  AIM V.I. Capital Appreciation Fund 1.50%....................................        134,155        1.254106            168,245
  AIM V.I. Capital Appreciation Fund 1.55%....................................        108,880        1.253937            136,529
  AIM V.I. Capital Appreciation Fund 1.60%....................................         27,530        1.253762             34,516
  AIM V.I. Capital Appreciation Fund 1.70%....................................         62,403        1.253412             78,217
  AIM V.I. Capital Appreciation Fund 1.75%....................................         27,875        1.253236             34,934
  AIM V.I. Capital Appreciation Fund 1.85%....................................         34,089        1.252885             42,710
  AIM V.I. Capital Appreciation Fund 1.90%....................................         29,117        1.252716             36,476
  AIM V.I. Dent Demographic Trends Fund 0.80%.................................          2,586        1.290558              3,337
  AIM V.I. Dent Demographic Trends Fund 1.15%.................................            814        1.289308              1,049
  AIM V.I. Dent Demographic Trends Fund 1.25%.................................         48,433        1.288945             62,427
  AIM V.I. Dent Demographic Trends Fund 1.40%.................................         48,139        1.288406             62,023
  AIM V.I. Dent Demographic Trends Fund 1.45%.................................         15,461        1.288226             19,917

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  AIM V.I. Dent Demographic Trends Fund 1.50%.................................        118,329      $ 1.288046     $      152,414
  AIM V.I. Dent Demographic Trends Fund 1.55%.................................         52,845        1.287866             68,057
  AIM V.I. Dent Demographic Trends Fund 1.60%.................................         20,659        1.287688             26,603
  AIM V.I. Dent Demographic Trends Fund 1.65%.................................         24,475        1.287512             31,512
  AIM V.I. Dent Demographic Trends Fund 1.70%.................................         10,822        1.287331             13,931
  AIM V.I. Dent Demographic Trends Fund 1.75%.................................         21,059        1.287155             27,106
  AIM V.I. Dent Demographic Trends Fund 1.85%.................................            841        1.286794              1,082
  AIM V.I. Dent Demographic Trends Fund 1.90%.................................         52,208        1.286613             67,171
  AIM V.I. Government Securities Fund 0.80%...................................         38,630        1.001206             38,677
  AIM V.I. Government Securities Fund 1.00%...................................          7,530        1.000639              7,535
  AIM V.I. Government Securities Fund 1.25%...................................      1,452,865        0.999945          1,452,785
  AIM V.I. Government Securities Fund 1.40%...................................        281,843        0.999524            281,709
  AIM V.I. Government Securities Fund 1.45%...................................         83,827        0.999384             83,776
  AIM V.I. Government Securities Fund 1.50%...................................      1,582,646        0.999245          1,581,451
  AIM V.I. Government Securities Fund 1.55%...................................        714,255        0.999105            713,616
  AIM V.I. Government Securities Fund 1.60%...................................         73,301        0.998966             73,226
  AIM V.I. Government Securities Fund 1.65%...................................        224,070        0.998829            223,807
  AIM V.I. Government Securities Fund 1.70%...................................        655,693        0.998688            654,832
  AIM V.I. Government Securities Fund 1.75%...................................        384,127        0.998549            383,570
  AIM V.I. Government Securities Fund 1.85%...................................        104,130        0.998268            103,950
  AIM V.I. Government Securities Fund 1.90%...................................        216,023        0.998134            215,620
  AIM V.I. Mid Cap Equity Fund 0.80%..........................................         12,300        1.153905             14,193
  AIM V.I. Mid Cap Equity Fund 0.95%..........................................         13,991        1.153423             16,138
  AIM V.I. Mid Cap Equity Fund 1.25%..........................................        477,476        1.152460            550,273
  AIM V.I. Mid Cap Equity Fund 1.40%..........................................        115,789        1.151977            133,386
  AIM V.I. Mid Cap Equity Fund 1.45%..........................................         75,092        1.151813             86,492
  AIM V.I. Mid Cap Equity Fund 1.50%..........................................        628,164        1.151654            723,427
  AIM V.I. Mid Cap Equity Fund 1.55%..........................................        535,544        1.151495            616,676
  AIM V.I. Mid Cap Equity Fund 1.60%..........................................         83,761        1.151335             96,437
  AIM V.I. Mid Cap Equity Fund 1.65%..........................................         18,372        1.151171             21,149
  AIM V.I. Mid Cap Equity Fund 1.70%..........................................        394,156        1.151009            453,677
  AIM V.I. Mid Cap Equity Fund 1.75%..........................................        113,140        1.150851            130,207
  AIM V.I. Mid Cap Equity Fund 1.85%..........................................          8,437        1.150530              9,707
  AIM V.I. Mid Cap Equity Fund 1.90%..........................................        101,931        1.150372            117,259
  AIM V.I. International Equity Fund 0.80%....................................          1,782        1.102346              1,964
  AIM V.I. International Equity Fund 1.25%....................................         69,074        1.100962             76,048
  AIM V.I. International Equity Fund 1.40%....................................         12,395        1.100496             13,640
  AIM V.I. International Equity Fund 1.45%....................................          8,033        1.100345              8,839
  AIM V.I. International Equity Fund 1.50%....................................         25,773        1.100188             28,355
  AIM V.I. International Equity Fund 1.55%....................................         43,495        1.100041             47,847
  AIM V.I. International Equity Fund 1.70%....................................          7,362        1.099577              8,095
  AIM V.I. International Equity Fund 1.75%....................................         22,264        1.099426             24,477
  AIM V.I. International Equity Fund 1.85%....................................          3,037        1.099116              3,339
  AIM V.I. International Equity Fund 1.90%....................................         20,175        1.098965             22,172
  AIM V.I. Value Fund 0.80%...................................................         10,383        1.168599             12,133
  AIM V.I. Value Fund 0.95%...................................................            879        1.168107              1,027
  AIM V.I. Value Fund 1.00%...................................................          1,676        1.167943              1,957

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  AIM V.I. Value Fund 1.25%...................................................        529,322      $ 1.167129     $      617,788
  AIM V.I. Value Fund 1.40%...................................................        121,331        1.166641            141,550
  AIM V.I. Value Fund 1.45%...................................................         63,180        1.166483             73,699
  AIM V.I. Value Fund 1.50%...................................................        209,279        1.166314            244,085
  AIM V.I. Value Fund 1.55%...................................................        177,362        1.166154            206,832
  AIM V.I. Value Fund 1.60%...................................................         83,887        1.165996             97,812
  AIM V.I. Value Fund 1.65%...................................................         29,140        1.165829             33,972
  AIM V.I. Value Fund 1.70%...................................................         35,787        1.165668             41,715
  AIM V.I. Value Fund 1.75%...................................................         84,598        1.165507             98,599
  AIM V.I. Value Fund 1.85%...................................................         33,453        1.165178             38,979
  AIM V.I. Value Fund 1.90%...................................................        160,597        1.165014            187,097
  AIM V.I. Blue Chip Income and Growth Fund 0.80%.............................      1,565,419        0.941805          1,474,319
  AIM V.I. Blue Chip Income and Growth Fund 0.95%.............................        487,999        0.941111            459,261
  AIM V.I. Blue Chip Income and Growth Fund 1.00%.............................        365,078        0.940879            343,495
  AIM V.I. Blue Chip Income and Growth Fund 1.15%.............................        116,124        0.940189            109,179
  AIM V.I. Blue Chip Income and Growth Fund 1.25%.............................     14,847,677        0.939729         13,952,793
  AIM V.I. Blue Chip Income and Growth Fund 1.40%.............................      2,239,808        0.939032          2,103,251
  AIM V.I. Blue Chip Income and Growth Fund 1.45%.............................      5,340,711        0.938808          5,013,902
  AIM V.I. Blue Chip Income and Growth Fund 1.50%.............................      7,305,888        0.938575          6,857,123
  AIM V.I. Blue Chip Income and Growth Fund 1.55%.............................      6,717,881        0.938344          6,303,684
  AIM V.I. Blue Chip Income and Growth Fund 1.60%.............................      2,228,437        0.938113          2,090,525
  AIM V.I. Blue Chip Income and Growth Fund 1.65%.............................        600,777        0.937873            563,453
  AIM V.I. Blue Chip Income and Growth Fund 1.70%.............................      3,999,022        0.937650          3,749,683
  AIM V.I. Blue Chip Income and Growth Fund 1.75%.............................      2,395,195        0.937420          2,245,303
  AIM V.I. Blue Chip Income and Growth Fund 1.85%.............................        603,217        0.936956            565,188
  AIM V.I. Blue Chip Income and Growth Fund 1.90%.............................      1,591,847        0.936725          1,491,123
  Prudential Jennison Portfolio 1.55%.........................................        215,138        0.894763            192,498
  Prudential Jennison Portfolio 1.75%.........................................        545,282        0.893262            487,079
  Prudential Jennison Portfolio 1.90%.........................................         12,339        0.892140             11,008
  Prudential Jennison 20/20 Focus Portfolio 1.55%.............................        295,106        0.973022            287,145
  Prudential Jennison 20/20 Focus Portfolio 1.75%.............................         37,969        0.971388             36,882
  Prudential Jennison 20/20 Focus Portfolio 1.90%.............................         10,160        0.970175              9,857
  Prudential Jennison International Growth Portfolio 1.70%....................          2,216        0.737615              1,635
  Prudential Value Portfolio 1.70%............................................        190,185        0.940053            178,784
  Prudential Value Portfolio 1.85%............................................         14,174        0.939107             13,312
                                                                                                                  --------------
  SUBTOTAL....................................................................                                     2,633,958,842
                                                                                                                  --------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
  Hartford Money Market HLS Fund, Inc. Cl IA 1.25%............................         11,652        1.091334             12,716
  American Funds Asset Allocation Fund 1.25%..................................          9,588        9.975280             95,639
  American Funds Bond Fund 1.25%..............................................         18,468       11.158333            206,072
  American Funds Global Growth Fund 1.25%.....................................          6,553        9.460575             61,992
  American Funds Global Small Cap Fund 1.25%..................................          2,837        9.750312             27,662
  American Funds Global Small Cap Fund 1.50%..................................          8,437        7.188880             60,655
  American Funds Growth Income Fund 1.25%.....................................         94,580       10.325741            976,604
  American Funds Growth Fund 1.25%............................................         35,892       10.407808            373,559
  American Funds Growth Fund 1.50%............................................         16,150        7.226960            116,719

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  American Funds International Fund 1.25%.....................................          4,767      $ 8.902426     $       42,434
  American Funds International Fund 1.50%.....................................          5,164        6.776811             34,994
  American Funds New World Fund 1.25%.........................................            346        9.481613              3,277
  Templeton Growth Securities Fund 1.25%......................................          9,078       10.340363             93,867
  Templeton Asset Strategy Fund 1.25%.........................................          1,868        9.521245             17,783
  Templeton International Securities Fund 1.25%...............................         14,577        8.740011            127,406
  Franklin Real Estate Fund 1.25%.............................................            736       12.205308              8,983
  Franklin Small Cap Fund 1.25%...............................................            948       11.700482             11,088
  Franklin Technology Fund 1.25%..............................................            322        3.984026              1,282
  Franklin Strategic Income Fund 1.25%........................................          3,186       10.866369             34,621
  Franklin Mutual Shares Securities Fund 1.25%................................         20,978       11.547491            242,240
  MFS Emerging Growth Series 1.25%............................................          7,698        8.018392             61,729
  MFS High Income Series 1.25%................................................          1,657        9.311731             15,432
  MFS Investors Growth Stock Series 1.25%.....................................          4,657        8.316955             38,729
  MFS Investors Trust Series 1.25%............................................          7,254        8.130073             58,978
  MFS New Discovery Series 1.25%..............................................          3,929       12.976150             50,985
  MFS Total Return Series 1.25%...............................................         11,580       10.970528            127,042
  AIM Dent Demographic Trends Fund 1.55%......................................         28,392        1.287866             36,566
                                                                                                                  --------------
  SUBTOTAL....................................................................                                         2,939,054
                                                                                                                  --------------
GRAND TOTAL...................................................................                                    $2,636,897,896
                                                                                                                  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2001

                             HARTFORD
                           MONEY MARKET   AMERICAN FUNDS   AMERICAN FUNDS    AMERICAN FUNDS
                             HLS FUND    ASSET ALLOCATION    BOND FUND     GLOBAL GROWTH FUND
                           SUB-ACCOUNT   FUNDSUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  ----------------  --------------  ------------------
INVESTMENT INCOME:
  Dividends..............   $2,521,730      $2,767,469      $ 3,452,350       $    564,280
EXPENSES:
  Mortality and expense
   undertakings..........   (1,139,056)     (1,097,221)      (1,003,888)        (1,043,755)
                            ----------      ----------      -----------       ------------
    Net investment income
     (loss)..............    1,382,674       1,670,248        2,448,462           (479,475)
                            ----------      ----------      -----------       ------------
CAPITAL GAINS INCOME.....          771       4,596,150          --               6,918,788
                            ----------      ----------      -----------       ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                8,641           15,909             42,188
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --           (6,631,153)         668,725        (18,378,261)
                            ----------      ----------      -----------       ------------
    Net gain (loss) on
     investments.........      --           (6,622,512)         684,634        (18,336,073)
                            ----------      ----------      -----------       ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,383,445      $ (356,114)     $ 3,133,096       $(11,896,760)
                            ==========      ==========      ===========       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             AMERICAN FUNDS                                                                              FRANKLIN
                              GLOBAL SMALL      AMERICAN FUNDS    AMERICAN FUNDS      AMERICAN FUNDS    AMERICAN FUNDS  REAL ESTATE
                           CAPITALIZATION FUND   GROWTH FUND    GROWTH-INCOME FUND  INTERNATIONAL FUND  NEW WORLD FUND     FUND
                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  --------------  ------------------  ------------------  --------------  -----------
INVESTMENT INCOME:
  Dividends..............      $   293,362       $  1,653,098      $  7,546,062        $    871,530      $    39,134     $ 316,645
EXPENSES:
  Mortality and expense
   undertakings..........         (449,743)        (4,857,496)       (5,505,875)         (1,351,826)        (264,526)     (129,756)
                               -----------       ------------      ------------        ------------      -----------     ---------
    Net investment income
     (loss)..............         (156,381)        (3,204,398)        2,040,187            (480,296)        (225,392)      186,889
                               -----------       ------------      ------------        ------------      -----------     ---------
CAPITAL GAINS INCOME.....        2,327,708         94,538,300        42,322,597          26,293,890          --             --
                               -----------       ------------      ------------        ------------      -----------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (88,804)          (292,165)         (166,462)          1,690,153          (23,704)      (12,517)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (6,541,422)      (156,427,239)      (39,646,566)        (47,784,170)        (868,945)      667,377
                               -----------       ------------      ------------        ------------      -----------     ---------
    Net gain (loss) on
     investments.........       (6,630,226)      (156,719,404)      (39,813,028)        (46,094,017)        (892,649)      654,860
                               -----------       ------------      ------------        ------------      -----------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(4,458,899)      $(65,385,502)     $  4,549,756        $(20,280,423)     $(1,118,041)    $ 841,749
                               ===========       ============      ============        ============      ===========     =========


                              FRANKLIN
                           SMALL CAP FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............   $   164,678
EXPENSES:
  Mortality and expense
   undertakings..........      (611,664)
                            -----------
    Net investment income
     (loss)..............      (446,986)
                            -----------
CAPITAL GAINS INCOME.....       --
                            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (319,430)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (4,963,175)
                            -----------
    Net gain (loss) on
     investments.........    (5,282,605)
                            -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(5,729,591)
                            ===========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                FRANKLIN
                            MUTUAL SHARES   STRATEGIC INCOME      MFS CAPITAL
                           SECURITIES FUND  SECURITIES FUND   OPPORTUNITIES SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  ----------------  --------------------
INVESTMENT INCOME:
  Dividends..............    $   799,678       $1,377,297         $      3,266
EXPENSES:
  Mortality and expense
   undertakings..........       (744,012)        (248,808)            (786,130)
                             -----------       ----------         ------------
    Net investment income
     (loss)..............         55,666        1,128,489             (782,864)
                             -----------       ----------         ------------
CAPITAL GAINS INCOME.....      2,688,522         --                  4,540,488
                             -----------       ----------         ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          9,784          (14,804)            (250,274)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,428,858)        (705,189)         (19,331,519)
                             -----------       ----------         ------------
    Net gain (loss) on
     investments.........     (1,419,074)        (719,993)         (19,581,793)
                             -----------       ----------         ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 1,325,114       $  408,496         $(15,824,169)
                             ===========       ==========         ============

  * Formerly MFS Growth Series, MFS Growth and Income Series, respectively. Change effective January 29, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                        MFS              MFS
                            MFS EMERGING            MFS           INVESTORS GROWTH    INVESTORS           MFS
                            GROWTH SERIES   GLOBAL EQUITY SERIES    STOCK SERIES    TRUST SERIES   HIGH INCOME SERIES
                             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT*    SUB-ACCOUNT*      SUB-ACCOUNT
                           ---------------  --------------------  ----------------  -------------  ------------------
INVESTMENT INCOME:
  Dividends..............   $   --               $  11,469          $     57,950    $    291,520      $ 1,147,445
EXPENSES:
  Mortality and expense
   undertakings..........       (678,265)          (49,334)             (783,091)       (859,170)        (243,560)
                            ------------         ---------          ------------    ------------      -----------
    Net investment income
     (loss)..............       (678,265)          (37,865)             (725,141)       (567,650)         903,885
                            ------------         ---------          ------------    ------------      -----------
CAPITAL GAINS INCOME.....      3,219,849             3,579               443,145       1,496,269         --
                            ------------         ---------          ------------    ------------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (370,978)          (28,563)             (220,387)        (97,895)          18,812
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (23,731,613)         (330,660)          (15,024,591)    (11,855,692)      (1,098,539)
                            ------------         ---------          ------------    ------------      -----------
    Net gain (loss) on
     investments.........    (24,102,591)         (359,223)          (15,244,978)    (11,953,587)      (1,079,727)
                            ------------         ---------          ------------    ------------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(21,561,007)        $(393,509)         $(15,526,974)   $(11,024,968)     $  (175,842)
                            ============         =========          ============    ============      ===========

                                 MFS
                                 NEW                 MFS
                           DISCOVERY SERIES  TOTAL RETURN SERIES
                             SUB-ACCOUNT         SUB-ACCOUNT
                           ----------------  -------------------
INVESTMENT INCOME:
  Dividends..............    $  --                $ 861,243
EXPENSES:
  Mortality and expense
   undertakings..........       (319,130)          (881,382)
                             -----------          ---------
    Net investment income
     (loss)..............       (319,130)           (20,139)
                             -----------          ---------
CAPITAL GAINS INCOME.....        690,075          1,271,638
                             -----------          ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (81,912)            (4,482)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,128,633)          (766,120)
                             -----------          ---------
    Net gain (loss) on
     investments.........     (1,210,545)          (770,602)
                             -----------          ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $  (839,600)         $ 480,897
                             ===========          =========

  * Formerly MFS Growth Series, MFS Growth and Income Series, respectively. Change effective January 29, 2001.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2001

                             TEMPLETON       TEMPLETON
                               ASSET       INTERNATIONAL
                           STRATEGY FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $   135,787     $   384,244
EXPENSES:
  Mortality and expense
   undertakings..........      (139,507)       (203,168)
                            -----------     -----------
    Net investment income
     (loss)..............        (3,720)        181,076
                            -----------     -----------
CAPITAL GAINS INCOME.....       972,637       3,022,035
                            -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (59,358)        733,684
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,131,826)     (5,449,799)
                            -----------     -----------
    Net gain (loss) on
     investments.........    (2,191,184)     (4,716,115)
                            -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,222,267)    $(1,513,004)
                            ===========     ===========

 **  Formerly Mercury V.I. U.S. Large Cap Fund. Change effective January 29,
     2001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                               TEMPLETON          TEMPLETON        FRANKLIN       MERRILL LYNCH    MERRILL LYNCH       MFS
                           DEVELOPING MARKETS      GROWTH         TECHNOLOGY     LARGE CAP GROWTH  GLOBAL GROWTH     MID CAP
                            SECURITIES FUND    SECURITIES FUND  SECURITIES FUND     FOCUS FUND      FOCUS FUND    GROWTH SERIES
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT**     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  ---------------  ---------------  ----------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............      $  49,082         $   286,873         --             $     180        $   3,932     $     7,591
EXPENSES:
  Mortality and expense
   undertakings..........        (65,366)           (220,922)         (67,608)        (11,425)          (4,756)       (314,364)
                               ---------         -----------      -----------       ---------        ---------     -----------
    Net investment income
     (loss)..............        (16,284)             65,951          (67,608)        (11,245)            (824)       (306,773)
                               ---------         -----------      -----------       ---------        ---------     -----------
CAPITAL GAINS INCOME.....       --                 2,574,223         --               --               --              172,157
                               ---------         -----------      -----------       ---------        ---------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         32,095             (24,199)        (114,029)        (10,455)         (10,441)        (70,144)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (448,554)         (2,846,633)      (1,013,820)        (81,985)         (92,839)     (2,681,383)
                               ---------         -----------      -----------       ---------        ---------     -----------
    Net gain (loss) on
     investments.........       (416,459)         (2,870,832)      (1,127,849)        (92,440)        (103,280)     (2,751,527)
                               ---------         -----------      -----------       ---------        ---------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(432,743)        $  (230,658)     $(1,195,457)      $(103,685)       $(104,104)    $(2,886,143)
                               =========         ===========      ===========       =========        =========     ===========

 **  Formerly Mercury V.I. U.S. Large Cap Fund. Change effective January 29,
     2001

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                              AIM V.I.        AIM V.I.
                             AGGRESSIVE     BASIC VALUE
                            GROWTH FUND         FUND
                           SUB-ACCOUNT***  SUB-ACCOUNT***
                           --------------  --------------
INVESTMENT INCOME:
  Dividends..............     $--             $  5,480
EXPENSES:
Mortality and expense
 undertakings............      (1,228)          (9,359)
                              -------         --------
  Net investment income
   (loss)................      (1,228)          (3,879)
                              -------         --------
CAPITAL GAINS INCOME.....      --              --
                              -------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (338)           3,171
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      25,744          235,882
                              -------         --------
    Net gain (loss) on
     investments.........      25,406          239,053
                              -------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $24,178         $235,174
                              =======         ========

***  From inception, September 20, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                              AIM V.I.         AIM V.I.           AIM V.I.         AIM V.I.         AIM V.I.        AIM V.I.
                             BLUE CHIP          CAPITAL       DENT DEMOGRAPHIC    GOVERNMENT     MID CAP EQUITY  INTERNATIONAL
                                FUND       APPRECIATION FUND    TRENDS FUND     SECURITIES FUND       FUND        EQUITY FUND
                           SUB-ACCOUNT***   SUB-ACCOUNT***     SUB-ACCOUNT***   SUB-ACCOUNT***   SUB-ACCOUNT***  SUB-ACCOUNT***
                           --------------  -----------------  ----------------  ---------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............     $    202          $--               $--              $152,774         $ 3,168         $   585
EXPENSES:
Mortality and expense
 undertakings............       (3,706)          (2,192)             (786)          (13,447)         (3,907)           (425)
                              --------          -------           -------          --------         -------         -------
  Net investment income
   (loss)................       (3,504)          (2,192)             (786)          139,327            (739)            160
                              --------          -------           -------          --------         -------         -------
CAPITAL GAINS INCOME.....      --                86,890           --                --               --               4,578
                              --------          -------           -------          --------         -------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        7,771              468               699            (2,528)          1,452           7,320
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       77,500          (28,556)           11,943          (183,516)         92,843          (1,377)
                              --------          -------           -------          --------         -------         -------
    Net gain (loss) on
     investments.........       85,271          (28,088)           12,642          (186,044)         94,295           5,943
                              --------          -------           -------          --------         -------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 81,767          $56,610           $11,856          $(46,717)        $93,556         $10,681
                              ========          =======           =======          ========         =======         =======

***  From inception, September 20, 2001 to December 31, 2001.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             AIM V.I.
                            VALUE FUND
                           SUB-ACCOUNT*
                           ------------
INVESTMENT INCOME:
  Dividends..............    $ 1,756
EXPENSES:
Mortality and expense
 undertakings............     (2,799)
                             -------
  Net investment income
   (loss)................     (1,043)
                             -------
CAPITAL GAINS INCOME.....     26,648
                             -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         25
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     13,621
                             -------
    Net gain (loss) on
     investments.........     13,646
                             -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $39,251
                             =======

  *  From inception, September 20, 2001 to December 31, 2001.
 **  From inception, July 5, 2001 to December 31, 2001.
***  From inception, March 1, 2001 to December 31, 2001.
(a)  From inception, May 1, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                               AMERICAN FUNDS                                             PRUDENTIAL JENNISON    PRUDENTIAL
                                 BLUE CHIP         PRUDENTIAL JENNISON  PRUDENTIAL 20/20     INTERNATIONAL         VALUE
                           INCOME AND GROWTH FUND       PORTFOLIO       FOCUS PORTFOLIO    GROWTH PORTFOLIO      PORTFOLIO
                               SUB-ACCOUNT**         SUB-ACCOUNT***      SUB-ACCOUNT***     SUB-ACCOUNT(A)     SUB-ACCOUNT(A)
                           ----------------------  -------------------  ----------------  -------------------  --------------
INVESTMENT INCOME:
  Dividends..............         $182,740              $--                 $   241           -- $                $   796
EXPENSES:
Mortality and expense
 undertakings............         (132,020)               (7,839)            (1,644)               (7)             (1,206)
                                  --------              --------            -------              ----             -------
  Net investment income
   (loss)................           50,720                (7,839)            (1,403)               (7)               (410)
                                  --------              --------            -------              ----             -------
CAPITAL GAINS INCOME.....        --                        4,984            --                --                    8,418
                                  --------              --------            -------              ----             -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (7,240)                 (544)                 4           --                       (9)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          401,034               (27,956)             8,469               142              (6,757)
                                  --------              --------            -------              ----             -------
    Net gain (loss) on
     investments.........          393,794               (28,500)             8,473               142              (6,766)
                                  --------              --------            -------              ----             -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $444,514              $(31,355)           $ 7,070              $135             $ 1,242
                                  ========              ========            =======              ====             =======

  *  From inception, September 20, 2001 to December 31, 2001.
 **  From inception, July 5, 2001 to December 31, 2001.
***  From inception, March 1, 2001 to December 31, 2001.
(a)  From inception, May 1, 2001 to December 31, 2001.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                             HARTFORD    AMERICAN FUNDS
                           MONEY MARKET       ASSET       AMERICAN FUNDS    AMERICAN FUNDS
                             HLS FUND    ALLOCATION FUND    BOND FUND     GLOBAL GROWTH FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  ---------------  --------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................  $ 1,382,674    $  1,670,248     $  2,448,462      $   (479,475)
  Capital gains income...          771       4,596,150         --               6,918,788
  Net realized gain
   (loss) on security
   transactions..........      --                8,641           15,909            42,188
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --           (6,631,153)         668,725       (18,378,261)
                           ------------   ------------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,383,445        (356,114)       3,133,096       (11,896,760)
                           ------------   ------------     ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............  114,163,761      55,029,901       54,067,501        33,647,675
  Net transfers..........    1,934,038      39,951,987       53,480,714        19,280,553
  Surrenders for benefit
   payments and fees.....  (16,787,967)     (3,317,252)      (3,758,194)       (3,125,541)
  Net annuity
   transactions..........       12,302          96,168          179,585            (1,461)
                           ------------   ------------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   99,322,134      91,760,804      103,969,606        49,801,226
                           ------------   ------------     ------------      ------------
  Net increase (decrease)
   in net assets.........  100,705,579      91,404,690      107,102,702        37,904,466
NET ASSETS:
  Beginning of year......   25,879,735      44,297,710       24,627,472        60,734,953
                           ------------   ------------     ------------      ------------
  End of year............  $126,585,314   $135,702,400     $131,730,174      $ 98,639,419
                           ============   ============     ============      ============

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000

                             HARTFORD    AMERICAN FUNDS
                           MONEY MARKET       ASSET       AMERICAN FUNDS    AMERICAN FUNDS
                             HLS FUND    ALLOCATION FUND    BOND FUND     GLOBAL GROWTH FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  ---------------  --------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................  $   612,052    $   (276,383)    $   (126,303)     $   (492,937)
  Capital gains income...      --             --               --                 235,553
  Net realized gain
   (loss) on security
   transactions..........      --              (36,693)          (3,000)           81,011
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            1,994,568          736,873       (13,160,388)
                           ------------   ------------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      612,052       1,681,492          607,570       (13,336,761)
                           ------------   ------------     ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............   33,410,028      14,418,065       10,747,612        35,996,629
  Net transfers..........  (11,344,058)     17,821,508        9,921,792        27,118,207
  Surrenders for benefit
   payments and fees.....   (1,632,962)       (926,278)        (605,389)       (1,504,924)
  Net annuity
   transactions..........      --             --                 21,106           103,984
                           ------------   ------------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   20,433,008      31,313,295       20,085,121        61,713,896
                           ------------   ------------     ------------      ------------
  Net increase (decrease)
   in net assets.........   21,045,060      32,994,787       20,692,691        48,377,135
NET ASSETS:
  Beginning of year......    4,834,675      11,302,923        3,934,781        12,357,818
                           ------------   ------------     ------------      ------------
  End of year............  $25,879,735    $ 44,297,710     $ 24,627,472      $ 60,734,953
                           ============   ============     ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                             AMERICAN FUNDS
                              GLOBAL SMALL      AMERICAN FUNDS    AMERICAN FUNDS      AMERICAN FUNDS    AMERICAN FUNDS
                           CAPITALIZATION FUND   GROWTH FUND    GROWTH-INCOME FUND  INTERNATIONAL FUND  NEW WORLD FUND
                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  --------------  ------------------  ------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $  (156,381)      $ (3,204,398)     $  2,040,187        $   (480,296)     $  (225,392)
  Capital gains income...        2,327,708         94,538,300        42,322,597          26,293,890          --
  Net realized gain
   (loss) on security
   transactions..........          (88,804)          (292,165)         (166,462)          1,690,153          (23,704)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (6,541,422)      (156,427,239)      (39,646,566)        (47,784,170)        (868,945)
                               -----------       ------------      ------------        ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (4,458,899)       (65,385,502)        4,549,756         (20,280,423)      (1,118,041)
                               -----------       ------------      ------------        ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............       10,467,978        206,929,758       224,002,877          38,985,229        3,978,803
  Net transfers..........        6,191,246        120,408,942       166,237,513          20,599,130        3,882,528
  Surrenders for benefit
   payments and fees.....       (2,074,938)       (13,529,627)      (18,833,924)         (3,911,951)        (642,179)
  Net annuity
   transactions..........           56,368            215,757           586,695              44,471           (1,174)
                               -----------       ------------      ------------        ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       14,640,654        314,024,830       371,993,161          55,716,879        7,217,978
                               -----------       ------------      ------------        ------------      -----------
  Net increase (decrease)
   in net assets.........       10,181,755        248,639,328       376,542,917          35,436,456        6,099,937
NET ASSETS:
  Beginning of year......       30,811,141        250,567,719       232,753,125          78,241,730       17,254,903
                               -----------       ------------      ------------        ------------      -----------
  End of year............      $40,992,896       $499,207,047      $609,296,042        $113,678,186      $23,354,840
                               ===========       ============      ============        ============      ===========

                             FRANKLIN
                           REAL ESTATE      FRANKLIN
                               FUND      SMALL CAP FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $   186,889    $  (446,986)
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........      (12,517)      (319,430)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      667,377     (4,963,175)
                           -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      841,749     (5,729,591)
                           -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    7,749,784     22,670,994
  Net transfers..........    4,901,861     16,250,024
  Surrenders for benefit
   payments and fees.....     (341,406)    (1,693,346)
  Net annuity
   transactions..........        2,429         (7,691)
                           -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   12,312,668     37,219,981
                           -----------    -----------
  Net increase (decrease)
   in net assets.........   13,154,417     31,490,390
NET ASSETS:
  Beginning of year......    4,106,445     30,928,135
                           -----------    -----------
  End of year............  $17,260,862    $62,418,525
                           ===========    ===========

                             AMERICAN FUNDS
                              GLOBAL SMALL      AMERICAN FUNDS    AMERICAN FUNDS      AMERICAN FUNDS    AMERICAN FUNDS
                           CAPITALIZATION FUND   GROWTH FUND    GROWTH-INCOME FUND  INTERNATIONAL FUND  NEW WORLD FUND
                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  --------------  ------------------  ------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $  (261,127)      $ (1,998,339)     $ (1,602,730)       $   (673,314)     $   128,943
  Capital gains income...          279,686            605,084         1,329,858             519,141          408,326
  Net realized gain
   (loss) on security
   transactions..........            7,739              7,916            (9,215)            136,911              993
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (7,306,498)       (11,861,907)       11,853,365         (19,338,188)      (2,750,545)
                               -----------       ------------      ------------        ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (7,280,200)       (13,247,246)       11,571,278         (19,355,450)      (2,212,283)
                               -----------       ------------      ------------        ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............       18,153,280        129,225,530        96,985,910          52,648,616        7,580,254
  Net transfers..........       12,406,831         88,851,012        79,279,191          29,422,397        7,364,486
  Surrenders for benefit
   payments and fees.....         (657,553)        (5,136,071)       (5,328,510)         (1,525,552)        (308,990)
  Net annuity
   transactions..........           65,964            418,745           353,218              75,747            5,911
                               -----------       ------------      ------------        ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       29,968,522        213,359,216       171,289,809          80,621,208       14,641,661
                               -----------       ------------      ------------        ------------      -----------
  Net increase (decrease)
   in net assets.........       22,688,322        200,111,970       182,861,087          61,265,758       12,429,378
NET ASSETS:
  Beginning of year......        8,122,819         50,455,749        49,892,038          16,975,972        4,825,525
                               -----------       ------------      ------------        ------------      -----------
  End of year............      $30,811,141       $250,567,719      $232,753,125        $ 78,241,730      $17,254,903
                               ===========       ============      ============        ============      ===========

                             FRANKLIN
                           REAL ESTATE      FRANKLIN
                               FUND      SMALL CAP FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $    43,564    $  (236,450)
  Capital gains income...       37,504        835,841
  Net realized gain
   (loss) on security
   transactions..........       29,026         45,282
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      334,855     (6,504,566)
                           -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      444,949     (5,859,893)
                           -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    1,745,807     19,165,990
  Net transfers..........    1,600,229     14,745,302
  Surrenders for benefit
   payments and fees.....        5,614       (594,707)
  Net annuity
   transactions..........      (83,021)        28,263
                           -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    3,268,629     33,344,848
                           -----------    -----------
  Net increase (decrease)
   in net assets.........    3,713,578     27,484,955
NET ASSETS:
  Beginning of year......      392,867      3,443,180
                           -----------    -----------
  End of year............  $ 4,106,445    $30,928,135
                           ===========    ===========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                FRANKLIN
                            MUTUAL SHARES   STRATEGIC INCOME      MFS CAPITAL
                           SECURITIES FUND  SECURITIES FUND   OPPORTUNITIES SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  ----------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................   $     55,666      $ 1,128,489         $   (782,864)
  Capital gains income...      2,688,522         --                  4,540,488
  Net realized gain
   (loss) on security
   transactions..........          9,784          (14,804)            (250,274)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,428,858)        (705,189)         (19,331,519)
                            ------------      -----------         ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,325,114          408,496          (15,824,169)
                            ------------      -----------         ------------
UNIT TRANSACTIONS:
  Purchases..............     51,764,107       12,377,770           25,511,938
  Net transfers..........     35,595,248       13,884,020           15,087,108
  Surrenders for benefit
   payments and fees.....     (2,379,292)        (941,098)          (2,403,884)
  Net annuity
   transactions..........        240,447           33,753              (31,522)
                            ------------      -----------         ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     85,220,510       25,354,445           38,163,640
                            ------------      -----------         ------------
  Net increase (decrease)
   in net assets.........     86,545,624       25,762,941           22,339,471
NET ASSETS:
Beginning of year........     18,890,955        5,742,035           45,403,056
                            ------------      -----------         ------------
End of year..............   $105,436,579      $31,504,976         $ 67,742,527
                            ============      ===========         ============

  * Formerly MFS Growth Series, MFS Growth and Income Series, respectively, change effective January 29, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                FRANKLIN
                            MUTUAL SHARES   STRATEGIC INCOME      MFS CAPITAL
                           SECURITIES FUND  SECURITIES FUND   OPPORTUNITIES SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  ----------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................   $     86,028      $   253,136         $   (321,057)
  Capital gains income...        201,306         --                  1,213,707
  Net realized gain
   (loss) on security
   transactions..........         (2,608)              77               (1,064)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,385,885          (66,125)          (5,383,858)
                            ------------      -----------         ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,670,611          187,088           (4,492,272)
                            ------------      -----------         ------------
UNIT TRANSACTIONS:
  Purchases..............      7,320,755        2,101,230           26,827,611
  Net transfers..........      6,299,710        2,660,244           18,035,252
  Surrenders for benefit
   payments and fees.....       (263,709)        (105,061)            (741,004)
  Net annuity
   transactions..........         11,072         --                     (2,838)
                            ------------      -----------         ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     13,367,828        4,656,413           44,119,021
                            ------------      -----------         ------------
  Net increase (decrease)
   in net assets.........     15,038,439        4,843,501           39,626,749
NET ASSETS:
  Beginning of year......      3,852,516          898,534            5,776,307
                            ------------      -----------         ------------
  End of year............   $ 18,890,955      $ 5,742,035         $ 45,403,056
                            ============      ===========         ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                MFS                      MFS INVESTORS                     MFS           MFS           MFS
                             EMERGING      MFS GLOBAL    GROWTH STOCK   MFS INVESTORS  HIGH INCOME  NEW DISCOVERY  TOTAL RETURN
                           GROWTH SERIES  EQUITY SERIES     SERIES      TRUST SERIES     SERIES        SERIES         SERIES
                            SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT*   SUB-ACCOUNT*   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -----------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $   (678,265)   $  (37,865)   $   (725,141)  $   (567,650)  $  903,885    $  (319,130)  $    (20,139)
  Capital gains income...     3,219,849         3,579         443,145      1,496,269       --            690,075      1,271,638
  Net realized gain
   (loss) on security
   transactions..........      (370,978)      (28,563)       (220,387)       (97,895)      18,812        (81,912)        (4,482)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (23,731,613)     (330,660)    (15,024,591)   (11,855,692)  (1,098,539)    (1,128,633)      (766,120)
                           ------------    ----------    ------------   ------------   -----------   -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (21,561,007)     (393,509)    (15,526,974)   (11,024,968)    (175,842)      (839,600)       480,897
                           ------------    ----------    ------------   ------------   -----------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............    14,610,617     1,371,882      21,302,332     21,504,269   10,092,127      9,270,662     54,321,394
  Net transfers..........     8,715,382       900,263      20,331,658     26,330,438   10,858,233      6,716,791     51,524,634
  Surrenders for benefit
   payments and fees.....    (2,471,559)     (117,149)     (2,952,359)    (3,226,403)    (689,964)    (1,002,277)    (2,692,182)
  Net annuity
   transactions..........       (22,886)      --              (33,155)        (2,496)      (2,427)        (4,526)        45,571
                           ------------    ----------    ------------   ------------   -----------   -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    20,831,554     2,154,996      38,648,476     44,605,808   20,257,969     14,980,650    103,199,417
                           ------------    ----------    ------------   ------------   -----------   -----------   ------------
  Net increase (decrease)
   in net assets.........      (729,453)    1,761,487      23,121,502     33,580,840   20,082,127     14,141,050    103,680,314
NET ASSETS:
Beginning of year........    54,016,742     2,721,165      48,104,724     46,787,888    8,745,883     17,869,690     20,133,008
                           ------------    ----------    ------------   ------------   -----------   -----------   ------------
End of year..............  $ 53,287,289    $4,482,652    $ 71,226,226   $ 80,368,728   $28,828,010   $32,010,740   $123,813,322
                           ============    ==========    ============   ============   ===========   ===========   ============

  * Formerly MFS Growth Series, MFS Growth and Income Series, respectively, change effective January 29, 2001.

                                MFS                      MFS INVESTORS                     MFS           MFS           MFS
                             EMERGING      MFS GLOBAL    GROWTH STOCK   MFS INVESTORS  HIGH INCOME  NEW DISCOVERY  TOTAL RETURN
                           GROWTH SERIES  EQUITY SERIES     SERIES      TRUST SERIES     SERIES        SERIES         SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -----------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $   (436,538)   $   (5,942)   $   (392,696)  $   (271,896)  $  318,438    $  (126,287)  $     33,564
  Capital gains income...     1,383,230        50,669         150,940        176,714       --            105,085        148,167
  Net realized gain
   (loss) on security
   transactions..........        (7,680)       19,501          (9,550)         1,244         (230)        12,055            410
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (12,451,665)     (186,894)     (4,301,281)      (237,466)    (958,837)    (1,057,870)     1,596,430
                           ------------    ----------    ------------   ------------   -----------   -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (11,512,653)     (122,666)     (4,552,587)      (331,404)    (640,629)    (1,067,017)     1,778,571
                           ------------    ----------    ------------   ------------   -----------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............    32,287,913     1,738,533      22,796,002     16,624,136    4,682,009     10,224,076      7,700,740
  Net transfers..........    24,090,080       845,642      20,316,859     21,662,465    3,009,259      7,077,802      8,180,930
  Surrenders for benefit
   payments and fees.....    (1,201,295)      (21,841)       (957,330)    (1,017,537)    (219,041)      (312,557)      (362,672)
  Net annuity
   transactions..........       119,001       --               60,590         74,904       19,202         64,074         71,117
                           ------------    ----------    ------------   ------------   -----------   -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    55,295,699     2,562,334      42,216,121     37,343,968    7,491,429     17,053,395     15,590,115
                           ------------    ----------    ------------   ------------   -----------   -----------   ------------
  Net increase (decrease)
   in net assets.........    43,783,046     2,439,668      37,663,534     37,012,564    6,850,800     15,986,378     17,368,686
NET ASSETS:
  Beginning of year......    10,253,685       281,497      10,441,190      9,775,324    1,895,083      1,883,312      2,764,322
                           ------------    ----------    ------------   ------------   -----------   -----------   ------------
  End of year............  $ 54,036,731    $2,721,165    $ 48,104,724   $ 46,787,888   $8,745,883    $17,869,690   $ 20,133,008
                           ============    ==========    ============   ============   ===========   ===========   ============

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             TEMPLETON       TEMPLETON
                               ASSET       INTERNATIONAL
                           STRATEGY FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $    (3,720)    $   181,076
  Capital gains income...       972,637       3,022,035
  Net realized gain
   (loss) on security
   transactions..........       (59,358)        733,684
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,131,826)     (5,449,799)
                            -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,222,267)     (1,513,004)
                            -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     2,960,651       7,990,516
  Net transfers..........     3,426,303       2,927,503
  Surrenders for benefit
   payments and fees.....      (788,154)       (590,851)
  Net annuity
   transactions..........        20,163         (17,914)
                            -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,618,963      10,309,254
                            -----------     -----------
  Net increase (decrease)
   in net assets.........     4,396,696       8,796,250
NET ASSETS:
  Beginning of year......     8,141,290       8,846,345
                            -----------     -----------
  End of year............   $12,537,986     $17,642,595
                            ===========     ===========

 **  Formerly Mercury V.I. U.S. Large Cap Fund. Change effective January 29,
     2001.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE PERIOD ENDED DECEMBER 31, 2000

                             TEMPLETON       TEMPLETON
                               ASSET       INTERNATIONAL
                           STRATEGY FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $    (4,429)    $   (17,215)
  Capital gains income...       419,755         404,483
  Net realized gain
   (loss) on security
   transactions..........           756         101,376
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (453,210)       (450,256)
                            -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (37,128)         38,388
                            -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     3,265,643       4,759,427
  Net transfers..........     4,052,337       2,045,610
  Surrenders for benefit
   payments and fees.....      (154,859)       (125,220)
  Net annuity
   transactions..........       --               19,596
                            -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     7,163,121       6,699,413
                            -----------     -----------
  Net increase (decrease)
   in net assets.........     7,125,993       6,737,801
NET ASSETS:
  Beginning of year......     1,015,297       2,108,544
                            -----------     -----------
  End of year............   $ 8,141,290     $ 8,846,345
                            ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                               TEMPLETON          TEMPLETON        FRANKLIN       MERRILL LYNCH    MERRILL LYNCH       MFS
                           DEVELOPING MARKETS      GROWTH         TECHNOLOGY     LARGE CAP GROWTH  GLOBAL GROWTH     MID CAP
                            SECURITIES FUND    SECURITIES FUND  SECURITIES FUND     FOCUS FUND      FOCUS FUND    GROWTH SERIES
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT**     SUB-ACCOUNT*     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  ---------------  ---------------  ----------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $   (16,284)       $    65,951      $   (67,608)      $ (11,245)       $    (824)    $  (306,773)
  Capital gains income...        --                2,574,223         --               --               --              172,157
  Net realized gain
   (loss) on security
   transactions..........          32,095            (24,199)        (114,029)        (10,455)         (10,441)        (70,144)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (448,554)        (2,846,633)      (1,013,820)        (81,985)         (92,839)     (2,681,383)
                              -----------        -----------      -----------       ---------        ---------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (432,743)          (230,658)      (1,195,457)       (103,685)        (104,104)     (2,886,143)
                              -----------        -----------      -----------       ---------        ---------     -----------
UNIT TRANSACTIONS:
  Purchases..............       1,055,484          8,721,821        4,467,261         202,886           74,083      24,762,687
  Net transfers..........       1,159,527          3,993,246        2,707,717         116,394           39,768      16,304,554
  Surrenders for benefit
   payments and fees.....        (255,496)          (559,771)         (72,175)        (57,689)         (34,118)       (670,015)
  Net annuity
   transactions..........        --                   (3,460)           1,441         --               --              --
                              -----------        -----------      -----------       ---------        ---------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,959,515         12,151,836        7,104,244         261,591           79,733      40,397,226
                              -----------        -----------      -----------       ---------        ---------     -----------
  Net increase (decrease)
   in net assets.........       1,526,772         11,921,178        5,908,787         157,906          (24,371)     37,511,083
NET ASSETS:
  Beginning of year......       3,970,729         10,915,340        1,485,180         766,411          396,035       3,978,285
                              -----------        -----------      -----------       ---------        ---------     -----------
  End of year............     $ 5,497,501        $22,836,518      $ 7,393,967       $ 924,317        $ 371,664     $41,489,368
                              ===========        ===========      ===========       =========        =========     ===========

 **  Formerly Mercury V.I. U.S. Large Cap Fund. Change effective January 29,
     2001.

                               TEMPLETON          TEMPLETON        FRANKLIN       MERRILL LYNCH    MERRILL LYNCH       MFS
                           DEVELOPING MARKETS      GROWTH         TECHNOLOGY     LARGE CAP GROWTH  GLOBAL GROWTH     MID CAP
                            SECURITIES FUND    SECURITIES FUND  SECURITIES FUND     FOCUS FUND      FOCUS FUND    GROWTH SERIES
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  ---------------  ---------------  ----------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $   (19,373)       $    (1,943)     $    (3,409)      $  (5,783)       $    (859)    $    (6,472)
  Capital gains income...        --                  551,590         --                11,540           24,337         --
  Net realized gain
   (loss) on security
   transactions..........          21,681             24,501         (125,044)           (250)            (259)            589
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,004,965)          (183,238)        (335,017)       (108,751)         (77,594)       (159,213)
                              -----------        -----------      -----------       ---------        ---------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,002,657)           390,910         (463,470)       (103,244)         (54,375)       (165,096)
                              -----------        -----------      -----------       ---------        ---------     -----------
UNIT TRANSACTIONS:
  Purchases..............       2,043,807          5,678,356        1,245,851         269,967          326,106       2,106,121
  Net transfers..........       1,981,242          2,815,993          706,852         615,067          130,903       2,062,952
  Surrenders for benefit
   payments and fees.....         (70,904)          (272,565)          (4,053)        (15,379)          (6,599)        (25,692)
  Net annuity
   transactions..........        --                   98,808         --               --               --              --
                              -----------        -----------      -----------       ---------        ---------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,954,145          8,320,592        1,948,650         869,655          450,410       4,143,381
                              -----------        -----------      -----------       ---------        ---------     -----------
  Net increase (decrease)
   in net assets.........       2,951,488          8,711,502        1,485,180         766,411          396,035       3,978,285
NET ASSETS:
  Beginning of year......       1,019,241          2,203,838         --               --               --              --
                              -----------        -----------      -----------       ---------        ---------     -----------
  End of year............     $ 3,970,729        $10,915,340      $ 1,485,180       $ 766,411        $ 396,035     $ 3,978,285
                              ===========        ===========      ===========       =========        =========     ===========

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                              AIM V.I.        AIM V.I.
                             AGGRESSIVE     BASIC VALUE
                            GROWTH FUND         FUND
                           SUB-ACCOUNT***  SUB-ACCOUNT***
                           --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $ (1,228)      $   (3,879)
  Capital gains income...      --               --
  Net realized gain
   (loss) on security
   transactions..........         (338)           3,171
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       25,744          235,882
                              --------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       24,178          235,174
                              --------       ----------
UNIT TRANSACTIONS:
  Purchases..............      387,066        4,900,314
  Net transfers..........      356,273        1,731,102
  Surrenders for benefit
   payments and fees.....          992           (5,375)
  Net annuity
   transactions..........      --               --
                              --------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      744,331        6,626,041
                              --------       ----------
  Net increase (decrease)
   in net assets.........      768,509        6,861,215
NET ASSETS:
  Beginning of year......      --               --
                              --------       ----------
  End of year............     $768,509       $6,861,215
                              ========       ==========

***  From inception, September 20, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                              AIM V.I.         AIM V.I.           AIM V.I.         AIM V.I.         AIM V.I.        AIM V.I.
                             BLUE CHIP          CAPITAL       DENT DEMOGRAPHIC    GOVERNMENT        MID CAP      INTERNATIONAL
                                FUND       APPRECIATION FUND    TRENDS FUND     SECURITIES FUND   EQUITY FUND     EQUITY FUND
                           SUB-ACCOUNT***   SUB-ACCOUNT***     SUB-ACCOUNT***   SUB-ACCOUNT***   SUB-ACCOUNT***  SUB-ACCOUNT***
                           --------------  -----------------  ----------------  ---------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   (3,504)      $   (2,192)         $   (786)       $  139,327       $     (739)      $    160
  Capital gains income...       --                86,890           --                --               --               4,578
  Net realized gain
   (loss) on security
   transactions..........         7,771              468               699            (2,528)           1,452          7,320
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        77,500          (28,556)           11,943          (183,516)          92,843         (1,377)
                             ----------       ----------          --------        ----------       ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        81,767           56,610            11,856           (46,717)          93,556         10,681
                             ----------       ----------          --------        ----------       ----------       --------
UNIT TRANSACTIONS:
  Purchases..............     1,042,691          916,547           363,504         2,158,234        1,767,684        167,365
  Net transfers..........       712,719          275,725           181,396         3,755,028        1,109,437         56,878
  Surrenders for benefit
   payments and fees.....        (7,150)            (681)          (20,786)          (51,991)          (1,656)          (148)
  Net annuity
   transactions..........       --              --                  37,225           --               --             --
                             ----------       ----------          --------        ----------       ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,748,260        1,191,591           561,339         5,861,271        2,875,465        224,095
                             ----------       ----------          --------        ----------       ----------       --------
  Net increase (decrease)
   in net assets.........     1,830,027        1,248,201           573,195         5,814,554        2,969,021        234,776
NET ASSETS:
  Beginning of year......       --              --                 --                --               --             --
                             ----------       ----------          --------        ----------       ----------       --------
  End of year............    $1,830,027       $1,248,201          $573,195        $5,814,554       $2,969,021       $234,776
                             ==========       ==========          ========        ==========       ==========       ========

***  From inception, September 20, 2001 to December 31, 2001.

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                          AMERICAN FUNDS
                             AIM V.I.    BLUE CHIP INCOME
                            VALUE FUND   AND GROWTH FUND
                           SUB-ACCOUNT*   SUB-ACCOUNT**
                           ------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $   (1,043)    $    50,720
  Capital gains income...       26,648        --
  Net realized gain
   (loss) on security
   transactions..........           25          (7,240)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       13,621         401,034
                            ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       39,251         444,514
                            ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      934,140      25,279,212
  Net transfers..........      824,954      21,815,647
  Surrenders for benefit
   payments and fees.....       (1,100)       (217,091)
  Net annuity
   transactions..........      --             --
                            ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,757,994      46,877,768
                            ----------     -----------
  Net increase (decrease)
   in net assets.........    1,797,245      47,322,282
NET ASSETS:
  Beginning of year......      --             --
                            ----------     -----------
  End of year............   $1,797,245     $47,322,282
                            ==========     ===========

  *  From inception, September 20, 2001 to December 31, 2001.
 **  From inception, July 5, 2001 to December 31, 2001.
***  From inception, March 1, 2001 to December 31, 2001.
(a)  From inception, May 1, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                                                  PRUDENTIAL JENNISON    PRUDENTIAL
                           PRUDENTIAL JENNISON  PRUDENTIAL 20/20     INTERNATIONAL         VALUE
                                PORTFOLIO       FOCUS PORTFOLIO    GROWTH PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT***      SUB-ACCOUNT***     SUB-ACCOUNT(A)     SUB-ACCOUNT(A)
                           -------------------  ----------------  -------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................       $ (7,839)           $ (1,403)           $   (7)           $   (410)
  Capital gains income...          4,984             --                --                    8,418
  Net realized gain
   (loss) on security
   transactions..........           (544)                  4           --                       (9)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (27,956)              8,469               142              (6,757)
                                --------            --------            ------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (31,355)              7,070               135               1,242
                                --------            --------            ------            --------
UNIT TRANSACTIONS:
  Purchases..............        716,070             314,762             1,500             182,211
  Net transfers..........          6,547              12,207           --                    8,640
  Surrenders for benefit
   payments and fees.....           (677)               (155)          --                        3
  Net annuity
   transactions..........       --                   --                --                  --
                                --------            --------            ------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        721,940             326,814             1,500             190,854
                                --------            --------            ------            --------
  Net increase (decrease)
   in net assets.........        690,585             333,884             1,635             192,096
NET ASSETS:
  Beginning of year......       --                   --                --                  --
                                --------            --------            ------            --------
  End of year............       $690,585            $333,884            $1,635            $192,096
                                ========            ========            ======            ========

  *  From inception, September 20, 2001 to December 31, 2001.
 **  From inception, July 5, 2001 to December 31, 2001.
***  From inception, March 1, 2001 to December 31, 2001.
(a)  From inception, May 1, 2001 to December 31, 2001.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    Separate Account Seven (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual funds (the Funds) as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES--Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.15% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-46 ____________________________________

 4.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                             INVESTMENT
                                           UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -----------  ----------  --------------  -------  ----------  ---------
HLA Separate Account
 Seven
  Investments in AIM
   Variable Insurance
   Funds:
    AIM Aggressive Growth
     Fund
      2001 Lowest
       contract
       charges...........        2,317   1.182176           2,739     0.22%     --          18.22%
          Highest
           contract
           charges.......       54,444   1.178547          64,165     0.50%     --          17.85%
          Remaining
           contract
           charges.......      594,569     --             701,605     --        --          --
    AIM Basic Value Fund
      2001 Lowest
       contract
       charges...........       44,098   1.172426          51,701     0.25%       0.20%     17.24%
          Highest
           contract
           charges.......      361,829   1.168835         422,919     0.50%       0.27%     16.88%
          Remaining
           contract
           charges.......    5,458,015     --           6,386,595     --        --          --
    AIM Blue Chip Fund
      2001 Lowest
       contract
       charges...........       10,402   1.191965          12,399     0.23%       0.03%     19.20%
          Highest
           contract
           charges.......      120,620   1.188319         143,335     0.50%       0.03%     18.83%
          Remaining
           contract
           charges.......    1,407,255     --           1,674,293     --        --          --
    AIM Capital
     Appreciation Fund
      2001 Lowest
       contract
       charges...........        4,894   1.256556           6,150     0.24%     --          25.66%
          Highest
           contract
           charges.......       29,117   1.252716          36,476     0.53%     --          25.27%
          Remaining
           contract
           charges.......      961,025     --           1,205,575     --        --          --
    AIM Dent Demographic
     Trends Fund
      2001 Lowest
       contract
       charges...........        2,586   1.290558           3,337     0.25%     --          29.06%
          Highest
           contract
           charges.......       52,208   1.286613          67,171     0.49%     --          28.66%
          Remaining
           contract
           charges.......      390,269     --             502,687     --        --          --
    AIM Government
     Securities Fund
      2001 Lowest
       contract
       charges...........       38,630   1.001206          38,677     0.24%       4.78%      0.12%
          Highest
           contract
           charges.......      216,023   0.998134         215,620     0.51%       7.91%     (0.19)%
          Remaining
           contract
           charges.......    5,564,289     --           5,560,257     --        --          --
    AIM International
     Equity Fund
      2001 Lowest
       contract
       charges...........        1,782   1.102346           1,964     0.22%       0.91%     10.23%
          Highest
           contract
           charges.......       20,175   1.098965          22,172     0.53%       0.70%      9.90%
          Remaining
           contract
           charges.......      191,433     --             210,640     --        --          --
    AIM MidCap Equity
     Fund
      2001 Lowest
       contract
       charges...........       12,300   1.153905          14,193     0.25%       0.27%     15.39%
          Highest
           contract
           charges.......      101,931   1.150372         117,259     0.50%       0.33%     15.04%
          Remaining
           contract
           charges.......    2,463,922     --           2,837,569     --        --          --
    AIM VI Value Fund
      2001 Lowest
       contract
       charges...........       10,383   1.168599          12,133     0.24%       0.24%     16.86%
          Highest
           contract
           charges.......      160,597   1.165014         187,097     0.48%       0.22%     16.50%
          Remaining
           contract
           charges.......    1,369,894     --           1,598,015     --        --          --
  Investments in American
   Funds Insurance
   Series:
    Asset Allocation Fund
      2001 Lowest
       contract
       charges...........      671,535  10.854660       7,289,285     0.93%       3.19%     (0.44)%
          Highest
           contract
           charges.......      316,688  10.114163       3,203,032     1.81%       2.16%     (3.46)%
          Remaining
           contract
           charges.......   12,518,997     --         125,210,083     --        --          --
    Blue Chip Income &
     Growth Fund
      2001 Lowest
       contract
       charges...........    1,565,419   0.941805       1,474,319     0.44%       0.99%     (5.82)%
          Highest
           contract
           charges.......    1,591,847   0.936725       1,491,123     0.96%       0.83%     (6.33)%
          Remaining
           contract
           charges.......   47,247,813     --          44,356,839     --        --          --

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                             INVESTMENT
                                           UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -----------  ----------  --------------  -------  ----------  ---------
    Bond Fund
      2001 Lowest
       contract
       charges...........      315,987  11.380863       3,596,208     0.92%       4.41%      7.12%
          Highest
           contract
           charges.......      470,397  10.674933       5,021,455     1.83%       3.65%      3.18%
          Remaining
           contract
           charges.......   11,187,638     --         123,112,511     --        --          --
    Global Growth Fund
      2001 Lowest
       contract
       charges...........      --        8.309416        --           0.55%       5.04%    (14.69)%
          Highest
           contract
           charges.......      202,317   7.305593       1,478,049     1.84%       0.58%    (20.45)%
          Remaining
           contract
           charges.......   10,840,112     --          97,161,370     --        --          --
    Global Small
     Capitalization Fund
      2001 Lowest
       contract
       charges...........      138,117   9.181961       1,268,189     0.94%       0.90%    (13.68)%
          Highest
           contract
           charges.......      106,118   7.162167         760,034     1.82%       0.49%    (18.16)%
          Remaining
           contract
           charges.......    4,228,330     --          38,964,673     --        --          --
    Growth Fund
      2001 Lowest
       contract
       charges...........    1,640,369  10.793870      17,705,934     0.93%       0.45%    (18.93)%
          Highest
           contract
           charges.......    1,934,824   7.200112      13,930,953     1.83%       0.42%    (24.41)%
          Remaining
           contract
           charges.......   49,060,495     --         467,570,160     --        --          --
    Growth-Income Fund
      2001 Lowest
       contract
       charges...........    2,517,626  11.588474      29,175,441     0.93%       1.74%      1.59%
          Highest
           contract
           charges.......    1,361,993  10.381852      14,140,008     1.83%       1.50%     (3.38)%
          Remaining
           contract
           charges.......   54,768,012     --         565,980,593     --        --          --
    International Fund
      2001 Lowest
       contract
       charges...........      --        7.711532        --           0.55%       6.26%    (20.33)%
          Highest
           contract
           charges.......      273,741   6.751649       1,848,204     1.83%       0.80%    (24.16)%
          Remaining
           contract
           charges.......   13,237,014     --         111,829,982     --        --          --
    New World Fund
      2001 Lowest
       contract
       charges...........      127,490  10.034141       1,279,256     0.94%       0.19%     (5.10)%
          Highest
           contract
           charges.......       30,081   8.888964         267,385     1.84%       0.18%    (10.45)%
          Remaining
           contract
           charges.......    2,318,090     --          21,808,199     --        --          --
  Investments in Franklin
   Templeton Variable
   Insurance Products
   Trust:
    Franklin Real Estate
     Fund
      2001 Lowest
       contract
       charges...........       21,727  14.148124         307,392     0.93%       3.56%      6.86%
          Highest
           contract
           charges.......       50,725  11.071713         561,612     1.82%       2.88%      3.89%
          Remaining
           contract
           charges.......    1,381,829     --          16,391,858     --        --          --
    Franklin Small Cap
     Fund
      2001 Lowest
       contract
       charges...........      105,522  11.193018       1,181,107     0.94%       0.38%    (16.05)%
          Highest
           contract
           charges.......      191,509   6.736716       1,290,142     1.84%       0.39%    (21.30)%
          Remaining
           contract
           charges.......    5,956,588     --          59,947,276     --        --          --
    Mutual Shares
     Securities Fund
      2001 Lowest
       contract
       charges...........      151,349  12.870679       1,947,968     0.92%       1.53%      6.03%
          Highest
           contract
           charges.......      455,876  10.997991       5,013,724     1.83%       1.43%     (0.09)%
          Remaining
           contract
           charges.......    8,665,661     --          98,474,887     --        --          --
    Franklin Strategic
     Income Securities
     Fund
      2001 Lowest
       contract
       charges...........       23,723  11.164587         264,858     0.92%       7.72%      3.52%
          Highest
           contract
           charges.......       94,388  10.361373         977,987     1.82%      10.26%     (1.14)%
          Remaining
           contract
           charges.......    2,823,583     --          30,262,131     --        --          --
    Franklin Technology
     Securities Fund
      2001 Lowest
       contract
       charges...........       11,042   4.008112          44,257     0.93%     --         (30.26)%
          Highest
           contract
           charges.......       41,011   4.397814         180,358     1.87%     --         (41.11)%
          Remaining
           contract
           charges.......    1,715,808     --           7,169,352     --        --          --
  Investments in Hartford
   Money Market HLS
   Fund, Inc.:
    Hartford Money Market
     HLS Fund
      2001 Lowest
       contract
       charges...........      695,479   1.091492         759,110     0.91%       3.12%      2.89%
          Highest
           contract
           charges.......    2,288,157   1.028730       2,353,896     1.82%       2.47%      1.45%
          Remaining
           contract
           charges.......  115,403,408     --         123,472,308     --        --          --

_____________________________________ SA-48 ____________________________________

                                                                             INVESTMENT
                                           UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -----------  ----------  --------------  -------  ----------  ---------
  Investments in Mercury
   V.I. Funds, Inc.:
    Merrill Lynch Large
     Cap Growth Focus
     Fund
      2001 Lowest
       contract
       charges...........       66,563   8.189183         545,098     1.38%       0.02%    (10.59)%
          Highest
           contract
           charges.......        5,050   8.147579          41,148     1.53%     --         (13.30)%
          Remaining
           contract
           charges.......       41,417     --             338,071     --        --          --
  Investments in Merrill
   Lynch Variable
   Series Funds, Inc.:
    Merrill Lynch Global
     Growth Focus Fund
      2001 Lowest
       contract
       charges...........       38,021   7.944369         302,053     1.38%       1.13%    (24.11)%
          Highest
           contract
           charges.......        1,323   7.904003          10,456     1.55%       2.60%    (22.54)%
          Remaining
           contract
           charges.......        7,470     --              59,155     --        --          --
  Investments in the MFS
   Variable Insurance
   Trust:
    MFS Capital
     Opportunities Series
      2001 Lowest
       contract
       charges...........      --        7.562709        --           0.55%     --         (23.90)%
          Highest
           contract
           charges.......      166,470   6.581620       1,095,640     1.83%     --         (30.84)%
          Remaining
           contract
           charges.......    8,107,373     --          66,646,887     --        --          --
    MFS Emerging Growth
     Series
      2001 Lowest
       contract
       charges...........      216,012   8.124799       1,755,057     0.94%     --         (34.12)%
          Highest
           contract
           charges.......       71,339   5.301677         378,216     1.84%     --         (31.30)%
          Remaining
           contract
           charges.......    6,876,240     --          51,154,016     --        --          --
    MFS Global Equity
     Series
      2001 Lowest
       contract
       charges...........       30,790   9.887155         304,423     0.93%       0.34%    (10.80)%
          Highest
           contract
           charges.......        8,325   8.483277          70,624     1.85%       0.38%    (11.55)%
          Remaining
           contract
           charges.......      446,896     --           4,107,605     --        --          --
    MFS High Income
     Series
      2001 Lowest
       contract
       charges...........       96,471   9.586514         924,818     0.93%       6.14%      1.11%
          Highest
           contract
           charges.......      221,905   9.339433       2,072,467     1.81%       1.59%     (5.68)%
          Remaining
           contract
           charges.......    2,774,747     --          25,830,725     --        --          --
    MFS Investors Growth
     Stock Series
      2001 Lowest
       contract
       charges...........      200,649   8.712830       1,748,218     0.93%       0.10%    (24.86)%
          Highest
           contract
           charges.......      157,303   6.477239       1,018,890     1.83%       0.05%    (26.91)%
          Remaining
           contract
           charges.......    8,597,570     --          68,459,118     --        --          --
    MFS Investors Trust
     Series
      2001 Lowest
       contract
       charges...........      369,708   9.173237       3,391,420     0.93%       0.45%    (16.75)%
          Highest
           contract
           charges.......      172,773   7.981347       1,378,962     1.84%       0.14%    (16.81)%
          Remaining
           contract
           charges.......    9,322,874     --          75,598,346     --        --          --
    MFS Mid Cap Growth
     Series
      2001 Lowest
       contract
       charges...........      --        7.011036        --           0.55%     --         (18.01)%
          Highest
           contract
           charges.......      233,560   7.438139       1,737,250     1.83%       0.02%    (25.31)%
          Remaining
           contract
           charges.......    5,580,279     --          39,752,118     --        --          --
    MFS New Discovery
     Series
      2001 Lowest
       contract
       charges...........       39,518  14.108957         557,555     0.94%     --          (5.93)%
          Highest
           contract
           charges.......       67,688   8.519743         576,684     1.82%     --         (13.28)%
          Remaining
           contract
           charges.......    2,613,784     --          30,876,501     --        --          --
    MFS Total Return
     Series
      2001 Lowest
       contract
       charges...........      332,913  11.807401       3,930,837     0.93%       1.48%     (0.70)%
          Highest
           contract
           charges.......      421,648  10.309892       4,347,143     1.83%       0.61%     (1.22)%
          Remaining
           contract
           charges.......   10,739,641     --         115,535,342     --        --          --
  Investments in the
   Prudential
   Series Fund, Inc.:
    Prudential Jennison
     Portfolio
      2001 Lowest
       contract
       charges...........      215,138   0.894763         192,497     1.37%     --         (10.52)%
          Highest
           contract
           charges.......       12,339   0.892140          11,008     1.67%     --         (10.79)%
          Remaining
           contract
           charges.......      545,281     --             487,080     --        --          --

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                             INVESTMENT
                                           UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -----------  ----------  --------------  -------  ----------  ---------
    Prudential 20/20
     Focus Portfolio
      2001 Lowest
       contract
       charges...........      295,106   0.973022         287,144     1.38%       0.19%     (2.70)%
          Highest
           contract
           charges.......       10,160   0.970175           9,857     1.67%       0.18%     (2.98)%
          Remaining
           contract
           charges.......       37,968     --              36,883     --        --          --
    Prudential Jennison
     International Growth
     Portfolio
      2001 Lowest
       contract
       charges...........        2,216   0.737615           1,635     1.09%     --         (26.24)%
          Highest
           contract
           charges.......      --          --            --           --        --          --
          Remaining
           contract
           charges.......      --          --            --           --        --          --
    Prudential Value
     Portfolio
      2001 Lowest
       contract
       charges...........      190,185   0.940053         178,784     1.11%       0.73%     (5.99)%
          Highest
           contract
           charges.......       14,174   0.939107          13,311     1.16%       0.92%     (6.09)%
          Remaining
           contract
           charges.......            1     --                   1     --        --          --
  Investments in the
   Franklin Templeton
   Variable Insurance
   Products Trust:
    Templeton Asset
     Strategy Fund
      2001 Lowest
       contract
       charges...........       65,893   9.897515         652,177     0.93%       1.20%    (10.80)%
          Highest
           contract
           charges.......        6,904   8.923796          61,609     1.84%       1.20%    (11.91)%
          Remaining
           contract
           charges.......    1,252,943     --          11,824,200     --        --          --
    Templeton
     International
     Securities Fund
      2001 Lowest
       contract
       charges...........       53,890   9.127253         491,865     0.93%       2.96%    (16.79)%
          Highest
           contract
           charges.......       74,344   8.309420         617,758     1.84%       2.36%    (17.30)%
          Remaining
           contract
           charges.......    1,920,244     --          16,532,972     --        --          --
    Templeton Developing
     Markets Securities
     Fund
      2001 Lowest
       contract
       charges...........       16,135   8.097194         130,649     0.94%       1.04%     (8.95)%
          Highest
           contract
           charges.......        4,564   8.375416          38,229     1.84%       0.53%    (16.92)%
          Remaining
           contract
           charges.......      751,646     --           5,328,623     --        --          --
    Templeton Growth
     Securities Fund
      2001 Lowest
       contract
       charges...........       37,561  11.068585         415,749     0.93%       1.80%     (2.24)%
          Highest
           contract
           charges.......       90,513  10.136741         917,508     1.82%       1.48%     (3.86)%
          Remaining
           contract
           charges.......    2,091,966     --          21,503,261     --        --          --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-50 ____________________________________

--------------------------------------------------------------------------------

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differ from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2001          2000
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 2,639,950   $ 1,181,509
   Common Stocks                                           16,753        38,064
   Mortgage Loans                                         180,043        34,639
   Real Estate                                             24,614            --
   Policy Loans                                           250,220        80,795
   Cash and Short-Term Investments                        421,764        65,526
   Other Invested Assets                                   39,622         1,150
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     3,572,966     1,401,683
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       48,172        21,605
   Federal Income Taxes Recoverable                       157,532        54,908
   Deferred Tax Asset                                      54,720            --
   Other Assets                                            98,497        71,125
   Separate Account Assets                             41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 4,346,336   $ 2,188,746
   Liability for Deposit Type Contracts                    42,394        21,063
   Policy and Contract Claim Liabilities                   30,507        10,733
   Asset Valuation Reserve                                     --         2,743
   Payable to Affiliates                                   32,072        20,917
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,485,727)   (1,461,556)
   Remittances and Items Not Allocated                    139,993       120,810
   Other Liabilities                                      155,097       106,602
   Separate Account Liabilities                        41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    45,206,217    46,353,385
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                  986,883       226,043
   Unassigned Funds                                      (318,168)      310,720
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       671,215       539,263
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2001          2000         1999
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,741,782   $  772,847   $  621,789
   Considerations for Supplementary Contracts with
    Life Contingencies                                     33,695           31           --
   Annuity and Other Fund Deposits                             --    4,201,953    2,991,363
   Net Investment Income                                  188,799      107,937      122,322
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      78,607      121,671      379,905
   Reserve Adjustment on Reinsurance Ceded                600,569    1,287,942    1,411,342
   Fee Income                                             817,436      827,674      647,565
   Other Revenues                                           6,435        2,751          842
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    14,467,323    7,322,806    6,175,128
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             174,288       57,001       47,372
   Disability and Other Benefits                           11,296        5,827        6,270
   Surrenders and Other Fund Withdrawals                4,142,327    3,567,723    1,250,813
   Commissions                                          1,222,698      490,630      467,338
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                        2,147,722       57,316       12,481
   Decrease in Liability for Premium and Other
    Deposit Funds                                              --     (403,594)     (47,852)
   General Insurance Expenses                             330,636      253,565      192,196
   Net Transfers to Separate Accounts                   2,613,765    3,218,126    4,160,501
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             4,591,861           --           --
   Other Expenses                                          78,503       26,782       35,385
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    15,313,096    7,273,376    6,124,504
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                         (845,773)      49,430       50,624
   Federal Income Tax (Benefit) Expense                  (196,458)      24,549      (10,231)
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS      (649,315)      24,881       60,855
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (10,238)      (2,922)     (36,428)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $  (659,553)  $   21,959   $   24,427
 ------------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ---------------------------------------------------------------------------------------
                                                         2001        2000        1999
 ---------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ---------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $   2,500    $  2,500    $  2,500
 ---------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ---------------------------------------------------------------------------------------
   Beginning of Year                                    226,043     226,043     226,043
   Capital Contribution                                 760,840          --          --
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     986,883     226,043     226,043
 ---------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           310,720     294,333     247,969

   Net Income                                          (659,553)     21,959      24,427
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (22,085)     (4,653)      2,258
   Change in Net Deferred Income Tax                    209,019          --          --
   Change in Reserve Valuation Basis                    (11,721)      5,711          --
   Change in Asset Valuation Reserve                      2,743       2,192      16,847
   Change in Non-Admitted Assets                       (154,455)     (3,646)      6,557
   Change in Liability for Reinsurance in
    Unauthorized Companies                                   (2)         --          --
   Cummulative Effect of Changes in Accounting
    Principles                                            7,166          --          --
   Credit on Reinsurance Ceded                               --      (5,176)     (3,725)
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    (318,168)    310,720     294,333
 ---------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ---------------------------------------------------------------------------------------
   End of Year                                        $ 671,215    $539,263    $522,876
 ---------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                           FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------
                                             2001         2000        1999
-----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,732,469  $4,969,266  $3,613,217
  Net Investment Income                       166,707     106,844     122,998
  Fee Income                                  817,436     827,674     647,565
  Commissions and Expense Allowances on
   Reinsurance Ceded                          679,177   1,403,553   1,787,523
  Other Income                                 36,949         179      11,800
                                          -----------  ----------  ----------
    Total Income                           14,432,738   7,307,516   6,183,103
                                          -----------  ----------  ----------
  Benefits Paid                             4,289,455   3,628,860   1,303,801
  Federal Income Tax (Recoveries)
   Payments                                   (58,363)     74,791      (8,815)
  Net Transfers to Separate Accounts        2,640,961   3,289,217   4,364,914
  MODCO Adjustment on Reinsurance
   Assumed                                  4,591,861          --          --
  Other Expenses                            1,637,963     789,601     669,525
                                          -----------  ----------  ----------
    Total Benefits and Expenses            13,101,877   7,782,469   6,329,425
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    1,330,861    (474,953)   (146,322)
-----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                     1,286,296     731,046     753,358
  Common Stocks                                14,354         979         939
  Mortgage Loans                               57,353      33,304      53,704
  Other                                        12,690       1,718       1,490
                                          -----------  ----------  ----------
    Total Investment Proceeds               1,370,693     767,047     809,491
                                          -----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     2,753,242     454,987     804,947
  Common Stocks                                14,246         484         464
  Mortgage Loans                              203,177       3,881      57,665
  Real Estate                                  25,000          --          --
  Other                                        40,467          --       1,994
                                          -----------  ----------  ----------
    Total Investments Acquired              3,036,132     459,352     865,070
                                          -----------  ----------  ----------
  Net Increase in Policy Loans                169,425      21,366      12,217
-----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(1,834,864) $  286,329  $  (67,796)
-----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        760,840          --          --
  Net other cash provided (used)               99,401     (13,429)     11,742
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      860,241     (13,429)     11,742
-----------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                     356,238    (202,053)   (202,376)
  Cash and Short-Term Investments,
   Beginning of Year                           65,526     267,579     469,955
-----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   421,764  $   65,526  $  267,579
-----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2001
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 and 1999 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 and 1999, most of which were recorded as premiums and considerations in 2001. At the direction of the Connecticut Insurance Department, a few of the items in the 2000 balance sheet were reclassified for comparability with 2001 without any change in total assets, liabilities or capital and surplus funds.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles ("STAT") and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value; and

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2001              2000              1999
                                                                -----------------------------------------------
GAAP Net Income                                                 $   214,610       $   140,954       $    75,654
Deferral and amortization of policy acquisition costs,
 net                                                               (308,546)         (218,151)         (272,171)
Change in unearned revenue reserve                                   59,132            54,255           (64,915)
Deferred taxes                                                      180,625            27,039            57,833
Separate account expense allowance                                 (110,911)           71,092           214,388
Asset impairments and write-downs                                        --                --           (17,250)
Benefit reserve adjustment                                          (13,199)          (70,248)           11,491
Prepaid reinsurance premium                                          (6,944)           (3,007)           (3,524)
Ceding commission on reinsurance assumed                           (670,507)               --                --
Statutory voluntary reserve                                              --                --            (6,286)
Other, net                                                           (3,813)           20,025            29,207
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (659,553)      $    21,959       $    24,427
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 1,794,936       $   826,049       $   676,428
Deferred policy acquisition costs                                (3,033,841)       (2,105,975)       (1,887,824)
Unearned revenue reserve                                            229,194           150,220            95,965
Deferred taxes                                                      366,265           181,027           122,105
Separate account expense allowance                                1,521,026         1,469,122         1,398,030
Unrealized (gains) losses on investments                            (31,612)          (13,933)           26,292
Benefit reserve adjustment                                           24,334            16,574            81,111
Asset valuation reserve                                                  --            (2,743)           (4,935)
Interest maintenance reserve                                        (25,448)               --                --
Prepaid reinsurance premium                                         (17,679)          (10,735)           (7,728)
Goodwill                                                           (173,704)               --                --
Statutory voluntary reserve                                              --            (6,286)           (6,286)
Other, net                                                           17,744            35,943            29,718
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   671,215       $   539,263       $   522,876
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2001 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,965         0.0%
At book value, less current surrender charge of 5% or more             1,369,405         3.3%
At market value                                                       38,967,202        93.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          40,339,572        96.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,187,215         2.8%
Not subject to discretionary withdrawal:                                 251,419         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          41,778,206       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $41,778,206       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost and are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26 -- BONDS, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $0 and $2,743 as of December 31, 2001 and 2000, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2001 and 2000 were $25,448 and $(3,582), respectively. The 2000 asset balance was reflected as a component of non-admitted assets in Unassigned Funds, in accordance with statutory accounting principles. The net capital gains (losses) captured in the IMR in 2001, 2000 and 1999 were $1,965, $(3,096) and $(1,255), respectively. The amount of expense amortized from the IMR in 2001, 2000, 1999 included in the Company's Statements of Operations, was $3,472, $(495) and $178, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Effective January 1, 2001, the State of Connecticut required that insurance companies domiciled in the State of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the State of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2001           2000           1999
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $148,038       $ 95,980       $113,646
Interest income from policy loans                                    14,160          4,923          3,494
Interest and dividends from other investments                        28,751          8,568          6,371
                                                                   --------------------------------------
Gross investment income                                             190,949        109,471        123,511
Less: investment expenses                                             2,150          1,534          1,189
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $188,799       $107,937       $122,322
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $ 17,132       $  2,401       $    561
Gross unrealized capital losses                                     (17,210)        (3,319)        (6,441)
                                                                   --------------------------------------
Net unrealized capital losses                                           (78)          (918)        (5,880)
Balance, beginning of year                                             (918)        (5,880)        10,072
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $    840       $  4,962       $(15,952)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    120       $    509       $  2,508
Gross unrealized capital losses                                     (22,913)        (2,113)           (24)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,793)        (1,604)         2,484
Balance, beginning of year                                           (1,604)         2,484            333
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $(21,189)      $ (4,088)      $  2,151
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2001           2000           1999
                                                                   --------------------------------------
Bonds and short-term investments                                   $ (7,491)      $ (8,128)      $(37,959)
Common stocks                                                           (13)           217            104
Other invested assets                                                    33             10            172
                                                                   --------------------------------------
Realized capital losses                                              (7,471)        (7,901)       (37,683)
Capital gains tax (benefit)                                             802         (1,883)            --
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,273)        (6,018)       (37,683)
Less: amounts transferred to IMR                                      1,965         (3,096)        (1,255)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(10,238)      $ (2,922)      $(36,428)
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $669,820, $740,995, and $1,367,027, respectively, gross realized capital gains of $8,169, $710 and $1,106, respectively, and gross realized capital losses of $6,273, $8,838 and $39,065, respectively, before transfers to the IMR. Sale of common stocks for the years ended
December 31, 2001, 2000 and 1999 resulted in proceeds of $14,354, $979 and $939, gross realized capital gains of $358, $218 and $115, respectively, and gross realized losses of $371, $1 and $11, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  992      $   --        $  --       $   --        $   7        $--      $    7
Other bonds and notes                 1,648           7            7           --           13         --          27
Short-term investments                   59          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 2,699           7            7           --           20         --          34
Other investments                       248          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                   TOTAL INVESTMENT  $2,947      $    7        $   7       $   --        $  20        $--      $   34
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,873      $   --        $  66       $   --        $  --        $--      $   66
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  73       $   --        $  20        $--      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   2       $   --        $   1        $--      $    3
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2001.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $   132     $     --   $   41,769
  --Guaranteed and sponsored -- asset-backed                          270,969        --           --      270,969
States, municipalities and political subdivisions                         398        15           --          413
International governments                                              35,086       880           (4)      35,962
Public utilities                                                      163,678       557         (757)     163,478
All other corporate                                                 1,220,569    15,376       (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058        61       (6,733)     721,386
Short-term investments                                                 58,741        --           --       58,741
Certificates of deposit                                                52,877       111           --       52,988
Parents, subsidiaries and affiliates                                  126,735        --           --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $17,132     $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,162    $  120     $   (211)  $    4,071
Common stock -- affiliated                                             35,384        --      (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546    $  120     $(22,913)  $   16,753
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $     (7)  $    6,219
  --Guaranteed and sponsored -- asset-backed                          123,714        --           --      123,714
States, municipalities and political subdivisions                         401         6           --          407
International governments                                               7,289       271           --        7,560
Public utilities                                                       17,797        --           --       17,797
All other corporate                                                   360,599     2,062       (3,312)     359,349
All other corporate -- asset-backed                                   544,620        --           --      544,620
Short-term investments                                                 38,813        --           --       38,813
Certificates of deposit                                                    --        --           --           --
Parents, subsidiaries and affiliates                                  121,420        --           --      121,420
                                                                   ----------------------------------------------
    TOTAL BONDS AND SHORT-TERM INVESTMENTS                         $1,220,817    $2,401     $ (3,319)  $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $    (61)  $    4,732
Common stock -- affiliated                                             35,384        --       (2,052)      33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $ (2,113)  $   38,064
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2001 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  325,531         $  325,522
Over one year through five years                   1,220,070          1,220,034
Over five years through ten years                    807,775            807,752
Over ten years                                       345,372            345,362
                                                  -----------------------------
                                           TOTAL  $2,698,748         $2,698,670
                                                  -----------------------------

Bonds with a carrying value of $3,495 were on deposit as of December 31, 2001 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2001                 2000
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 2,699      2,699     1,221      1,220
  Common stocks                                               17         17        38         38
  Policy loans                                               250        250        81         81
  Mortgage loans                                             180        180        35         35
  Other invested assets                                       64         64         1          1
LIABILITIES
  Deposit funds and other benefits                       $ 2,873    $ 2,089   $ 1,642    $ 1,592
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                                      December 31,          January 1,
                                                                          2001                 2001
                                                                     -----------------------------------
Total of all deferred tax assets (admitted and non-admitted)            $ 329,950            $ 200,291
Total of all deferred tax liabilities                                   $(114,519)           $(193,879)
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                              $(160,711)           $      --
Increase in deferred taxes non-admitted                                 $(160,711)                 N/A
                                                                     -----------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2001           2001
                                                                     -----------------------
Current income taxes incurred                                        $(195,656)      $21,260
                                                                     -----------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax assets:                                                 Difference         Effect
                                                                     ---------------------------
Reserves                                                             $ 194,867        $   68,203
Tax Deferred Acquisition Costs ("DAC")                                 551,268           192,943
Accrued deferred compensation                                            8,447             2,957
Capital loss carryforward                                                9,429             3,300
AMT credit utilization                                                 168,098            58,834
Other                                                                   10,608             3,713
                                                                     ---------------------------
                                   TOTAL DEFERRED TAX ASSETS         $ 942,717        $  329,950
                                                                     ---------------------------
                            DEFERRED TAX ASSETS NON-ADMITTED         $(459,176)       $(160,711)
                                                                     ---------------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax liabilities:                                            Difference         Effect
                                                                     ---------------------------
Tax preferred investments                                            $(299,066)       $(104,673)
Deferred and uncollected                                               (19,934)          (6,977)
Other                                                                   (8,197)          (2,869)
                                                                     ---------------------------
                              TOTAL DEFERRED TAX LIABILITIES         $(327,197)       $(114,519)
                                                                     ---------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Reserves                                                           $  68,203            $  23,802         $  44,401
Tax DAC                                                              192,943              160,409            32,534
Accrued deferred compensation                                          2,957                2,048               909
Capital loss carryforward                                              3,300               13,227            (9,927)
AMT credit utilization                                                58,834                   --            58,834
Other                                                                  3,713                  805             2,908
                                                                ---------------------------------------------------
                              TOTAL DEFERRED TAX ASSETS            $ 329,950            $ 200,291         $ 129,659
                                                                ---------------------------------------------------
                       DEFERRED TAX ASSETS NON-ADMITTED            $(160,711)           $      --         $(160,711)
                                                                ---------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Bonds                                                              $      --            $  (1,238)        $   1,238
Tax preferred investments                                           (104,673)            (189,568)           84,895
Deferred and uncollected                                              (6,977)              (1,808)           (5,169)
Other                                                                 (2,869)              (1,265)           (1,604)
                                                                ---------------------------------------------------
                         TOTAL DEFERRED TAX LIABILITIES            $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Total deferred tax assets                                          $ 329,950            $ 200,291         $ 129,659
Total deferred tax liabilities                                     $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------
                                 NET DEFERRED TAX ASSET            $ 215,431            $   6,412         $ 209,019
                                                                ---------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $(299,317)           35.0%
Tax preferred investments                                                 (33,724)            3.9%
Other                                                                         751             0.0%
                                                                     -------------------------------
  Total before SSAP No. 10 implementation                                (332,290)           38.9%
  SSAP No. 10 implementation adjustments                                  (72,385)            8.4%
                                                                     -------------------------------
                                                       TOTAL            $(404,675)           47.3%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $(195,656)           22.9%
Change in net deferred income taxes                                      (209,019)           24.4%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(404,675)           47.3%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(718,165). If not utilized, it will expire for tax purposes in 2016.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2001                  $    --
2000                  $21,260
1999                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 2001, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2001
Aggregate Reserves for Life and
  Accident and Health Policies                           $3,085,682  $1,578,470  $  (317,816) $4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $   16,288  $    (9,291) $   30,507
Premium and Annuity Considerations                       $6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $   94,069  $   (24,134) $  185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $  491,474  $  (242,572) $4,142,327

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2000
Aggregate Reserves for Life and
  Accident and Health Policies                           $  900,216  $       --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $       --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $      986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $       --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $    1,542  $   (16,238) $   62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $       --  $  (116,380) $3,567,723

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
1999
Aggregate Reserves for Life and
  Accident and Health Policies                           $  784,502  $       53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $      203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $    1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $       --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $    1,104  $   (12,713) $   53,642
Surrenders and Other Fund Withdrawals                    $2,541,449  $       --  $(1,290,636) $1,250,813

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5, 6, and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $3,764, $648 and $762 for 2001, 2000 and 1999, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life

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insurance benefits expense allocated to the Company was not material to the results of operations for 2001, 2000 or 1999.

The assumed rate in the per capita cost of health care (the health care trend rate) was 8% for 2001, decreasing ratably to 5% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $2 million and $1 million in 2001, 2000 and 1999, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. The amount available for dividend in 2002 is approximately $66,872.

10. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $41.9 billion and $45.3 billion as of December 31, 2001 and 2000, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $567 million, $622 million and $493 million for the years ended December 31, 2001, 2000 and 1999, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $289, $1,212 and $523 in 2001, 2000 and 1999, respectively, of which $297, $1,074 and
$318 in 2001, 2000 and 1999, respectively, were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

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12. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.